UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Dominique Baede

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 is filed herewith.

(b)	Not applicable to this semi-annual report.

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Large Cap Fundamental Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $380,505,493

Sector Allocation[1] As of June 30, 2021

Top Ten Holdings[2] As of June 30, 2021

Holding	% of Total Net Assets
Amazon.com, Inc.	8.90%
Facebook, Inc., Class A	6.55%
Microsoft Corp.	5.15%
Visa, Inc., Class A	4.61%
Apple, Inc.	4.60%
NVIDIA Corp.	3.60%
Adobe, Inc.	3.51%
salesforce.com, Inc.	3.12%
UnitedHealth Group, Inc.	3.09%
Thermo Fisher Scientific, Inc.	2.58%
Total	45.71%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$1,114.00	$4.87	0.93%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.18	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 99.4%

Aerospace & Defense – 1.5%

Raytheon Technologies Corp.	68,450	$5,839,470

		5,839,470

Air Freight & Logistics – 2.6%

United Parcel Service, Inc., Class B	46,856	9,744,642

		9,744,642

Auto Components – 1.7%

Aptiv PLC(1)	40,814	6,421,267

		6,421,267

Beverages – 2.4%

Anheuser-Busch InBev S.A., ADR	48,568	3,497,382

Monster Beverage Corp.(1)	63,580	5,808,033

		9,305,415

Biotechnology – 2.2%

Amgen, Inc.	22,680	5,528,250

BioMarin Pharmaceutical, Inc.(1)	36,081	3,010,599

		8,538,849

Chemicals – 1.2%

Ecolab, Inc.	22,321	4,597,456

		4,597,456

Electrical Equipment – 0.3%

Eaton Corp. PLC	7,870	1,166,177

		1,166,177

Entertainment – 3.0%

Sea Ltd., ADR(1)	16,560	4,547,376

The Walt Disney Co.(1)	37,929	6,666,780

		11,214,156

Equity Real Estate Investment – 1.6%

Equinix, Inc. REIT	7,407	5,944,858

		5,944,858

Health Care Equipment & Supplies – 2.3%

Alcon, Inc.	71,060	4,992,675

Intuitive Surgical, Inc.(1)	3,990	3,669,364

		8,662,039

Health Care Providers & Services – 3.1%

UnitedHealth Group, Inc.	29,367	11,759,722

		11,759,722

Hotels, Restaurants & Leisure – 1.2%

Booking Holdings, Inc.(1)	2,127	4,654,067

		4,654,067

Interactive Media & Services – 6.6%

Facebook, Inc., Class A(1)	71,683	24,924,896

		24,924,896

Internet & Direct Marketing Retail – 10.7%

Alibaba Group Holding Ltd., ADR(1)	30,486	6,913,615

Amazon.com, Inc.(1)	9,844	33,864,935

		40,778,550

June 30, 2021 (unaudited)	Shares	Value

IT Services – 7.5%

Akamai Technologies, Inc.(1)	46,129	$5,378,641

Fidelity National Information Services, Inc.	40,217	5,697,542

Visa, Inc., Class A	74,997	17,535,799

		28,611,982

Life Sciences Tools & Services – 2.6%

Thermo Fisher Scientific, Inc.	19,442	9,807,906

		9,807,906

Pharmaceuticals – 2.4%

Zoetis, Inc.	49,661	9,254,824

		9,254,824

Professional Services – 2.0%

IHS Markit Ltd.	65,817	7,414,943

		7,414,943

Road & Rail – 1.8%

Uber Technologies, Inc.(1)	138,962	6,964,775

		6,964,775

Semiconductors & Semiconductor Equipment – 8.8%

ASML Holding N.V.	7,550	5,215,842

NVIDIA Corp.	17,123	13,700,112

NXP Semiconductors N.V.	25,810	5,309,633

QUALCOMM, Inc.	64,921	9,279,159

		33,504,746

Software – 20.6%

Adobe, Inc.(1)	22,810	13,358,448

Atlassian Corp. PLC, Class A(1)	22,840	5,866,682

Microsoft Corp.	72,374	19,606,117

Nutanix, Inc., Class A(1)	68,682	2,625,026

Palo Alto Networks, Inc.(1)	21,924	8,134,900

salesforce.com, Inc.(1)	48,650	11,883,736

Splunk, Inc.(1)	39,131	5,657,560

UiPath, Inc., Class A(1)	34,679	2,355,745

VMware, Inc., Class A(1)	27,590	4,413,572

Workday, Inc., Class A(1)	18,930	4,519,348

		78,421,134

Specialty Retail – 7.0%

Advance Auto Parts, Inc.	29,780	6,109,069

The Home Depot, Inc.	28,023	8,936,255

Tractor Supply Co.	26,220	4,878,493

Ulta Beauty, Inc.(1)	19,033	6,581,040

		26,504,857

Technology Hardware, Storage & Peripherals – 4.6%

Apple, Inc.	127,714	17,491,710

		17,491,710
Trading Companies & Distributors – 1.7%

WW Grainger, Inc.	15,139	6,630,882

		6,630,882

Total Common Stocks (Cost $233,635,120)		378,159,323

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Short–Term Investment – 0.8%

Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $3,213,878, due 7/1/2021(2)	$3,213,878	$3,213,878

Total Repurchase Agreements (Cost $3,213,878)		3,213,878

Total Investments – 100.2% (Cost $236,848,998)		381,373,201

Liabilities in excess of other assets – (0.2)%		(867,708)

Total Net Assets – 100.0%		$380,505,493

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.25%	1/15/2025	$2,686,300	$3,278,172

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$378,159,323	$—	$—	$378,159,323
Repurchase Agreements	—	3,213,878	—	3,213,878
Total	$378,159,323	$3,213,878	$—	$381,373,201

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$381,373,201

Dividends/interest receivable	61,249

Foreign tax reclaims receivable	40,693

Prepaid expenses	6,618

Total Assets	381,481,761

Liabilities

Payable for fund shares redeemed	417,189

Payable for investments purchased	212,792

Investment advisory fees payable	176,295

Distribution fees payable	76,854

Accrued custodian and accounting fees	14,774

Accrued audit fees	13,798

Accrued trustees’ and officers’ fees	755

Accrued expenses and other liabilities	63,811

Total Liabilities	976,268

Total Net Assets	$380,505,493

Net Assets Consist of:

Paid-in capital	$175,760,453

Distributable earnings	204,745,040

Total Net Assets	$380,505,493

Investments, at Cost	$236,848,998

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,832,022

Net Asset Value Per Share	$24.03

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$1,175,058

Withholding taxes on foreign dividends	(11,342)

Total Investment Income	1,163,716

Expenses

Investment advisory fees	1,016,118

Distribution fees	440,836

Trustees’ and officers’ fees	50,028

Professional fees	41,756

Administrative fees	28,147

Custodian and accounting fees	21,364

Shareholder reports	17,376

Transfer agent fees	5,990

Other expenses	14,197

Total Expenses	1,635,812

Net Investment Income/(Loss)	(472,096)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	12,892,216

Net change in unrealized appreciation/(depreciation) on investments	26,672,354

Net Gain on Investments	39,564,570

Net Increase in Net Assets Resulting From Operations	$39,092,474

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$(472,096)	$(569,756)

Net realized gain/(loss) from investments	12,892,216	29,777,248

Net change in unrealized appreciation/(depreciation) on investments	26,672,354	60,199,277

Net Increase in Net Assets Resulting from Operations	39,092,474	89,406,769

Capital Share Transactions

Proceeds from sales of shares	25,781,490	1,002,424

Cost of shares redeemed	(24,258,238)	(100,440,034)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	1,523,252	(99,437,610)

Net Increase/(Decrease) in Net Assets	40,615,726	(10,030,841)

Net Assets

Beginning of period	339,889,767	349,920,608

End of period	$380,505,493	$339,889,767

Other Information:

Shares

Sold	1,158,362	58,494

Redeemed	(1,086,069)	(5,503,667)

Net Increase/(Decrease)	72,293	(5,445,173)

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$21.57	$(0.03)	$2.49	$2.46	$24.03	11.40%	(4)

Year Ended 12/31/20	16.50	(0.03)	5.10	5.07	21.57	30.73%

Year Ended 12/31/19	12.51	0.00 (5)	3.99	3.99	16.50	31.89%

Year Ended 12/31/18	12.74	0.03	(0.26)	(0.23)	12.51	(1.81)%

Year Ended 12/31/17	10.19	0.01	2.54	2.55	12.74	25.02%

Period Ended 12/31/16(6)	10.00	0.01	0.18	0.19	10.19	1.90%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$380,505	0.93%	(4)	0.93%	(4)	(0.27)%	(4)	(0.27)%	(4)	12%	(4)

339,890	1.00%		1.00%		(0.18)%		(0.18)%		20%

349,921	1.00%		1.00%		0.01%		0.01%		44%

223,264	1.00%		1.02%		0.26%		0.24%		33%

11,946	1.00%		1.95%		0.09%		(0.86)%		51%

9,778	1.00%	(4)	3.08%	(4)	0.26%	(4)	(1.82)%	(4)	4%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $0.00 per share.

(6)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The entitlement to recoupment by Park Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $440,836 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments)

amounted to $45,738,497 and $42,984,646, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund, (iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense

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SUPPLEMENTAL INFORMATION (UNAUDITED)

limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.
•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian International Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $228,025,213

Geographic Region Allocation[1] As of June 30, 2021

Sector Allocation[1] As of June 30, 2021

1

GUARDIAN INTERNATIONAL VALUE VIP FUND

Top Ten Holdings[2] As of June 30, 2021

Holding	Country	% of Total Net Assets
Hitachi Ltd.	Japan	3.28%
Medtronic PLC	Ireland	3.00%
RELX PLC	United Kingdom	2.85%
Sanofi	France	2.57%
Vivendi SE	France	2.37%
Engie S.A.	France	2.33%
Vestas Wind Systems A/S	Denmark	2.29%
Volkswagen AG	Germany	2.21%
Enel S.p.A.	Italy	2.02%
ABB Ltd. (Reg S)	Switzerland	1.97%
Total		24.89%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$1,051.70	$5.29	1.04%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21	1.04%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 97.2%

Canada – 3.8%

CAE, Inc.(1)	76,281	$2,349,475

Suncor Energy, Inc.	144,968	3,472,168

TMX Group Ltd.	27,238	2,877,173

		8,698,816

Cayman Islands – 3.3%

Autohome, Inc., ADR	43,412	2,776,631

ENN Energy Holdings Ltd.	134,800	2,566,104

ESR Cayman Ltd.(1)(2)	650,400	2,194,805

		7,537,540

China – 0.8%

China Longyuan Power Group Corp. Ltd., Class H	1,005,000	1,732,006

		1,732,006

Denmark – 4.0%

Carlsberg A/S, Class B	20,823	3,887,394

Vestas Wind Systems A/S	133,174	5,218,691

		9,106,085

Finland – 2.2%

Nordea Bank Abp	292,390	3,253,356

Sampo OYJ, Class A	36,398	1,673,839

		4,927,195

France – 13.7%

Air Liquide S.A.	24,098	4,222,550

Alstom S.A.(1)	68,894	3,481,248

Capgemini SE	17,990	3,459,314

Engie S.A.	388,070	5,320,139

Pernod Ricard S.A.	15,274	3,390,193

Sanofi	55,967	5,864,539

Vivendi SE	161,191	5,415,724

		31,153,707

Germany – 9.1%

adidas AG	6,134	2,284,111

Continental AG	22,931	3,372,075

Infineon Technologies AG	67,649	2,712,783

Merck KGaA	17,952	3,446,244

MTU Aero Engines AG	17,395	4,309,960

ProSiebenSat.1 Media SE	120,045	2,388,381

Vonovia SE	35,179	2,276,465

		20,790,019

India – 0.9%

Reliance Industries Ltd.	74,816	2,129,008

		2,129,008

Ireland – 6.3%

Aon PLC, Class A	18,512	4,419,925

Medtronic PLC	55,061	6,834,722

Ryanair Holdings PLC, ADR(1)	29,127	3,151,833

		14,406,480

June 30, 2021 (unaudited)	Shares	Value

Israel – 1.3%

Bank Leumi Le-Israel BM(1)	378,903	$2,878,356

		2,878,356

Italy – 2.0%

Enel S.p.A.	494,888	4,598,147

		4,598,147

Japan – 16.8%

Asics Corp.	72,000	1,821,288

Daikin Industries Ltd.	12,000	2,233,812

Daiwa House Industry Co. Ltd.	110,412	3,313,327

Fujitsu Ltd.	18,737	3,509,517

Hitachi Ltd.	130,700	7,480,072

Makita Corp.	66,700	3,139,079

Matsumotokiyoshi Holdings Co. Ltd.	54,500	2,405,568

Nexon Co. Ltd.	91,263	2,034,594

Ryohin Keikaku Co. Ltd.	112,600	2,351,490

Shimano, Inc.	10,100	2,394,947

Sumitomo Mitsui Financial Group, Inc.	85,400	2,939,018

Suzuki Motor Corp.	62,600	2,647,775

Yamaha Corp.	37,500	2,034,518

		38,305,005

Mexico – 0.8%

Arca Continental S.A.B. de C.V.	316,500	1,831,616

		1,831,616

Netherlands – 5.2%

Akzo Nobel N.V.	31,018	3,833,071

JDE Peet’s N.V.(1)	36,498	1,324,395

Koninklijke DSM N.V.	19,687	3,675,371

Wolters Kluwer N.V.	30,498	3,065,280

		11,898,117

Norway – 2.5%

Equinor ASA	131,369	2,780,565

Telenor ASA	165,702	2,795,999

		5,576,564

Portugal – 0.9%

Galp Energia SGPS S.A.	191,131	2,079,641

		2,079,641

Republic of Korea – 1.4%

Samsung Electronics Co. Ltd.	45,265	3,244,385

		3,244,385

Singapore – 1.2%

DBS Group Holdings Ltd.	123,280	2,735,703

		2,735,703

Spain – 3.1%

Banco Santander S.A.(1)	908,653	3,464,401

Industria de Diseno Textil S.A.	100,294	3,534,040

		6,998,441

Sweden – 1.3%

Sandvik AB	118,810	3,035,377

		3,035,377

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2021 (unaudited)	Shares	Value

Switzerland – 3.7%

ABB Ltd. (Reg S)	132,629	$4,502,024

Novartis AG (Reg S)	43,742	3,986,855

		8,488,879

United Kingdom – 12.9%

3i Group PLC	135,473	2,202,024

Anglo American PLC	79,274	3,158,981

Barclays PLC	1,080,891	2,563,579

Ferguson PLC	27,595	3,841,194

Informa PLC(1)	106,523	740,464

Prudential PLC	175,936	3,338,182

RELX PLC	244,294	6,490,042

Tesco PLC	1,050,553	3,243,012

Unilever PLC	65,421	3,826,406

		29,403,884

Total Common Stocks (Cost $185,339,528)		221,554,971
Preferred Stocks – 2.2%

Germany – 2.2%

Volkswagen AG, 3.00%	20,108	5,042,594

Total Preferred Stocks (Cost $3,359,441)		5,042,594

June 30, 2021 (unaudited)	Principal Amount	Value
Short–Term Investment – 0.8%

Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $1,965,392, due 7/1/2021(3)	$1,965,392	$1,965,392

Total Repurchase Agreements (Cost $1,965,392)		1,965,392

Total Investments – 100.2% (Cost $190,664,361)		228,562,957

Liabilities in excess of other assets – (0.2)%		(537,744)

Total Net Assets – 100.0%		$228,025,213

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2021, the aggregate market value of these securities amounted to $2,194,805, representing 1.0% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.375%	7/15/2025	$1,621,000	$2,004,809

Legend:

ADR — American Depositary Receipt

TIPS — Treasury Inflation–Protected Securities

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$8,698,816	$—		$—	$8,698,816
Cayman Islands	2,776,631	4,760,909	*	—	7,537,540
China	—	1,732,006	*	—	1,732,006
Denmark	—	9,106,085	*	—	9,106,085
Finland	—	4,927,195	*	—	4,927,195
France	—	31,153,707	*	—	31,153,707
Germany	—	20,790,019	*	—	20,790,019
India	—	2,129,008	*	—	2,129,008
Ireland	14,406,480	—		—	14,406,480
Israel	—	2,878,356	*	—	2,878,356
Italy	—	4,598,147	*	—	4,598,147
Japan	—	38,305,005	*	—	38,305,005
Mexico	1,831,616	—		—	1,831,616
Netherlands	—	11,898,117	*	—	11,898,117
Norway	—	5,576,564	*	—	5,576,564
Portugal	—	2,079,641	*	—	2,079,641
Republic of Korea	—	3,244,385	*	—	3,244,385
Singapore	—	2,735,703	*	—	2,735,703
Spain	—	6,998,441	*	—	6,998,441
Sweden	—	3,035,377	*	—	3,035,377
Switzerland	—	8,488,879	*	—	8,488,879
United Kingdom	—	29,403,884	*	—	29,403,884
Preferred Stocks
Germany	—	5,042,594	*	—	5,042,594
Repurchase Agreements	—	1,965,392		—	1,965,392
Total	$27,713,543	$200,849,414		$—	$228,562,957

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$228,562,957

Foreign currency, at value	201,114

Foreign tax reclaims receivable	486,576

Dividends/interest receivable	233,246

Reimbursement receivable from adviser	13,372

Receivable for investments sold	515

Prepaid expenses	4,071

Total Assets	229,501,851

Liabilities

Payable for investments purchased	1,006,897

Payable for fund shares redeemed	183,606

Investment advisory fees payable	147,861

Distribution fees payable	47,917

Accrued audit fees	14,786

Accrued custodian and accounting fees	13,986

Accrued trustees’ and officers’ fees	1,177

Accrued expenses and other liabilities	60,408

Total Liabilities	1,476,638

Total Net Assets	$228,025,213

Net Assets Consist of:

Paid-in capital	$185,513,425

Distributable earnings	42,511,788

Total Net Assets	$228,025,213

Investments, at Cost	$190,664,361

Foreign Currency, at Cost	$201,217

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	16,471,351

Net Asset Value Per Share	$13.84

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$4,531,499

Withholding taxes on foreign dividends	(407,834)

Total Investment Income	4,123,665

Expenses

Investment advisory fees	889,920

Distribution fees	288,375

Professional fees	38,007

Custodian and accounting fees	35,939

Trustees’ and officers’ fees	35,404

Administrative fees	16,510

Shareholder reports	10,021

Transfer agent fees	5,368

Other expenses	10,786

Total Expenses	1,330,330

Less: Fees waived	(130,339)

Total Expenses, Net	1,199,991

Net Investment Income/(Loss)	2,923,674

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax

Net realized gain/(loss) from investments	10,313,310

Net realized gain/(loss) from foreign currency transactions	(21,678)

Foreign capital gains taxes paid	(17)

Net change in unrealized appreciation/(depreciation) on investments	(1,395,163)

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(19,708)

Net Gain on Investments, Foreign Currency Transactions and Foreign Capital Gains Tax	8,876,744

Net Increase in Net Assets Resulting From Operations	$11,800,418

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$2,923,674	$2,125,507

Net realized gain/(loss) from investments, foreign currency transactions and foreign capital gains tax	10,291,615	(6,285,445)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,414,871)	24,330,197

Net Increase in Net Assets Resulting from Operations	11,800,418	20,170,259

Capital Share Transactions

Proceeds from sales of shares	1,068,331	18,116,243

Cost of shares redeemed	(19,076,670)	(25,042,316)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(18,008,339)	(6,926,073)

Net Increase/(Decrease) in Net Assets	(6,207,921)	13,244,186

Net Assets

Beginning of period	234,233,134	220,988,948

End of period	$228,025,213	$234,233,134

Other Information:

Shares

Sold	75,720	1,822,460

Redeemed	(1,406,667)	(2,209,438)

Net Decrease	(1,330,947)	(386,978)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$13.16	$0.17	$0.51	$0.68	$13.84	5.17%(4)

Year Ended 12/31/20	12.15	0.12	0.89	1.01	13.16	8.31%

Year Ended 12/31/19	10.01	0.22	1.92	2.14	12.15	21.38%

Year Ended 12/31/18	11.80	0.20	(1.99)	(1.79)	10.01	(15.17)%

Year Ended 12/31/17	9.63	0.15	2.02	2.17	11.80	22.53%

Period Ended 12/31/16(5)	10.00	0.01	(0.38)	(0.37)	9.63	(3.70)%(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$228,025	1.04%	(4)	1.15%	(4)	2.53%	(4)	2.42%	(4)	20%	(4)

234,233	1.00%		1.18%		1.03%		0.85%		38%

220,989	0.94%		1.20%		1.99%		1.73%		32%

208,182	0.94%		1.23%		1.79%		1.50%		74%

11,133	1.11%		2.39%		1.40%		0.12%		61%

14,100	1.11%	(4)	3.11%	(4)	0.42%	(4)	(1.58)%	(4)	8%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2021, the expense limitation was 1.02%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $130,339.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The entitlement to recoupment by Park Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

Park Avenue has entered into a Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”). Lazard is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $288,375 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $46,014,513 and $60,805,946, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund, (iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided

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SUPPLEMENTAL INFORMATION (UNAUDITED)

to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included

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SUPPLEMENTAL INFORMATION (UNAUDITED)

breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-
inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at

https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT

/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

24

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Mid Cap Traditional Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $129,698,880

Sector Allocation[1] As of June 30, 2021

Top Ten Holdings[2] As of June 30, 2021

Holding	% of Total Net Assets
KLA Corp.	2.91%
LPL Financial Holdings, Inc.	2.84%
TE Connectivity Ltd.	2.70%
SS&C Technologies Holdings, Inc.	2.58%
Lamar Advertising Co., Class A, REIT	2.50%
Broadridge Financial Solutions, Inc.	2.44%
Sensata Technologies Holding PLC	2.42%
WEX, Inc.	2.26%
Aon PLC, Class A	2.24%
Constellation Software, Inc.	2.23%
Total	25.12%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$1,096.90	$5.72	1.10%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS – GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 99.0%

Aerospace & Defense – 2.8%

L3Harris Technologies, Inc.	8,275	$1,788,641

Teledyne Technologies, Inc.(1)	4,503	1,885,992

		3,674,633

Airlines – 1.0%

Ryanair Holdings PLC, ADR(1)	12,253	1,325,897

		1,325,897

Auto Components – 0.6%

Visteon Corp.(1)	6,812	823,843

		823,843

Banks – 1.1%

SVB Financial Group(1)	2,452	1,364,366

		1,364,366

Biotechnology – 2.4%

Abcam PLC, ADR(1)	15,974	304,145

Ascendis Pharma A/S, ADR(1)	3,160	415,698

BioMarin Pharmaceutical, Inc.(1)	8,711	726,846

Emergent BioSolutions, Inc.(1)	5,602	352,870

Neurocrine Biosciences, Inc.(1)	8,430	820,407

Sarepta Therapeutics, Inc.(1)	6,092	473,592

		3,093,558

Capital Markets – 4.9%

Cboe Global Markets, Inc.	8,153	970,615

LPL Financial Holdings, Inc.	27,288	3,683,334

MSCI, Inc.	2,023	1,078,421

The Charles Schwab Corp.	9,353	680,992

		6,413,362

Commercial Services & Supplies – 2.6%

Cimpress PLC(1)	12,113	1,313,170

Ritchie Bros Auctioneers, Inc.	35,090	2,080,135

		3,393,305

Containers & Packaging – 1.1%

Sealed Air Corp.	24,468	1,449,729

		1,449,729

Diversified Consumer Services – 1.6%

Coursera, Inc.(1)	3,407	134,781

frontdoor, Inc.(1)	18,750	934,125

Terminix Global Holdings, Inc.(1)	22,332	1,065,460

		2,134,366

Electric Utilities – 1.4%

Alliant Energy Corp.	31,384	1,749,972

		1,749,972

Electrical Equipment – 2.4%

Sensata Technologies Holding PLC(1)	54,125	3,137,626

		3,137,626

Electronic Equipment, Instruments & Components – 5.2%

Flex Ltd.(1)	103,152	1,843,326

National Instruments Corp.	33,924	1,434,307

June 30, 2021 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components (continued)

TE Connectivity Ltd.	25,939	$3,507,212

		6,784,845

Entertainment – 0.9%

Liberty Media Corp-Liberty Formula One, Class C(1)	23,759	1,145,421

		1,145,421

Equity Real Estate Investment – 3.0%

Crown Castle International Corp. REIT	3,196	623,540

Lamar Advertising Co., Class A, REIT	31,088	3,246,209

		3,869,749

Health Care Equipment & Supplies – 7.0%

Boston Scientific Corp.(1)	67,022	2,865,861

Dentsply Sirona, Inc.	20,014	1,266,086

ICU Medical, Inc.(1)	5,579	1,148,158

Teleflex, Inc.	2,859	1,148,718

The Cooper Cos., Inc.	6,824	2,704,146

		9,132,969

Health Care Technology – 0.1%

Doximity, Inc., Class A(1)	1,710	99,522

		99,522

Hotels, Restaurants & Leisure – 1.4%

Aramark	27,370	1,019,533

Entain PLC(1)	31,590	763,371

		1,782,904

Insurance – 6.1%

Aon PLC, Class A	12,149	2,900,695

Intact Financial Corp. (Canada)	18,761	2,548,839

Oscar Health, Inc., Class A(1)	8,410	180,815

WR Berkley Corp.	30,833	2,294,900

		7,925,249

Internet & Direct Marketing Retail – 1.3%

Wayfair, Inc., Class A(1)	5,270	1,663,792

		1,663,792

IT Services – 13.4%

Amdocs Ltd.	27,696	2,142,563

Broadridge Financial Solutions, Inc.	19,618	3,168,895

Edenred (France)	18,580	1,058,993

Fidelity National Information Services, Inc.	14,189	2,010,156

Global Payments, Inc.	10,473	1,964,106

GoDaddy, Inc., Class A(1)	31,117	2,705,934

WEX, Inc.(1)	15,080	2,924,012

Wix.com Ltd.(1)	4,758	1,381,152

		17,355,811

Life Sciences Tools & Services – 4.4%

ICON PLC(1)	611	126,300

Illumina, Inc.(1)	2,257	1,068,035

PerkinElmer, Inc.	8,900	1,374,249

PRA Health Sciences, Inc.(1)	10,131	1,673,743

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS – GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Life Sciences Tools & Services (continued)

Waters Corp.(1)	4,281	$1,479,556

		5,721,883

Machinery – 3.0%

Ingersoll Rand, Inc.(1)	31,153	1,520,578

Rexnord Corp.	28,306	1,416,432

Westinghouse Air Brake Technologies Corp.	10,743	884,149

		3,821,159

Pharmaceuticals – 2.4%

Catalent, Inc.(1)	17,894	1,934,699

Elanco Animal Health, Inc.(1)	32,375	1,123,089

		3,057,788

Professional Services – 0.7%

Verisk Analytics, Inc.	5,249	917,105

		917,105

Real Estate Management & Development – 0.6%

Redfin Corp.(1)	12,027	762,632

		762,632

Road & Rail – 1.9%

JB Hunt Transport Services, Inc.	15,098	2,460,219

		2,460,219

Semiconductors & Semiconductor Equipment – 8.3%

KLA Corp.	11,639	3,773,480

Lam Research Corp.	2,959	1,925,422

Microchip Technology, Inc.	13,458	2,015,201

NXP Semiconductors N.V.	4,928	1,013,788

ON Semiconductor Corp.(1)	54,172	2,073,704

		10,801,595

Software – 11.4%

Atlassian Corp. PLC, Class A(1)	3,739	960,399

Ceridian HCM Holding, Inc.(1)	19,431	1,863,821

Constellation Software, Inc. (Canada)	1,909	2,891,236

Dolby Laboratories, Inc., Class A	10,260	1,008,455

Dynatrace, Inc.(1)	15,723	918,538

J2 Global, Inc.(1)	4,842	666,017

Nice Ltd., ADR(1)	11,621	2,875,733

SS&C Technologies Holdings, Inc.	46,415	3,344,665

Topicus.com, Inc. (Canada)(1)	3,550	257,888

		14,786,752

Specialty Retail – 3.2%

Burlington Stores, Inc.(1)	3,194	1,028,436

CarMax, Inc.(1)	18,691	2,413,943

Vroom, Inc.(1)	17,348	726,187

		4,168,566

Textiles, Apparel & Luxury Goods – 1.6%

Gildan Activewear, Inc.	55,268	2,040,495

		2,040,495

June 30, 2021 (unaudited)	Shares	Value

Trading Companies & Distributors – 1.2%

Ferguson PLC (United Kingdom)	10,981	$1,528,543

		1,528,543

Total Common Stocks (Cost $87,122,671)		128,387,656

	Principal Amount	Value
Short–Term Investment – 1.3%

Repurchase Agreements – 1.3%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $1,637,831, due 7/1/2021(2)	$1,637,831	1,637,831

Total Repurchase Agreements (Cost $1,637,831)		1,637,831

Total Investments – 100.3% (Cost $88,760,502)		130,025,487

Liabilities in excess of other assets – (0.3)%		(326,607)

Total Net Assets – 100.0%		$129,698,880

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.375%	7/15/2025	$1,350,800	$1,670,633

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$125,036,749	$3,350,907	*	$—	$128,387,656
Repurchase Agreements	—	1,637,831		—	1,637,831
Total	$125,036,749	$4,988,738		$—	$130,025,487

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$130,025,487

Foreign currency, at value	10,709

Receivable for investments sold	274,920

Dividends/interest receivable	51,361

Reimbursement receivable from adviser	7,586

Foreign tax reclaims receivable	1,900

Prepaid expenses	2,188

Total Assets	130,374,151

Liabilities

Payable for investments purchased	371,414

Payable for fund shares redeemed	125,660

Investment advisory fees payable	84,321

Distribution fees payable	26,737

Accrued audit fees	13,798

Accrued custodian and accounting fees	9,830

Accrued trustees’ and officers’ fees	519

Accrued expenses and other liabilities	42,992

Total Liabilities	675,271

Total Net Assets	$129,698,880

Net Assets Consist of:

Paid-in capital	$59,459,472

Distributable earnings	70,239,408

Total Net Assets	$129,698,880

Investments, at Cost	$88,760,502

Foreign Currency, at Cost	$10,713

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	5,937,471

Net Asset Value Per Share	$21.84

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$674,488

Withholding taxes on foreign dividends	(11,391)

Total Investment Income	663,097

Expenses

Investment advisory fees	511,383

Distribution fees	162,196

Professional fees	26,604

Custodian and accounting fees	22,034

Trustees’ and officers’ fees	19,310

Administrative fees	7,628

Shareholder reports	7,041

Transfer agent fees	5,921

Other expenses	5,347

Total Expenses	767,464

Less: Fees waived	(53,800)

Total Expenses, Net	713,664

Net Investment Income/(Loss)	(50,567)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	8,410,168

Net realized gain/(loss) from foreign currency transactions	403

Net change in unrealized appreciation/(depreciation) on investments	3,745,847

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(84)

Net Gain on Investments and Foreign Currency Transactions	12,156,334

Net Increase in Net Assets Resulting From Operations	$12,105,767

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$(50,567)	$(289,661)

Net realized gain/(loss) from investments and foreign currency transactions	8,410,571	7,342,425

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	3,745,763	15,301,197

Net Increase in Net Assets Resulting from Operations	12,105,767	22,353,961

Capital Share Transactions

Proceeds from sales of shares	272,700	6,608,479

Cost of shares redeemed	(13,237,160)	(23,463,343)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,964,460)	(16,854,864)

Net Increase/(Decrease) in Net Assets	(858,693)	5,499,097

Net Assets

Beginning of period	130,557,573	125,058,476

End of period	$129,698,880	$130,557,573

Other Information:

Shares

Sold	12,614	475,722

Redeemed	(632,161)	(1,404,636)

Net Decrease	(619,547)	(928,914)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$19.91	$(0.01)	$1.94	$1.93	$21.84	9.69%	(4)

Year Ended 12/31/20	16.71	(0.04)	3.24	3.20	19.91	19.15%

Year Ended 12/31/19	12.27	(0.01)	4.45	4.44	16.71	36.19%

Year Ended 12/31/18	12.72	(0.01)	(0.44)	(0.45)	12.27	(3.54)%

Year Ended 12/31/17	9.99	(0.02)	2.75	2.73	12.72	27.33%

Period Ended 12/31/16(5)	10.00	0.00 (6)	(0.01)	(0.01)	9.99	(0.10)%(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$129,699	1.10%	(4)	1.18%	(4)	(0.08)%	(4)	(0.16)%	(4)	7%	(4)

130,558	1.10%		1.23%		(0.25)%		(0.38)%		19%

125,058	1.10%		1.26%		(0.07)%		(0.23)%		10%

110,065	1.10%		1.31%		(0.07)%		(0.28)%		30%

12,681	1.09%		2.15%		(0.20)%		(1.26)%		35%

13,272	1.09%	(4)	2.93%	(4)	0.14%	(4)	(1.70)%	(4)	5%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% up to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.10% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $53,800.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The entitlement to recoupment by Park Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Park Avenue has entered into a Sub-Advisory Agreement with Janus Capital Management LLC (“Janus Capital”). Janus Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $162,196 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $8,639,303 and $21,118,179, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund,

(iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.
•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Large Cap Disciplined Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $669,622,309

Sector Allocation[1] As of June 30, 2021

Top Ten Holdings[2] As of June 30, 2021

Holding	% of Total Net Assets
Microsoft Corp.	8.16%
Apple, Inc.	8.12%
Amazon.com, Inc.	6.96%
Alphabet, Inc., Class A	4.85%
Facebook, Inc., Class A	4.80%
Adobe, Inc.	2.48%
PayPal Holdings, Inc.	2.39%
Mastercard, Inc., Class A	2.27%
Netflix, Inc.	1.93%
salesforce.com, Inc.	1.86%
Total	43.82%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$1,114.10	$4.56	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 99.7%

Aerospace & Defense – 0.9%

Raytheon Technologies Corp.	69,486	$5,927,851

		5,927,851
Air Freight & Logistics – 1.0%

FedEx Corp.	23,328	6,959,442

		6,959,442

Automobiles – 1.0%

Tesla, Inc.(1)	10,274	6,983,238

		6,983,238

Beverages – 2.0%

Constellation Brands, Inc., Class A	28,034	6,556,872

Monster Beverage Corp.(1)	74,134	6,772,141

		13,329,013

Biotechnology – 3.0%

Exact Sciences Corp.(1)	25,064	3,115,706

Horizon Therapeutics PLC(1)	21,521	2,015,226

Regeneron Pharmaceuticals, Inc.(1)	10,095	5,638,461

Seagen, Inc.(1)	26,015	4,107,248

Vertex Pharmaceuticals, Inc.(1)	26,512	5,345,615

		20,222,256

Building Products – 0.9%

Fortune Brands Home & Security, Inc.	61,180	6,094,140

		6,094,140

Capital Markets – 0.6%

S&P Global, Inc.	9,347	3,836,476

		3,836,476

Chemicals – 0.9%

PPG Industries, Inc.	33,905	5,756,052

		5,756,052

Commercial Services & Supplies – 0.6%

Copart, Inc.(1)	32,478	4,281,575

		4,281,575

Consumer Finance – 1.6%

American Express Co.	66,298	10,954,418

		10,954,418

Electronic Equipment, Instruments & Components – 0.3%

Cognex Corp.	19,600	1,647,380

		1,647,380

Entertainment – 2.9%

Netflix, Inc.(1)	24,494	12,937,976

The Walt Disney Co.(1)	38,483	6,764,157

		19,702,133

Equity Real Estate Investment – 1.0%

American Tower Corp. REIT	23,408	6,323,437

		6,323,437

Health Care Equipment & Supplies – 3.1%

Align Technology, Inc.(1)	8,678	5,302,258

Baxter International, Inc.	61,221	4,928,290

June 30, 2021 (unaudited)	Shares	Value
Health Care Equipment & Supplies (continued)

Edwards Lifesciences Corp.(1)	53,236	$5,513,653

Teleflex, Inc.	12,947	5,201,975

		20,946,176

Health Care Providers & Services – 1.8%

agilon health, Inc.(1)	21,300	864,141

UnitedHealth Group, Inc.	27,969	11,199,906

		12,064,047

Hotels, Restaurants & Leisure – 4.0%

Airbnb, Inc., Class A(1)	36,147	5,535,552

Booking Holdings, Inc.(1)	3,876	8,481,037

Chipotle Mexican Grill, Inc.(1)	5,872	9,103,596

Penn National Gaming, Inc.(1)	51,708	3,955,145

		27,075,330

Household Products – 1.1%

The Procter & Gamble Co.	56,549	7,630,157

		7,630,157

Interactive Media & Services – 9.6%

Alphabet, Inc., Class A(1)	13,286	32,441,622

Facebook, Inc., Class A(1)	92,368	32,117,277

		64,558,899

Internet & Direct Marketing Retail – 7.0%

Amazon.com, Inc.(1)	13,546	46,600,407

		46,600,407

IT Services – 9.7%

EPAM Systems, Inc.(1)	14,713	7,517,754

FleetCor Technologies, Inc.(1)	30,013	7,685,129

Global Payments, Inc.	35,461	6,650,356

GoDaddy, Inc., Class A(1)	78,453	6,822,273

Mastercard, Inc., Class A	41,705	15,226,078

PayPal Holdings, Inc.(1)	55,012	16,034,898

Square, Inc., Class A(1)	20,519	5,002,532

		64,939,020

Life Sciences Tools & Services – 1.3%

Thermo Fisher Scientific, Inc.	17,542	8,849,413

		8,849,413

Machinery – 1.9%

Deere & Co.	19,520	6,884,899

Nordson Corp.	26,942	5,914,039

		12,798,938

Pharmaceuticals – 1.8%

Eli Lilly and Co.	51,192	11,749,588

		11,749,588

Professional Services – 1.7%

Equifax, Inc.	23,331	5,588,008

Leidos Holdings, Inc.	53,643	5,423,307

		11,011,315

Semiconductors & Semiconductor Equipment – 8.6%

Advanced Micro Devices, Inc.(1)	88,967	8,356,670

Entegris, Inc.	48,389	5,950,395

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2021 (unaudited)	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

KLA Corp.	21,197	$6,872,279

Marvell Technology, Inc.	97,475	5,685,717

Micron Technology, Inc.(1)	52,998	4,503,770

NVIDIA Corp.	8,376	6,701,638

Skyworks Solutions, Inc.	28,152	5,398,146

Teradyne, Inc.	37,751	5,057,124

Texas Instruments, Inc.	45,583	8,765,611

		57,291,350

Software – 17.0%

Adobe, Inc.(1)	28,409	16,637,447

DocuSign, Inc.(1)	13,794	3,856,388

Five9, Inc.(1)	26,548	4,868,638

Microsoft Corp.	201,704	54,641,613

RingCentral, Inc., Class A(1)	18,539	5,387,063

salesforce.com, Inc.(1)	50,971	12,450,686

ServiceNow, Inc.(1)	14,125	7,762,394

Workday, Inc., Class A(1)	34,928	8,338,711

		113,942,940

Specialty Retail – 1.7%

The TJX Cos., Inc.	169,243	11,410,363

		11,410,363

Technology Hardware, Storage & Peripherals – 9.1%

Apple, Inc.	396,954	54,366,820

NetApp, Inc.	76,099	6,226,420

		60,593,240

Textiles, Apparel & Luxury Goods – 3.6%

Lululemon Athletica, Inc.(1)	23,063	8,417,303

NIKE, Inc., Class B	72,369	11,180,287

June 30, 2021 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods (continued)

VF Corp.	52,853	$4,336,060

		23,933,650

Total Common Stocks (Cost $432,320,056)		667,412,244

	Principal Amount	Value
Short–Term Investment – 0.4%

Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $2,789,659, due 7/1/2021(2)	$2,789,659	2,789,659

Total Repurchase Agreements (Cost $2,789,659)		2,789,659

Total Investments – 100.1% (Cost $435,109,715)		670,201,903

Liabilities in excess of other assets – (0.1)%		(579,594)

Total Net Assets – 100.0%		$669,622,309

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.375%	7/15/2025	$2,300,800	$2,845,567

Legend:

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$667,412,244	$—	$—	$667,412,244
Repurchase Agreements	—	2,789,659	—	2,789,659
Total	$667,412,244	$2,789,659	$—	$670,201,903

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$670,201,903

Receivable for investments sold	8,680,695

Dividends/interest receivable	164,954

Reimbursement receivable from adviser	2,009

Prepaid expenses	12,328

Total Assets	679,061,889

Liabilities

Payable for investments purchased	8,375,317

Payable for fund shares redeemed	516,528

Investment advisory fees payable	293,388

Distribution fees payable	134,365

Accrued audit fees	13,797

Accrued custodian and accounting fees	10,197

Accrued trustees’ and officers’ fees	4,102

Accrued expenses and other liabilities	91,886

Total Liabilities	9,439,580

Total Net Assets	$669,622,309

Net Assets Consist of:

Paid-in capital	$306,876,081

Distributable earnings	362,746,228

Total Net Assets	$669,622,309

Investments, at Cost	$435,109,715

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	25,220,627

Net Asset Value Per Share	$26.55

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$1,808,208

Total Investment Income	1,808,208

Expenses

Investment advisory fees	1,717,617

Distribution fees	784,425

Trustees’ and officers’ fees	92,595

Professional fees	64,674

Administrative fees	53,032

Custodian and accounting fees	21,301

Shareholder reports	19,248

Transfer agent fees	6,343

Other expenses	24,020

Total Expenses	2,783,255

Less: Fees waived	(53,457)

Total Expenses, Net	2,729,798

Net Investment Income/(Loss)	(921,590)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	33,813,645

Net change in unrealized appreciation/(depreciation) on investments	36,160,282

Net Gain on Investments	69,973,927

Net Increase in Net Assets Resulting From Operations	$69,052,337

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$(921,590)	$(692,594)

Net realized gain/(loss) from investments	33,813,645	69,782,090

Net change in unrealized appreciation/(depreciation) on investments	36,160,282	116,655,201

Net Increase in Net Assets Resulting from Operations	69,052,337	185,744,697

Capital Share Transactions

Proceeds from sales of shares	24,536,128	989,920

Cost of shares redeemed	(45,368,238)	(191,087,286)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(20,832,110)	(190,097,366)

Net Increase/(Decrease) in Net Assets	48,220,227	(4,352,669)

Net Assets

Beginning of period	621,402,082	625,754,751

End of period	$669,622,309	$621,402,082

Other Information:

Shares

Sold	977,504	53,781

Redeemed	(1,828,055)	(9,802,833)

Net Decrease	(850,551)	(9,749,052)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$23.83	$(0.04)		$2.76	$2.72	$26.55	11.41%	(4)

Year Ended 12/31/20	17.47	(0.02)		6.38	6.36	23.83	36.41%

Year Ended 12/31/19	12.52	(0.00	)(5)	4.95	4.95	17.47	39.54%

Year Ended 12/31/18	12.67	(0.01)		(0.14)	(0.15)	12.52	(1.18)%

Year Ended 12/31/17	9.85	0.03		2.79	2.82	12.67	28.63%

Period Ended 12/31/16(6)	10.00	0.01		(0.16)	(0.15)	9.85	(1.50)%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$669,622	0.87%	(4)	0.89%	(4)	(0.29)%	(4)	(0.31)%	(4)	19%	(4)

621,402	0.87%		0.89%		(0.12)%		(0.14)%		24%

625,755	0.87%		0.96%		(0.01)%		(0.10)%		116%

181,144	0.87%		1.04%		(0.05)%		(0.22)%		47%

8,521	1.00%		2.08%		0.27%		(0.81)%		77%

8,165	1.00%	(4)	3.16%	(4)	0.39%	(4)	(1.77)%	(4)	42%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $(0.00) per share.

(6)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $53,457.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The entitlement to recoupment by Park Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

(“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $784,425 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $119,023,585 and $142,531,727,

respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund, (iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.
•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Core Plus Fixed Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Plus Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $368,823,840

Bond Sector Allocation[1] As of June 30, 2021

Bond Quality Allocation[2] As of June 30, 2021

1

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Top Ten Holdings[1] As of June 30, 2021

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Bill	0.038%	7/29/2021	7.91%
U.S. Treasury Note	0.375%	4/15/2024	5.59%
U.S. Treasury Note	1.625%	5/15/2031	3.58%
U.S. Treasury Note	0.750%	3/31/2026	3.38%
U.S. Treasury Bond	1.625%	11/15/2050	2.52%
U.S. Treasury Bond	1.125%	5/15/2040	2.09%
U.S. Treasury Bill	0.044%	11/18/2021	2.03%
Government National Mortgage Association	2.500%	7/1/2051	1.92%
Uniform Mortgage-Backed Security	3.000%	7/1/2051	1.65%
U.S. Treasury Note	0.125%	3/31/2023	1.53%
Total			32.20%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.

[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Lord, Abbett & Co. LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$997.40	$4.01	0.81%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06	0.81%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 6.9%

Federal National Mortgage Association 3.50% due 9/1/2047	$2,619,680	$2,802,799
3.50% due 3/1/2050	1,614,475	1,727,445

Government National Mortgage Association 2.50% due 7/1/2051(1)	6,850,000	7,085,229

Uniform Mortgage-Backed Security 2.50% due 7/1/2051(1)	4,892,000	5,058,817
3.00% due 7/1/2051(1)	5,850,000	6,098,274
3.50% due 7/1/2051(1)	2,500,000	2,631,250

Total Agency Mortgage–Backed Securities (Cost $25,227,157)		25,403,814
Asset–Backed Securities – 20.7%

ACC Trust 2019-1 B 4.47% due 10/20/2022(2)	278,170	280,579

Apidos CLO XXXV 2021-35A A 1.249% (LIBOR 3 Month + 1.05%) due 4/20/2034(2)(3)	400,000	400,362

Arbor Realty CLO Ltd. 2021-FL2 D 2.60% (LIBOR 1 Month + 2.50%) due 5/15/2036(2)(3)	700,000	701,520
2021-FL2 E 3.05% (LIBOR 1 Month + 2.95%) due 5/15/2036(2)(3)	170,000	170,422

Avid Automobile Receivables Trust 2019-1 A 2.62% due 2/15/2024(2)	94,040	94,514
2019-1 B 2.82% due 7/15/2026(2)	500,000	508,554

Avis Budget Rental Car Funding AESOP LLC 2019-3A A 2.36% due 3/20/2026(2)	1,545,000	1,614,991
2020-2A A 2.02% due 2/20/2027(2)	1,750,000	1,802,929

Barings CLO Ltd. 2018-3A D 3.088% (LIBOR 3 Month + 2.90%) due 7/20/2029(2)(3)	250,000	246,125
2019-3A BR 1.722% (LIBOR 3 Month + 1.60%) due 4/20/2031(2)(3)	540,000	539,729

BlueMountain CLO Ltd. 2012-2A AR2 1.205% (LIBOR 3 Month + 1.05%) due 11/20/2028(2)(3)	350,589	350,098
2016-1A BR 1.538% (LIBOR 3 Month + 1.35%) due 4/20/2027(2)(3)	822,000	818,630

Carlyle U.S. CLO Ltd. 2021-1A A1 1.331% (LIBOR 3 Month + 1.14%) due 4/15/2034(2)(3)	1,400,000	1,399,629

June 30, 2021 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

CarMax Auto Owner Trust 2019-4 A2A 2.01% due 3/15/2023	$131,194	$131,435
2021-1 A2A 0.22% due 2/15/2024	2,500,000	2,500,292

CBAM Ltd. 2017-1A D 3.938% (LIBOR 3 Month + 3.75%) due 7/20/2030(2)(3)	530,000	522,898

Cedar Funding XIV CLO Ltd. 2021-14A B 1.725% (LIBOR 3 Month + 1.60%) due 7/15/2033(2)(3)	1,000,000	999,494

CIFC Funding Ltd. 2019-3A C 3.884% (LIBOR 3 Month + 3.70%) due 7/16/2032(2)(3)	630,000	625,401
2021-1A A1 1.246% (LIBOR 3 Month + 1.11%) due 4/25/2033(2)(3)	1,330,000	1,329,664
2021-4A A 1.195% (LIBOR 3 Month + 1.05%) due 7/15/2033(2)(3)	1,000,000	999,750
2021-4A B 1.725% (LIBOR 3 Month + 1.58%) due 7/15/2033(2)(3)	1,250,000	1,249,375

CPS Auto Receivables Trust 2018-B D 4.26% due 3/15/2024(2)	750,000	765,592
2020-C C 1.71% due 8/17/2026(2)	410,000	414,677

Drive Auto Receivables Trust 2017-1 D 3.84% due 3/15/2023	374,441	376,166
2020-2 C 2.28% due 8/17/2026	1,975,000	2,018,530

Dryden 58 CLO Ltd. 2018-58A B 1.69% (LIBOR 3 Month + 1.50%) due 7/17/2031(2)(3)	1,400,000	1,394,120

Dryden 61 CLO Ltd. 2018-61A A1R 1.18% (LIBOR 3 Month + 0.99%) due 1/17/2032(2)(3)	900,000	899,774

Dryden Senior Loan Fund 2017-47A BR 1.646% (LIBOR 3 Month + 1.47%) due 4/15/2028(2)(3)	1,010,000	1,009,493
2017-47A CR 2.226% (LIBOR 3 Month + 2.05%) due 4/15/2028(2)(3)	950,000	949,522

Exeter Automobile Receivables Trust 2020-2A A 1.13% due 8/15/2023(2)	50,979	51,021

First Investors Auto Owner Trust 2021-1A E 3.35% due 4/15/2027(2)	600,000	602,628

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Flagship Credit Auto Trust 2018-3 B 3.59% due 12/16/2024(2)	$269,451	$270,767
2020-2 A 1.49% due 7/15/2024(2)	91,770	92,300
2021-1 A 0.31% due 6/16/2025(2)	818,444	818,352
2021-2 C 1.27% due 6/15/2027(2)	1,875,000	1,872,622

Ford Credit Auto Lease Trust 2021-A A2 0.19% due 7/15/2023	2,519,303	2,519,136

Ford Credit Auto Owner Trust 2020-A A2 1.03% due 10/15/2022	30,613	30,637
2020-B A2 0.50% due 2/15/2023	546,467	546,724

Foursight Capital Automobile Receivables Trust 2018-1 B 3.53% due 4/17/2023(2)	6,191	6,198

Halcyon Loan Advisors Funding Ltd. 2015-2A CR 2.326% (LIBOR 3 Month + 2.15%) due 7/25/2027(2)(3)	250,000	250,312

Hardee’s Funding LLC 2018-1A A23 5.71% due 6/20/2048(2)	362,355	417,068
2018-1A A2II 4.959% due 6/20/2048(2)	746,880	805,320

Hertz Vehicle Financing III LP 2021-2A A 1.68% due 12/27/2027(2)	1,485,000	1,488,501

HGI CRE CLO Ltd. 2021-FL1 C 1.775% (LIBOR 1 Month + 1.70%) due 6/16/2036(2)(3)	550,000	550,709
2021-FL1 D 2.425% (LIBOR 1 Month + 2.35%) due 6/16/2036(2)(3)	500,000	500,970

Honda Auto Receivables Owner Trust 2020-2 A2 0.74% due 11/15/2022	182,515	182,702

Kayne CLO 10 Ltd. 2021-10A A 1.367% (LIBOR 3 Month + 1.17%) due 4/23/2034(2)(3)	1,190,000	1,189,682

Kayne CLO 5 Ltd. 2019-5A A 1.526% (LIBOR 3 Month + 1.35%) due 7/24/2032(2)(3)	700,000	700,730

KKR CLO 18 Ltd. 18 B 1.89% (LIBOR 3 Month + 1.70%) due 7/18/2030(2)(3)	526,000	530,638

June 30, 2021 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Lending Funding Trust 2020-2A A 2.32% due 4/21/2031(2)	$936,000	$960,228

Lendmark Funding Trust 2021-1A A 1.90% due 11/20/2031(2)	750,000	756,316

Logan CLO I Ltd. 2021-1A A 1.313% (LIBOR 3 Month + 1.16%) due 7/20/2034(2)(3)	530,000	530,181

Longtrain Leasing III LLC 2015-1A A2 4.06% due 1/15/2045(2)	454,808	477,046

Marble Point CLO XVII Ltd. 2020-1A A 1.488% (LIBOR 3 Month + 1.30%) due 4/20/2033(2)(3)	613,030	613,726

Master Credit Card Trust II 2018-1A A 0.583% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	100,585

ME Funding LLC 2019-1 A2 6.448% due 7/30/2049(2)	1,105,170	1,167,161

Mercedes-Benz Auto Lease Trust 2021-A A2 0.18% due 3/15/2023	2,512,431	2,512,465

Mountain View CLO LLC 2017-1A AR 1.274% (LIBOR 3 Month + 1.09%) due 10/16/2029(2)(3)	561,712	561,038

Navient Private Education Refi Loan Trust 2018-DA A2A 4.00% due 12/15/2059(2)	295,461	310,881

Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1 1.53% (LIBOR 3 Month + 1.34%) due 1/19/2033(2)(3)	1,000,000	1,001,471

Newark BSL CLO 1 Ltd. 2016-1A CR 3.181% (LIBOR 3 Month + 3.00%) due 12/21/2029(2)(3)	360,000	354,960

NextGear Floorplan Master Owner Trust 2019-2A A1 0.773% (LIBOR 1 Month + 0.70%) due 10/15/2024(2)(3)	950,000	956,750
2020-1A A1 0.873% (LIBOR 1 Month + 0.80%) due 2/15/2025(2)(3)	2,450,000	2,474,058

OCP CLO Ltd. 2019-16A AR 1.188% (LIBOR 3 Month + 1.00%) due 4/10/2033(2)(3)	790,000	789,802

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Octagon Investment Partners 29 Ltd. 2016-1A AR 1.356% (LIBOR 3 Month + 1.18%) due 1/24/2033(2)(3)	$555,371	$558,859

Octagon Investment Partners 48 Ltd. 2020-3A A 1.688% (LIBOR 3 Month + 1.50%) due 10/20/2031(2)(3)	650,000	650,826

Octagon Investment Partners XV Ltd. 2013-1A A1B2 1.24% (LIBOR 3 Month + 1.05%) due 7/19/2030(2)(3)	850,000	848,980

OneMain Financial Issuance Trust 2019-2A A 3.14% due 10/14/2036(2)	956,000	1,033,780

Palmer Square CLO Ltd. 2021-2A A 1.256% (LIBOR 3 Month + 1.15%) due 7/15/2034(2)(3)	940,000	939,760

Pennsylvania Higher Education Assistance Agency 2006-1 B 0.446% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	26,053	25,366

Planet Fitness Master Issuer LLC 2019-1A A2 3.858% due 12/5/2049(2)	262,010	263,902

Race Point IX CLO Ltd. 2015-9A CR 3.384% (LIBOR 3 Month + 3.20%) due 10/15/2030(2)(3)	250,000	240,075

Santander Drive Auto Receivables Trust 2018-1 D 3.32% due 3/15/2024	30,902	31,291
2020-2 D 2.22% due 9/15/2026	816,000	834,667
2021-1 A2 0.29% due 11/15/2023	1,914,047	1,914,746
2021-1 C 0.75% due 2/17/2026	1,850,000	1,854,279

SCF Equipment Leasing LLC 2019-1A A2 3.23% due 10/20/2024(2)	87,545	87,673
2019-1A C 3.92% due 11/20/2026(2)	1,298,000	1,300,085
2019-2A B 2.76% due 8/20/2026(2)	797,000	827,348
2021-1A C 1.54% due 10/21/2030(2)	1,000,000	980,113
2021-1A D 1.93% due 9/20/2030(2)	750,000	734,056

Shackleton CLO Ltd. 2019-14A A2 2.088% (LIBOR 3 Month + 1.90%) due 7/20/2030(2)(3)	1,042,000	1,041,479

June 30, 2021 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

SLC Student Loan Trust 2008-1 A4A 1.719% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	$123,401	$126,031

Sound Point CLO XI Ltd. 2016-1A AR 1.288% (LIBOR 3 Month + 1.10%) due 7/20/2028(2)(3)	273,261	273,432

TCW CLO Ltd. 2017-1A DR 3.327% (LIBOR 3 Month + 3.15%) due 7/29/2029(2)(3)	300,000	295,170

Towd Point Asset Trust 2018-SL1 A 0.692% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	288,889	287,453

Toyota Auto Receivables Owner Trust 2021-A A2 0.16% due 7/17/2023	3,448,000	3,447,841

Westgate Resorts LLC 2018-1A A 3.38% due 12/20/2031(2)	104,765	104,765

Westlake Automobile Receivables Trust 2020-2A A2A 0.93% due 2/15/2024(2)	1,011,832	1,014,688
2020-3A E 3.34% due 6/15/2026(2)	750,000	769,920

Wind River CLO Ltd. 2013-1A A1RR 1.168% (LIBOR 3 Month + 0.98%) due 7/20/2030(2)(3)	860,000	859,785

World Financial Network Credit Card Master Trust 2018-B A 3.46% due 7/15/2025	489,000	492,239

World Omni Auto Receivables Trust 2021-A A2 0.17% due 2/15/2024	2,469,000	2,467,809

Total Asset–Backed Securities (Cost $76,193,236)		76,414,368
Corporate Bonds & Notes – 33.7%

Aerospace & Defense – 0.9%

The Boeing Co. 4.875% due 5/1/2025	1,480,000	1,658,784
5.04% due 5/1/2027	1,049,000	1,211,008

TransDigm, Inc. 6.375% due 6/15/2026	334,000	345,763

		3,215,555
Agriculture – 0.5%

BAT Capital Corp. 4.70% due 4/2/2027	265,000	299,394
4.906% due 4/2/2030	1,033,000	1,187,186

MHP Lux S.A. 6.25% due 9/19/2029(2)	475,000	473,912

		1,960,492

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Airlines – 0.7%

American Airlines, Inc. 11.75% due 7/15/2025(2)	$469,000	$588,506

British Airways Pass-Through Trust 2020-1 A 4.25% due 11/15/2032(2)	348,497	373,735

Delta Air Lines, Inc. 7.00% due 5/1/2025(2)	717,000	836,638

Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.50% due 10/20/2025(2)	296,000	318,668
4.75% due 10/20/2028(2)	300,000	333,861

Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8.00% due 9/20/2025(2)	286,200	324,362

		2,775,770
Apparel – 0.2%

Levi Strauss & Co. 3.50% due 3/1/2031(2)	715,000	712,612

		712,612
Auto Manufacturers – 1.1%

Ford Motor Co. 7.45% due 7/16/2031	1,005,000	1,323,525

General Motors Financial Co., Inc. 3.60% due 6/21/2030	2,128,000	2,306,667

Tesla, Inc. 5.30% due 8/15/2025(2)	351,000	362,614

		3,992,806
Auto Parts & Equipment – 0.1%

American Axle & Manufacturing, Inc. 6.50% due 4/1/2027	349,000	369,678

Clarios Global LP / Clarios U.S. Finance Co. 8.50% due 5/15/2027(2)	192,000	209,294

		578,972
Biotechnology – 0.2%

Regeneron Pharmaceuticals, Inc. 1.75% due 9/15/2030	642,000	608,995

		608,995
Building Materials – 0.3%

Cemex S.A.B. de C.V. 5.45% due 11/19/2029(2)	530,000	583,085

Griffon Corp. 5.75% due 3/1/2028	469,000	497,928

		1,081,013
Chemicals – 0.4%

Braskem Netherlands Finance B.V. 4.50% due 1/31/2030(2)	536,000	560,292

CF Industries, Inc. 4.95% due 6/1/2043	277,000	326,827

Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 4/24/2023(2)	300,000	312,357

June 30, 2021 (unaudited)	Principal Amount	Value
Chemicals (continued)

Tronox, Inc. 4.625% due 3/15/2029(2)	$270,000	$273,021

		1,472,497
Coal – 0.1%

Warrior Met Coal, Inc. 8.00% due 11/1/2024(2)	336,000	341,087

		341,087
Commercial Banks – 4.8%

Akbank T.A.S. 5.00% due 10/24/2022(2)	215,000	220,459

Bank of America Corp. 2.087% (2.087% fixed rate until 6/14/2028; SOFR + 1.06% thereafter) due 6/14/2029(3)	821,000	827,708
2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(3)	642,000	661,311
3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	1,125,000	1,237,477

BankUnited, Inc. 5.125% due 6/11/2030	613,000	714,360

Citigroup, Inc. 2.561% (2.561% fixed rate until 5/1/2031; SOFR + 1.16% thereafter) due 5/1/2032(3)	437,000	445,198
3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.56% thereafter) due 1/10/2028(3)	712,000	792,257
3.98% (3.980% fixed rate until 3/20/2029; LIBOR 3 Month + 1.34% thereafter) due 3/20/2030(3)	503,000	570,809

JPMorgan Chase & Co. 3.54% (3.540% fixed rate until 5/1/2027; LIBOR 3 Month + 1.38% thereafter) due 5/1/2028(3)	1,002,000	1,100,316
3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.34% thereafter) due 2/1/2028(3)	604,000	670,301

Macquarie Bank Ltd. 3.624% due 6/3/2030(2)	203,000	214,636

Macquarie Group Ltd. 2.691% (2.691% fixed rate until 6/23/2031; SOFR + 1.44% thereafter) due 6/23/2032(2)(3)	968,000	970,139

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Commercial Banks (continued)
4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.73% thereafter) due 3/27/2029(2)(3)	$963,000	$1,110,223

Morgan Stanley 3.625% due 1/20/2027	502,000	557,125
4.431% (4.431% fixed rate until 1/23/2029; LIBOR 3 Month + 1.63% thereafter) due 1/23/2030(3)	847,000	993,251

National Australia Bank Ltd. 2.99% due 5/21/2031(2)	550,000	558,459

UBS AG 5.125% due 5/15/2024	872,000	960,796

Wells Fargo & Co. 2.393% (2.393% fixed rate until 6/2/2027; SOFR + 2.10% thereafter) due 6/2/2028(3)	2,093,000	2,170,274
3.584% (3.584% fixed rate until 5/22/2027; LIBOR 3 Month + 1.31% thereafter) due 5/22/2028(3)	976,000	1,074,566

Westpac Banking Corp. 2.894% (2.894% fixed rate until 2/4/2025; H15T5Y + 1.35% thereafter) due 2/4/2030(3)	555,000	575,735
4.322% (4.322% fixed rate until 11/23/2026; 5 Year USD ICE Swap + 2.24% thereafter) due 11/23/2031(3)	1,300,000	1,445,392

		17,870,792
Commercial Services – 0.5%

Adani Ports & Special Economic Zone Ltd. 4.00% due 7/30/2027(2)	200,000	207,354

CoStar Group, Inc. 2.80% due 7/15/2030(2)	194,000	197,228

Garda World Security Corp. 9.50% due 11/1/2027(2)	304,000	337,008

Rent-A-Center, Inc. 6.375% due 2/15/2029(2)	703,000	753,616

United Rentals North America, Inc. 4.00% due 7/15/2030	160,000	164,661
4.875% due 1/15/2028	322,000	341,732

		2,001,599
Computers – 0.3%

Dell International LLC / EMC Corp. 5.45% due 6/15/2023	141,000	152,950
8.35% due 7/15/2046	623,000	1,019,259

		1,172,209

June 30, 2021 (unaudited)	Principal Amount	Value
Diversified Financial Services – 3.0%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.50% due 1/15/2025	$872,000	$924,085
3.875% due 1/23/2028	567,000	607,336

Ally Financial, Inc. 4.70% (4.700% fixed rate until 5/15/2026; H15T5Y + 3.86% thereafter) due 5/15/2026(3)	364,000	376,907
8.00% due 11/1/2031	732,000	1,052,792

Aviation Capital Group LLC 1.95% due 1/30/2026(2)	408,000	407,992
5.50% due 12/15/2024(2)	982,000	1,110,976

Avolon Holdings Funding Ltd. 2.125% due 2/21/2026(2)	1,255,000	1,244,044
4.25% due 4/15/2026(2)	643,000	697,211

Brightsphere Investment Group, Inc. 4.80% due 7/27/2026	315,000	340,468

Global Aircraft Leasing Co. Ltd. 6.50% due 9/15/2024, Toggle PIK (6.50% Cash or 7.25% PIK)(2)(4)	502,153	503,609

International Lease Finance Corp. 5.875% due 8/15/2022	112,000	118,444

Nationstar Mortgage Holdings, Inc. 5.50% due 8/15/2028(2)	370,000	372,934

Navient Corp. 5.00% due 3/15/2027	712,000	738,316

Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 4.50% due 3/15/2027(2)	380,000	428,792
4.875% due 4/15/2045(2)	198,000	230,082

OneMain Finance Corp. 5.375% due 11/15/2029	975,000	1,062,194

Quicken Loans LLC / Quicken Loans Co-Issuer, Inc. 3.625% due 3/1/2029(2)	503,000	497,683

SURA Asset Management S.A. 4.375% due 4/11/2027(2)	250,000	270,505

		10,984,370
Electric – 2.5%

Ausgrid Finance Pty. Ltd. 4.35% due 8/1/2028(2)	580,000	653,892

Calpine Corp. 5.125% due 3/15/2028(2)	302,000	307,022

Cikarang Listrindo Tbk PT 4.95% due 9/14/2026(2)	525,000	539,474

Emera U.S. Finance LP 3.55% due 6/15/2026	2,117,000	2,315,130

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Electric (continued)

FirstEnergy Corp. 2.65% due 3/1/2030	$482,000	$479,349
4.40% due 7/15/2027	657,000	715,815

Minejesa Capital B.V. 4.625% due 8/10/2030(2)	730,000	773,559

NRG Energy, Inc. 4.45% due 6/15/2029(2)	280,000	309,585
5.75% due 1/15/2028	336,000	358,334

Pennsylvania Electric Co. 3.60% due 6/1/2029(2)	370,000	395,238

PG&E Corp. 5.00% due 7/1/2028	320,000	323,827

PSEG Power LLC 8.625% due 4/15/2031	393,000	604,434

The AES Corp. 3.95% due 7/15/2030(2)	578,000	633,083

Vistra Operations Co. LLC 3.55% due 7/15/2024(2)	841,000	889,013

		9,297,755
Energy-Alternate Sources – 0.1%

Greenko Solar Mauritius Ltd. 5.95% due 7/29/2026(2)	330,000	355,839

		355,839
Entertainment – 0.4%

Live Nation Entertainment, Inc. 3.75% due 1/15/2028(2)	98,000	98,482
4.75% due 10/15/2027(2)	629,000	651,789

Penn National Gaming, Inc. 5.625% due 1/15/2027(2)	337,000	350,143

Scientific Games International, Inc. 7.25% due 11/15/2029(2)	486,000	548,198

		1,648,612
Environmental Control – 0.1%

Stericycle, Inc. 3.875% due 1/15/2029(2)	276,000	276,715

		276,715
Food – 0.4%

Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 4.875% due 2/15/2030(2)	308,000	328,476

JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 6.50% due 4/15/2029(2)	291,000	328,123

Kraft Heinz Foods Co. 4.375% due 6/1/2046	336,000	380,795

Minerva Luxembourg S.A. 5.875% due 1/19/2028(2)	288,000	305,801

		1,343,195
Forest Products & Paper – 0.1%

Suzano Austria GmbH 3.75% due 1/15/2031	428,000	448,129

		448,129

June 30, 2021 (unaudited)	Principal Amount	Value
Gas – 0.2%

National Fuel Gas Co. 5.50% due 1/15/2026	$554,000	$641,571

		641,571
Healthcare-Services – 1.1%

Centene Corp. 2.45% due 7/15/2028	286,000	289,764
3.375% due 2/15/2030	302,000	315,629

CommonSpirit Health 3.347% due 10/1/2029	205,000	222,159

DaVita, Inc. 3.75% due 2/15/2031(2)	333,000	319,720

HCA, Inc. 4.125% due 6/15/2029	838,000	944,996
4.50% due 2/15/2027	428,000	483,918
5.25% due 6/15/2026	473,000	547,152

RP Escrow Issuer LLC 5.25% due 12/15/2025(2)	515,000	537,938

Tenet Healthcare Corp. 6.25% due 2/1/2027(2)	353,000	368,871

		4,030,147
Home Builders – 0.6%

Century Communities, Inc. 6.75% due 6/1/2027	319,000	338,382

NVR, Inc. 3.00% due 5/15/2030	904,000	957,987

Toll Brothers Finance Corp. 4.35% due 2/15/2028	363,000	399,914

Tri Pointe Homes, Inc. 5.25% due 6/1/2027	377,000	409,426

		2,105,709
Household Products & Wares – 0.0%

Kimberly-Clark de Mexico S.A.B. de C.V. 3.80% due 4/8/2024(2)	100,000	107,007

		107,007
Housewares – 0.1%

Newell Brands, Inc. 5.875% due 4/1/2036	291,000	359,656

		359,656
Insurance – 0.1%

Assurant, Inc. 2.65% due 1/15/2032	379,000	378,238

		378,238
Internet – 0.9%

Baidu, Inc. 2.375% due 10/9/2030	260,000	260,861

Match Group Holdings II LLC 5.00% due 12/15/2027(2)	151,000	158,704
5.625% due 2/15/2029(2)	160,000	173,703

Meituan 3.05% due 10/28/2030(2)	755,000	744,256

Netflix, Inc. 6.375% due 5/15/2029	662,000	844,083

Prosus N.V. 3.832% due 2/8/2051(2)	580,000	538,269

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Internet (continued)
5.50% due 7/21/2025(2)	$278,000	$317,718

Uber Technologies, Inc. 8.00% due 11/1/2026(2)	315,000	339,491

		3,377,085
Investment Companies – 0.1%

Temasek Financial I Ltd. 2.50% due 10/6/2070(2)	250,000	242,435

		242,435
Iron & Steel – 0.5%

Cleveland-Cliffs, Inc. 4.625% due 3/1/2029(2)	365,000	383,903
5.875% due 6/1/2027	326,000	342,952

CSN Resources S.A. 4.625% due 6/10/2031(2)	480,000	488,203

GUSAP III LP 4.25% due 1/21/2030(2)	340,000	367,809

United States Steel Corp. 6.875% due 3/1/2029	333,000	356,660

		1,939,527
Leisure Time – 0.4%

Carnival Corp. 7.625% due 3/1/2026(2)	375,000	408,604
11.50% due 4/1/2023(2)	427,000	482,147

Royal Caribbean Cruises Ltd. 11.50% due 6/1/2025(2)	429,000	494,937

		1,385,688
Lodging – 0.2%

Boyd Gaming Corp. 4.75% due 6/15/2031(2)	297,000	308,773

MGM Resorts International 5.50% due 4/15/2027	496,000	544,568

		853,341
Machinery-Diversified – 0.5%

nVent Finance Sarl 4.55% due 4/15/2028	1,112,000	1,223,089

TK Elevator US Newco, Inc. 5.25% due 7/15/2027(2)	556,000	585,696

		1,808,785
Media – 0.8%

CCO Holdings LLC / CCO Holdings Capital Corp. 4.75% due 3/1/2030(2)	295,000	311,720

CSC Holdings LLC 5.50% due 4/15/2027(2)	293,000	307,498

DISH DBS Corp. 7.75% due 7/1/2026	306,000	346,386

Globo Comunicacao e Participacoes S.A. 4.875% due 1/22/2030(2)	520,000	538,247

Scripps Escrow, Inc. 5.875% due 7/15/2027(2)	527,000	545,671

Time Warner Cable LLC 7.30% due 7/1/2038	274,000	398,708

Time Warner Entertainment Co. LP 8.375% due 7/15/2033	282,000	427,941

		2,876,171

June 30, 2021 (unaudited)	Principal Amount	Value
Mining – 1.8%

Anglo American Capital PLC 4.00% due 9/11/2027(2)	$600,000	$665,220
4.75% due 4/10/2027(2)	978,000	1,125,854

Antofagasta PLC 2.375% due 10/14/2030(2)	400,000	385,708

FMG Resources August 2006 Pty. Ltd. 4.375% due 4/1/2031(2)	737,000	786,998

Freeport-McMoRan, Inc. 4.125% due 3/1/2028	683,000	712,307
4.25% due 3/1/2030	156,000	167,209

Glencore Funding LLC 2.85% due 4/27/2031(2)	555,000	564,024
4.875% due 3/12/2029(2)	1,547,000	1,802,255

Hecla Mining Co. 7.25% due 2/15/2028	303,000	331,546

		6,541,121
Miscellaneous Manufacturing – 0.3%

General Electric Co. 3.449% (LIBOR 3 Month + 3.33%) due 9/15/2021(3)	1,359,000	1,330,774

		1,330,774
Oil & Gas – 3.5%

Apache Corp. 4.375% due 10/15/2028	548,000	583,626

California Resources Corp. 7.125% due 2/1/2026(2)	358,000	377,257

Continental Resources, Inc. 5.75% due 1/15/2031(2)	642,000	769,090

Diamondback Energy, Inc. 3.50% due 12/1/2029	1,271,000	1,362,309
4.75% due 5/31/2025	296,000	333,707

Equinor ASA 7.15% due 11/15/2025	700,000	871,612

Hilcorp Energy I LP / Hilcorp Finance Co. 5.75% due 2/1/2029(2)	913,000	951,793

Laredo Petroleum, Inc. 9.50% due 1/15/2025	786,000	828,538

MEG Energy Corp. 5.875% due 2/1/2029(2)	355,000	372,977
7.125% due 2/1/2027(2)	609,000	649,894

Murphy Oil Corp. 5.875% due 12/1/2027	342,000	356,750

Occidental Petroleum Corp. 6.125% due 1/1/2031	496,000	583,222

Ovintiv, Inc. 6.50% due 2/1/2038	289,000	385,604

Petroleos Mexicanos 4.50% due 1/23/2026	490,000	496,419
5.35% due 2/12/2028	1,398,000	1,375,394

Qatar Petroleum 3.125% due 7/12/2041	515,000	513,100

SA Global Sukuk Ltd. 2.694% due 6/17/2031(2)	730,000	738,490

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

SM Energy Co. 5.625% due 6/1/2025	$340,000	$336,658
6.75% due 9/15/2026	201,000	204,429

Southwestern Energy Co. 7.75% due 10/1/2027	326,000	353,788

Tengizchevroil Finance Co. International Ltd. 3.25% due 8/15/2030(2)	235,000	239,228

Viper Energy Partners LP 5.375% due 11/1/2027(2)	161,000	168,516

		12,852,401
Packaging & Containers – 0.1%

Ball Corp. 2.875% due 8/15/2030	475,000	465,847

		465,847
Pharmaceuticals – 0.2%

Bausch Health Cos., Inc. 5.25% due 1/30/2030(2)	391,000	364,795

Bayer U.S. Finance II LLC 3.875% due 12/15/2023(2)	478,000	511,991

		876,786
Pipelines – 1.3%

Buckeye Partners LP 6.375% (6.375% fixed rate until 1/22/2023; LIBOR 3 Month + 4.02% thereafter) due 1/22/2078(3)	438,000	399,868

Cheniere Corpus Christi Holdings LLC 3.70% due 11/15/2029	505,000	551,541

Galaxy Pipeline Assets Bidco Ltd. 3.25% due 9/30/2040(2)	717,000	713,014

NGPL PipeCo LLC 3.25% due 7/15/2031(2)	690,000	711,452

Sabine Pass Liquefaction LLC 5.875% due 6/30/2026	1,357,000	1,605,860

Western Midstream Operating LP 5.30% due 2/1/2030	746,000	837,765

		4,819,500
Real Estate – 0.2%

American Homes 4 Rent 2.375% due 7/15/2031	451,000	444,294

Country Garden Holdings Co. Ltd. 4.75% due 1/17/2023	200,000	204,270

		648,564
Real Estate Investment Trusts – 1.0%

EPR Properties 4.95% due 4/15/2028	695,000	751,788

Equinix, Inc. 1.55% due 3/15/2028	816,000	801,443

Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 5.875% due 10/1/2028(2)	336,000	357,558

June 30, 2021 (unaudited)	Principal Amount	Value
Real Estate Investment Trusts (continued)

VEREIT Operating Partnership LP 4.875% due 6/1/2026	$756,000	$872,605

WEA Finance LLC 2.875% due 1/15/2027(2)	743,000	766,791

		3,550,185
Retail – 1.3%

IRB Holding Corp. 7.00% due 6/15/2025(2)	300,000	323,934

Kohl’s Corp. 5.55% due 7/17/2045	613,000	735,085

L Brands, Inc. 6.625% due 10/1/2030(2)	473,000	547,119
6.875% due 11/1/2035	430,000	544,995

Nordstrom, Inc. 4.375% due 4/1/2030	329,000	342,545

PetSmart, Inc. / PetSmart Finance Corp. 4.75% due 2/15/2028(2)	897,000	931,481

Rite Aid Corp. 8.00% due 11/15/2026(2)	1,015,000	1,030,265

The Gap, Inc. 8.625% due 5/15/2025(2)	294,000	322,421

		4,777,845
Semiconductors – 0.3%

SK Hynix, Inc. 2.375% due 1/19/2031(2)	750,000	732,938

Skyworks Solutions, Inc. 3.00% due 6/1/2031	319,000	326,831

		1,059,769
Software – 0.8%

Oracle Corp. 2.95% due 4/1/2030	1,305,000	1,375,431

PTC, Inc. 4.00% due 2/15/2028(2)	304,000	313,917

VMware, Inc. 4.70% due 5/15/2030	974,000	1,153,011

		2,842,359
Telecommunications – 0.6%

CommScope, Inc. 7.125% due 7/1/2028(2)	324,000	351,857

Frontier Communications Holdings LLC 5.00% due 5/1/2028(2)	392,000	405,469

LogMeIn, Inc. 5.50% due 9/1/2027(2)	666,000	690,429

Sprint Capital Corp. 6.875% due 11/15/2028	257,000	329,718

Zayo Group Holdings, Inc. 4.00% due 3/1/2027(2)	314,000	311,934

		2,089,407

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Toys, Games & Hobbies – 0.0%

Mattel, Inc. 6.75% due 12/31/2025(2)	$58,000	$60,936

		60,936
Transportation – 0.1%

Watco Cos. LLC / Watco Finance Corp. 6.50% due 6/15/2027(2)	331,000	355,117

		355,117

Total Corporate Bonds & Notes (Cost $119,203,541)		124,514,985
Municipals – 0.5%

County of Miami-Dade Florida 2.786% due 10/1/2037	105,000	106,358

Foothill-Eastern Transportation Corridor Agency 4.094% due 1/15/2049	354,000	378,235

New Jersey Transportation Trust Fund Authority 4.081% due 6/15/2039	85,000	95,372
4.131% due 6/15/2042	605,000	690,982

New York City Transitional Finance Authority B-3 1.95% due 8/1/2034	330,000	319,034

Regents of the University of California Medical Center Pooled Revenue 3.006% due 5/15/2050	205,000	211,447

Total Municipals (Cost $1,758,193)		1,801,428
Non–Agency Mortgage–Backed Securities – 8.8%

Angel Oak Mortgage Trust 2020-1 A1 2.466% due 12/25/2059(2)(3)(5)	104,843	106,187

Atrium Hotel Portfolio Trust 2018-ATRM A 1.023% due 6/15/2035(2)(3)(5)	540,000	540,358

BAMLL Commercial Mortgage Securities Trust 2013-WBRK A 3.652% due 3/10/2037(2)(3)(5)	3,900,000	4,151,101

BBCMS Mortgage Trust 2019-BWAY A 1.029% due 11/15/2034(2)(3)(5)	365,000	362,204
2019-BWAY B 1.383% due 11/15/2034(2)(3)(5)	160,000	158,346

Benchmark Mortgage Trust 2018-B5 C 4.763% due 7/15/2051(3)(5)	830,000	946,400

BFLD Trust 2019-DPLO E 2.313% due 10/15/2034(2)(3)(5)	1,000,000	994,111

June 30, 2021 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

BHMS 2018-ATLS C 1.973% due 7/15/2035(2)(3)(5)	$320,000	$319,987

BX Trust 2018-GW A 0.873% due 5/15/2035(2)(3)(5)	987,000	988,846

Citigroup Commercial Mortgage Trust 2016-GC36 D 2.85% due 2/10/2049(2)	1,685,000	1,260,955

Commercial Mortgage Trust 2015-PC1 AM 4.29% due 7/10/2050(3)(5)	310,000	338,600
2015-PC1 B 4.464% due 7/10/2050(3)(5)	100,000	109,155
2015-PC1 C 4.464% due 7/10/2050(3)(5)	375,000	397,927
2015-PC1 D 4.464% due 7/10/2050(3)(5)	33,000	30,562

Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1 1.616% due 4/25/2065(2)(3)(5)	431,153	433,379

Credit Suisse Mortgage Trust 2019-UVIL A 3.16% due 12/15/2041(2)	337,000	356,820
2020-AFC1 A1 2.24% due 2/25/2050(2)(3)(5)	280,412	276,645

CSAIL Commercial Mortgage Trust 2019-C18 AS 3.321% due 12/15/2052	394,045	424,444

DBWF Mortgage Trust 2018-GLKS A 1.123% due 12/19/2030(2)(3)(5)	630,000	630,911

Deephaven Residential Mortgage Trust 2019-4A A1 2.791% due 10/25/2059(2)(3)(5)	184,623	185,652
2020-1 A1 2.339% due 1/25/2060(2)(3)(5)	161,580	162,672

Extended Stay America Trust 2021-ESH C 1.775% due 7/15/2038(2)(3)(5)	650,000	650,000

Freddie Mac STACR REMIC Trust 2021-DNA3 M2 2.118% due 10/25/2033(2)(3)(5)	655,000	668,983

GCAT Trust 2020-NQM1 A1 2.247% due 1/25/2060(2)(3)(5)	113,207	114,827

Grace Trust 2020-GRCE A 2.347% due 12/10/2040(2)	1,100,000	1,121,649

Great Wolf Trust 2019-WOLF A 1.107% due 12/15/2036(2)(3)(5)	1,028,000	1,029,085

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

GS Mortgage Securities Corp. II 2012-BWTR A 2.954% due 11/5/2034(2)	$1,273,000	$1,294,760

GS Mortgage Securities Corp. Trust 2018-RIVR A 1.023% due 7/15/2035(2)(3)(5)	437,247	437,083
2021-ROSS G 4.723% due 5/15/2026(2)(3)(5)	660,000	661,785

JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI D 4.143% due 10/5/2031(2)(3)(5)	225,000	223,003
2018-LAQ B 1.373% due 6/15/2032(2)(3)(5)	554,400	555,162
2018-MINN A 2.02% due 11/15/2035(2)(3)(5)	339,000	344,996
2018-WPT AFL 1.03% due 7/5/2033(2)(3)(5)	234,229	235,403
2018-WPT BFL 1.33% due 7/5/2033(2)(3)(5)	724,000	726,503
2018-WPT BFX 4.549% due 7/5/2033(2)	218,000	229,418
2018-WPT CFX 4.95% due 7/5/2033(2)	290,000	305,134
2020-MKST E 2.323% due 12/15/2036(2)(3)(5)	570,000	548,009

JPMBB Commercial Mortgage Securities Trust 2015-C30 C 4.409% due 7/15/2048(3)(5)	13,000	13,728

New Residential Mortgage Loan Trust 2020-NQM1 A1 2.464% due 1/26/2060(2)(3)(5)	101,904	103,555

One New York Plaza Trust 2020-1NYP B 1.573% due 1/15/2026(2)(3)(5)	850,000	857,559

PFP Ltd. 2019-6 A 1.125% due 4/14/2037(2)(3)(5)	236,288	236,142

ReadyCap Commercial Mortgage Trust 2019-6 A 2.833% due 10/25/2052(2)	275,346	275,358

Residential Mortgage Loan Trust 2020-1 A1 2.376% due 2/25/2024(2)(3)(5)	73,740	74,822

Starwood Mortgage Residential Trust 2020-1 A1 2.275% due 2/25/2050(2)(3)(5)	153,138	155,412
2020-3 A1 1.486% due 4/25/2065(2)(3)(5)	607,156	599,158

Verus Securitization Trust 2020-1 A1 2.417% due 1/25/2060(2)(3)(5)	325,041	329,380

June 30, 2021 (unaudited)	Principal Amount		Value
Non–Agency Mortgage–Backed Securities (continued)
2020-5 A1 1.218% due 5/25/2065(2)(3)(5)		$613,275	$613,989
2021-2 A1 1.031% due 2/25/2066(2)(3)(5)		1,032,800	1,028,692

Vista Point Securitization Trust 2020-2 A1 1.475% due 4/25/2065(2)(3)(5)		403,298	405,962

Wells Fargo Commercial Mortgage Trust
2015-C28 D 4.23% due 5/15/2048(3)(5)		1,500,000	1,481,184
2015-SG1 B 4.611% due 9/15/2048(3)(5)		1,260,000	1,305,646
2016-C35 C 4.176% due 7/15/2048(3)(5)		131,000	136,381
2017-C41 AS 3.785% due 11/15/2050(3)(5)		279,000	305,325

WFLD Mortgage Trust 2014-MONT A 3.88% due 8/10/2031(2)(3)(5)		2,000,000	2,106,199

Total Non–Agency Mortgage–Backed Securities (Cost $31,764,469)			32,349,554

Foreign Government – 1.9%

Dominican Republic International Bond 4.875% due 9/23/2032(2)	USD	360,000	371,995

Egypt Government International Bond
6.588% due 2/21/2028(2)	USD	550,000	581,779
7.60% due 3/1/2029(2)	USD	500,000	548,850

Ghana Government International Bond 6.375% due 2/11/2027(2)	USD	725,000	728,625

Nigeria Government International Bond
6.375% due 7/12/2023(2)	USD	315,000	337,450
7.143% due 2/23/2030(2)	USD	695,000	732,335

Qatar Government International Bond
3.75% due 4/16/2030(2)	USD	1,260,000	1,426,093
4.00% due 3/14/2029(2)	USD	860,000	989,869

Sri Lanka Government International Bond 5.875% due 7/25/2022(2)	USD	400,000	340,000

Turkey Government International Bond 5.25% due 3/13/2030	USD	230,000	218,075

Turkiye Ihracat Kredi Bankasi A.S. 5.75% due 7/6/2026(2)	USD	670,000	664,948

Total Foreign Government (Cost $6,766,680)			6,940,019

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value

U.S. Government Securities – 30.2%

U.S. Treasury Bill
0.038% due 7/29/2021(6)	$29,176,000	$29,175,125
0.044% due 11/18/2021(6)	7,500,000	7,498,725

U.S. Treasury Bond
1.125% due 5/15/2040	8,916,000	7,698,409
1.625% due 11/15/2050	10,354,000	9,295,951
2.25% due 8/15/2049	1,466,000	1,518,226

U.S. Treasury Note
0.125% due 3/31/2023	5,663,000	5,654,815
0.375% due 4/15/2024	20,624,000	20,599,831
0.75% due 3/31/2026	12,508,000	12,453,277
1.125% due 2/29/2028	4,300,000	4,287,906
1.625% due 5/15/2031	13,001,000	13,204,141

Total U.S. Government Securities (Cost $110,883,712)		111,386,406
Short–Term Investment – 3.6%

Repurchase Agreements – 3.6%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $13,379,747, due 7/1/2021(7)	13,379,747	13,379,747

Total Repurchase Agreements (Cost $13,379,747)		13,379,747

Total Investments(8) – 106.3% (Cost $385,176,735)		392,190,321

Liabilities in excess of other assets(9) – (6.3)%		(23,366,481)

Total Net Assets – 100.0%		$368,823,840
(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2021, the aggregate market value of these securities amounted to $141,137,626, representing 38.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2021.
(4)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2021, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest rate shown reflects the discount rate at time of purchase.
(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	0.125%	1/31/2023	$13,654,200	$13,647,400

(8)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(9)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	September 2021	283	Long	$62,500,605	$62,350,648	$(149,957)
U.S. 10-Year Treasury Note	September 2021	73	Long	9,643,542	9,672,500	28,958
U.S. Long Bond	September 2021	180	Long	28,237,828	28,935,000	697,172
U.S. Ultra Bond	September 2021	61	Long	11,321,333	11,753,938	432,605
Total				$111,703,308	$112,712,086	$1,008,778

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	September 2021	97	Short	$(12,013,671)	$(11,972,680)	$40,991
U.S. Ultra 10-Year Treasury Note	September 2021	171	Short	(24,802,880)	(25,171,734)	(368,854)
Total				$(36,816,551)	$(37,144,414)	$(327,863)

Legend:

CLO — Collateralized Loan Obligation

H15T5Y — 5-year Constant Maturity Treasury Rate

LIBOR — London Interbank Offered Rate

PIK — Payment–In–Kind

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

14	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$25,403,814	$—	$25,403,814
Asset–Backed Securities	—	76,414,368	—	76,414,368
Corporate Bonds & Notes	—	124,514,985	—	124,514,985
Municipals	—	1,801,428	—	1,801,428
Non–Agency Mortgage–Backed Securities	—	32,349,554	—	32,349,554
Foreign Government	—	6,940,019	—	6,940,019
U.S. Government Securities	—	111,386,406	—	111,386,406
Repurchase Agreements	—	13,379,747	—	13,379,747
Total	$—	$392,190,321	$—	$392,190,321
Other Financial Instruments
Futures Contracts
Assets	$1,199,726	$—	$—	$1,199,726
Liabilities	(518,811)	—	—	(518,811)
Total	$680,915	$—	$—	$680,915

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$392,190,321

Cash	68,214

Interest receivable	1,907,692

Receivable for investments sold	1,392,548

Cash deposits with brokers for futures contracts	899,221

Receivable for variation margin on futures contracts	130,047

Receivable for fund shares subscribed	18,254

Prepaid expenses	6,251

Total Assets	396,612,548

Liabilities

Payable for investments purchased	26,934,337

Payable for fund shares redeemed	500,838

Investment advisory fees payable	139,330

Distribution fees payable	76,563

Accrued custodian and accounting fees	38,041

Accrued audit fees	16,787

Accrued trustees’ and officers’ fees	1,635

Accrued expenses and other liabilities	81,177

Total Liabilities	27,788,708

Total Net Assets	$368,823,840

Net Assets Consist of:

Paid-in capital	$317,526,297

Distributable earnings	51,297,543

Total Net Assets	$368,823,840

Investments, at Cost	$385,176,735

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	31,942,001

Net Asset Value Per Share	$11.55

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Interest	$4,145,131

Total Investment Income	4,145,131

Expenses

Investment advisory fees	782,986

Distribution fees	442,877

Custodian and accounting fees	57,252

Professional fees	51,003

Trustees’ and officers’ fees	50,121

Administrative fees	27,260

Shareholder reports	16,405

Transfer agent fees	5,855

Other expenses	15,167

Total Expenses	1,448,926

Less: Fees waived	(14,005)

Total Expenses, Net	1,434,921

Net Investment Income/(Loss)	2,710,210

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	1,674,611

Net realized gain/(loss) from futures contracts	(3,014,688)

Net change in unrealized appreciation/(depreciation) on investments	(3,256,987)

Net change in unrealized appreciation/(depreciation) on futures contracts	804,012

Net Loss on Investments and Derivative Contracts	(3,793,052)

Net Decrease in Net Assets Resulting From Operations	$(1,082,842)

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$2,710,210	$7,143,596

Net realized gain/(loss) from investments and derivative contracts	(1,340,077)	13,470,038

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(2,452,975)	2,533,178

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,082,842)	23,146,812

Capital Share Transactions

Proceeds from sales of shares	57,348,927	45,173,790

Cost of shares redeemed	(29,269,161)	(76,542,408)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	28,079,766	(31,368,618)

Net Increase/(Decrease) in Net Assets	26,996,924	(8,221,806)

Net Assets

Beginning of period	341,826,916	350,048,722

End of period	$368,823,840	$341,826,916

Other Information:

Shares

Sold	4,989,375	3,984,222

Redeemed	(2,557,168)	(6,953,712)

Net Increase/(Decrease)	2,432,207	(2,969,490)

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$11.58	$0.09	$(0.12)	$(0.03)	$11.55	(0.26)	%(4)

Year Ended 12/31/20	10.78	0.24	0.56	0.80	11.58	7.42%

Year Ended 12/31/19	9.95	0.26	0.57	0.83	10.78	8.34%

Year Ended 12/31/18	10.08	0.26	(0.39)	(0.13)	9.95	(1.29)%

Year Ended 12/31/17	9.73	0.17	0.18	0.35	10.08	3.60%

Period Ended 12/31/16(5)	10.00	0.04	(0.31)	(0.27)	9.73	(2.70)	%(4)

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$368,824	0.81%	(4)	0.82%	(4)	1.53%	(4)	1.52%	(4)	81%	(4)

341,827	0.80%		0.83%		2.12%		2.09%		183%

350,049	0.79%		0.84%		2.53%		2.48%		211%

355,070	0.79%		0.87%		2.60%		2.52%		543%

23,096	0.81%		1.77%		1.69%		0.73%		409%

24,888	0.81%	(4)	2.54%	(4)	1.18%	(4)	(0.55)%	(4)	107%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

There were no credit default swaps held as of June 30, 2021.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2021.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.81% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $14,005.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The entitlement to recoupment by Park Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”). Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $442,877 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2021, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$122,588,602	$161,716,655
Sales	100,163,120	144,236,916

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2021, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed,

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Risk Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The head of the UK Financial Conduct Authority has announced that after 2021 it will no longer persuade nor compel banks to submit rates for the calculation of LIBOR. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes and other instruments or investments comprising some or all of a fund’s portfolio. A fund may continue to invest in instruments that reference LIBOR or otherwise use reference rates due to favorable liquidity or pricing. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. At this time, it is not possible to predict the effect of the establishment of any replacement rate or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2021 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2021, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$1,199,726

Liability Derivatives
Futures Contracts[1]	$(518,811)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2021 were as follows:

Interest Rate Contracts

Net Realized Gain (Loss)
Futures Contracts[1]	$(3,014,688)

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$804,012

Average Number of Notional Amounts
Futures Contracts[3]	983

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund,

(iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense

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SUPPLEMENTAL INFORMATION (UNAUDITED)

limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the
1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

33

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at
http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at
http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

34

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8167

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian U.S. Government Securities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian U.S. Government Securities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $284,663,790

Bond Sector Allocation[1] As of June 30, 2021

Bond Quality Allocation[2] As of June 30, 2021

1

GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Top Ten Holdings[1] As of June 30, 2021

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	1.500%	9/30/2024	15.15%
U.S. Treasury Note	0.125%	1/31/2023	8.53%
Freddie Mac Multifamily Structured Pass-Through Certificates	4.050%	9/25/2028	7.84%
Federal Home Loan Banks	2.375%	9/10/2021	5.47%
U.S. Treasury Note	0.125%	4/30/2023	2.81%
Freddie Mac Multifamily Structured Pass-Through Certificates	2.595%	9/25/2029	2.66%
Federal Farm Credit Banks Funding Corp.	1.600%	1/21/2022	2.39%
Federal Farm Credit Banks Funding Corp.	1.625%	12/27/2021	2.39%
CGRBS Commercial Mortgage Trust	3.704%	3/13/2035	2.37%
Freddie Mac Multifamily Structured Pass-Through Certificates	3.117%	6/25/2027	2.33%
Total			51.94%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$ 989.60	$3.70	0.75%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 36.7%

Fannie Mae ACES 2015-M17 A2 2.983% due 11/25/2025(1)(2)	$2,604,900	$2,784,038
2016-M11 A2 2.369% due 7/25/2026(1)(2)	4,500,000	4,755,172
2021-M4 A2 1.515% due 2/25/2031(1)(2)	5,000,000	4,946,388

Freddie Mac Multifamily Structured Pass-Through Certificates K026 A2 2.51% due 11/25/2022	2,865,000	2,937,082
K030 A2 3.25% due 4/25/2023(1)(2)	5,000,000	5,216,205
K032 A2 3.31% due 5/25/2023(1)(2)	2,490,000	2,614,518
K035 A2 3.458% due 8/25/2023(1)(2)	4,000,000	4,212,762
K048 A2 3.284% due 6/25/2025(1)(2)	2,045,000	2,220,174
K053 A2 2.995% due 12/25/2025	2,225,000	2,408,221
K058 A2 2.653% due 8/25/2026	1,500,000	1,610,941
K063 A2 3.43% due 1/25/2027(1)(2)	946,945	1,056,032
K064 A2 3.224% due 3/25/2027	5,500,000	6,082,557
K065 A2 3.243% due 4/25/2027	1,300,000	1,441,291
K066 A2 3.117% due 6/25/2027	6,000,000	6,617,306
K073 A2 3.35% due 1/25/2028	4,277,000	4,803,925
K075 A2 3.65% due 2/25/2028(1)(2)	4,000,000	4,571,526
K082 A2 3.92% due 9/25/2028(1)(2)	2,385,000	2,782,641
K083 A2 4.05% due 9/25/2028(1)(2)	19,000,000	22,323,582
K099 A2 2.595% due 9/25/2029	7,000,000	7,583,987
K124 A2 1.658% due 12/25/2030	4,200,000	4,242,460
K730 A2 3.59% due 1/25/2025(1)(2)	3,878,310	4,211,933
K740 A2 1.47% due 9/25/2027	5,000,000	5,066,114

Total Agency Mortgage–Backed Securities (Cost $104,036,201)		104,488,855
Asset–Backed Securities – 1.8%

AmeriCredit Automobile Receivables Trust 2017-1 C 2.71% due 8/18/2022	49,435	49,483

June 30, 2021 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

BlueMountain CLO Ltd. 2014-2A BR2 1.938% (LIBOR 3 Month + 1.75%) due 10/20/2030(2)(3)	$600,000	$599,697

Enterprise Fleet Financing LLC 2020-1 A2 1.78% due 12/22/2025(3)	1,458,495	1,477,625

Hyundai Auto Lease Securitization Trust 2021-A B 0.61% due 10/15/2025(3)	2,000,000	2,004,382

Voya CLO Ltd. 2016-3A A3R 1.94% (LIBOR 3 Month + 1.75%) due 10/18/2031(2)(3)	925,000	931,665

Total Asset–Backed Securities (Cost $5,032,816)		5,062,852
Corporate Bonds & Notes – 6.6%

Apparel – 1.1%

NIKE, Inc. 2.85% due 3/27/2030	2,810,000	3,053,149

		3,053,149
Auto Manufacturers – 0.6%

Cummins, Inc. 1.50% due 9/1/2030	1,690,000	1,630,579

		1,630,579
Commercial Banks – 1.7%

Bank of America Corp. 1.898% (1.898% fixed rate until 7/23/2030; SOFR + 1.53% thereafter) due 7/23/2031(2)	2,250,000	2,183,243

JPMorgan Chase & Co. 1.764% (1.764% fixed rate until 11/19/2030; SOFR + 1.105% thereafter) due 11/19/2031(2)	2,810,000	2,698,780

		4,882,023
Healthcare–Services – 0.6%

UnitedHealth Group, Inc. 2.00% due 5/15/2030	1,690,000	1,704,010

		1,704,010
Insurance – 0.4%

Chubb INA Holdings, Inc. 1.375% due 9/15/2030	1,300,000	1,236,729

		1,236,729
Oil & Gas – 0.6%

BP Capital Markets America, Inc. 1.749% due 8/10/2030	1,690,000	1,649,812

		1,649,812

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Retail – 0.7%

Target Corp. 2.35% due 2/15/2030	$1,970,000	$2,056,700

		2,056,700
Software – 0.9%

Microsoft Corp. 3.50% due 2/12/2035	2,250,000	2,608,155

		2,608,155

Total Corporate Bonds & Notes (Cost $19,420,363)		18,821,157
Non–Agency Mortgage–Backed Securities – 11.2%

BAMLL Commercial Mortgage Securities Trust 2015-200P A 3.218% due 4/14/2033(3)	1,450,000	1,547,424

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(3)	1,000,000	1,059,811

CGRBS Commercial Mortgage Trust 2013-VN05 A 3.369% due 3/13/2035(3)	2,000,000	2,071,349
2013-VN05 B 3.704% due 3/13/2035(1)(2)(3)	6,500,000	6,752,205

Citigroup Commercial Mortgage Trust 2014-GC21 A5 3.855% due 5/10/2047	1,700,000	1,834,104

Commercial Mortgage Trust 2013-WWP B 3.726% due 3/10/2031(3)	3,075,000	3,222,844
2013-WWP C 3.544% due 3/10/2031(3)	1,500,000	1,568,164
2013-WWP D 3.898% due 3/10/2031(3)	1,397,000	1,467,403
2014-UBS3 A4 3.819% due 6/10/2047	1,550,000	1,672,627
2015-CR23 A4 3.497% due 5/10/2048	2,500,000	2,712,964

GS Mortgage Securities Corp. II 2005-ROCK A 5.366% due 5/3/2032(3)	1,700,000	1,938,642

GS Mortgage Securities Trust 2013-GC16 A4 4.271% due 11/10/2046	1,410,000	1,514,340

JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 A3 3.507% due 5/15/2045	961,031	978,683

ONE Park Mortgage Trust 2021-PARK A 0.773% due 3/15/2036(1)(2)(3)	1,500,000	1,499,519

June 30, 2021 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust 2021-SAVE A 1.223% due 2/15/2040(1)(2)(3)	$636,315	$639,079

WFRBS Commercial Mortgage Trust 2011-C5 A4 3.667% due 11/15/2044	310,616	310,895
2014-C19 AS 4.271% due 3/15/2047	1,000,000	1,078,094

Total Non–Agency Mortgage–Backed Securities (Cost $31,639,824)		31,868,147
U.S. Government Agencies – 13.5%

Federal Farm Credit Banks Funding Corp. 1.21% due 3/3/2025	5,000,000	5,085,350
0.50% due 7/2/2025	4,100,000	4,058,877
1.625% due 12/27/2021	6,750,000	6,797,655
1.60% due 1/21/2022	6,750,000	6,807,105

Federal Home Loan Banks 2.375% due 9/10/2021	15,500,000	15,568,355

Total U.S. Government Agencies (Cost $38,272,074)		38,317,342
U.S. Government Securities – 29.3%

U.S. Treasury Note 0.125% due 1/31/2023	24,300,000	24,278,168
0.125% due 4/30/2023	8,000,000	7,985,938
0.375% due 1/31/2026	3,000,000	2,940,234
0.875% due 11/15/2030	500,000	475,547
1.50% due 9/30/2024	41,800,000	43,132,375
2.00% due 4/30/2024	4,400,000	4,595,937

Total U.S. Government Securities (Cost $82,066,887)		83,408,199
Short–Term Investment – 0.5%
Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $1,506,462, due 7/1/2021(4)	1,506,462	1,506,462

Total Repurchase Agreements (Cost $1,506,462)		1,506,462

Total Investments(5) – 99.6% (Cost $281,974,627)		283,473,014

Assets in excess of other liabilities(6) – 0.4%		1,190,776

Total Net Assets – 100.0%		$284,663,790

(1)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2021.

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

(3)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2021, the aggregate market value of these securities amounted to $26,779,809, representing 9.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.25%	1/15/2025	$1,259,200	$1,536,639

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	September 2021	284	Long	$35,243,513	$35,054,031	$(189,482)

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	September 2021	21	Short	$(2,774,795)	$(2,782,500)	$(7,705)
U.S. Ultra 10-Year Treasury Note	September 2021	250	Short	(36,319,423)	(36,800,781)	(481,358)
U.S. Ultra Long Bond	September 2021	2	Short	(375,306)	(385,375)	(10,069)
Total				$(39,469,524)	$(39,968,656)	$(499,132)

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$104,488,855	$—	$104,488,855
Asset–Backed Securities	—	5,062,852	—	5,062,852
Corporate Bonds & Notes	—	18,821,157	—	18,821,157
Non–Agency Mortgage–Backed Securities	—	31,868,147	—	31,868,147
U.S. Government Agencies	—	38,317,342	—	38,317,342
U.S. Government Securities	—	83,408,199	—	83,408,199
Repurchase Agreements	—	1,506,462	—	1,506,462
Total	$—	$283,473,014	$—	$283,473,014
Other Financial Instruments
Futures Contracts
Liabilities	$(688,614)	$—	$—	$(688,614)
Total	$(688,614)	$—	$—	$(688,614)

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$283,473,014

Interest receivable	849,865

Cash deposits with brokers for futures contracts	553,332

Receivable for variation margin on futures contracts	219,260

Receivable for fund shares subscribed	47,931

Reimbursement receivable from adviser	16,647

Prepaid expenses	4,506

Total Assets	285,164,555

Liabilities

Payable for fund shares redeemed	247,254

Investment advisory fees payable	110,873

Distribution fees payable	58,975

Accrued audit fees	16,797

Accrued custodian and accounting fees	11,300

Accrued trustees’ and officers’ fees	1,284

Accrued expenses and other liabilities	54,282

Total Liabilities	500,765

Total Net Assets	$284,663,790

Net Assets Consist of:

Paid-in capital	$273,665,645

Distributable earnings	10,998,145

Total Net Assets	$284,663,790

Investments, at Cost	$281,974,627

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	27,322,739

Net Asset Value Per Share	$10.42

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$25,279

Interest	1,829,048

Total Investment Income	1,854,327

Expenses

Investment advisory fees	645,442

Distribution fees	343,320

Trustees’ and officers’ fees	38,295

Professional fees	37,907

Shareholder reports	25,288

Custodian and accounting fees	21,570

Administrative fees	19,915

Transfer agent fees	5,697

Other expenses	10,627

Total Expenses	1,148,061

Less: Fees waived	(118,100)

Total Expenses, Net	1,029,961

Net Investment Income/(Loss)	824,366

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	380,624

Net realized gain/(loss) from futures contracts	738,351

Net change in unrealized appreciation/(depreciation) on investments	(4,200,414)

Net change in unrealized appreciation/(depreciation) on futures contracts	(684,635)

Net Loss on Investments and Derivative Contracts	(3,766,074)

Net Decrease in Net Assets Resulting From Operations	$(2,941,708)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations
Net investment income/(loss)	$824,366	$2,192,032

Net realized gain/(loss) from investments and derivative contracts	1,118,975	5,340,557

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(4,885,049)	6,461,613

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,941,708)	13,994,202

Capital Share Transactions

Proceeds from sales of shares	44,786,196	47,145,403

Cost of shares redeemed	(20,370,545)	(67,953,077)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	24,415,651	(20,807,674)

Net Increase/(Decrease) in Net Assets	21,473,943	(6,813,472)

Net Assets

Beginning of period	263,189,847	270,003,319

End of period	$284,663,790	$263,189,847

Other Information:

Shares

Sold	4,276,232	4,511,741

Redeemed	(1,951,845)	(6,517,685)

Net Increase/(Decrease)	2,324,387	(2,005,944)

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$10.53	$0.03	$(0.14)	$(0.11)	$10.42	(1.04)	%(4)

Year Ended 12/31/20	10.00	0.09	0.44	0.53	10.53	5.30%

Period Ended 12/31/19(5)	10.00	0.02	(0.02)	0.00	10.00	0.00	%(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$284,664	0.75%	(4)	0.84%	(4)	0.60%	(4)	0.51%	(4)	25%	(4)

263,190	0.75%		0.84%		0.84%		0.75%		76%

270,003	0.70%	(4)	0.89%	(4)	1.29%	(4)	1.10%	(4)	31%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian U.S. Government Securities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

There were no credit default swaps held as of June 30, 2021.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2021.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.47% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.75% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $118,100.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $343,320 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2021, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$9,970,860	$89,501,379
Sales	18,867,609	50,373,126

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2021, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

i. LIBOR Risk Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The head of the UK Financial

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Conduct Authority has announced that after 2021 it will no longer persuade nor compel banks to submit rates for the calculation of LIBOR. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes and other instruments or investments comprising some or all of a fund’s portfolio. A fund may continue to invest in instruments that reference LIBOR or otherwise use reference rates due to favorable liquidity or pricing. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. At this time, it is not possible to predict the effect of the establishment of any replacement rate or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2021 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments,

(ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

As of June 30, 2021, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Liability Derivatives
Futures Contracts[1]	$(688,614)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN U.S. GOVERNMENT SECURITIES VIP FUND

Transactions in derivative investments for the six months ended June 30, 2021 were as follows:

Interest Rate Contracts

Net Realized Gain (Loss)
Futures Contracts[1]	$738,351

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[2]	$(684,635)

Average Number of Notional Amounts
Futures Contracts[3]	479
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund, (iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.
•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT
/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT
/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

26

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10527

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Global Utilities VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Global Utilities VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GLOBAL UTILITIES VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $87,499,461

Geographic Region Allocation[1] As of June 30, 2021

Top Ten Holdings[1] As of June 30, 2021

Holding	Country	% of Total Net Assets
China Longyuan Power Group Corp. Ltd., Class H	China	8.26%
Duke Energy Corp.	United States	7.33%
Iberdrola S.A.	Spain	6.39%
American Electric Power Co., Inc.	United States	4.74%
FirstEnergy Corp.	United States	4.70%
CenterPoint Energy, Inc.	United States	4.54%
Exelon Corp.	United States	4.49%
The AES Corp.	United States	4.39%
The Southern Co.	United States	4.30%
ENN Energy Holdings Ltd.	Cayman Islands	4.20%
Total		53.34%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21–6/30/21	Expense Ratio During Period 1/1/21–6/30/21
Based on Actual Return	$1,000.00	$1,079.40	$5.31	1.03%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16	1.03%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 98.8%

Bermuda – 3.7%

China Gas Holdings Ltd.	72,000	$219,704

CK Infrastructure Holdings Ltd.	501,000	2,987,603

		3,207,307

Brazil – 1.3%

Cia de Saneamento Basico do Estado de Sao Paulo	153,400	1,128,186

		1,128,186

Cayman Islands – 4.2%

ENN Energy Holdings Ltd.	193,000	3,674,021

		3,674,021

China – 8.3%

China Longyuan Power Group Corp. Ltd., Class H	4,192,800	7,225,825

		7,225,825

France – 4.0%

Engie S.A.	253,145	3,470,422

		3,470,422

Germany – 5.1%

E.ON SE	211,429	2,445,124

RWE AG	56,903	2,062,118

		4,507,242

Italy – 4.1%

Enel S.p.A.	391,157	3,634,353

		3,634,353

Japan – 2.6%

The Kansai Electric Power Co., Inc.	145,500	1,382,961

Tokyo Gas Co. Ltd.	45,800	860,809

		2,243,770

Spain – 6.4%

Iberdrola S.A.	458,529	5,587,372

		5,587,372

United Kingdom – 3.6%

National Grid PLC	246,096	3,133,379

		3,133,379

June 30, 2021 (unaudited)	Shares	Value
United States – 55.5%

American Electric Power Co., Inc.	49,049	$4,149,055

Avangrid, Inc.	24,954	1,283,384

CenterPoint Energy, Inc.	162,158	3,976,114

Duke Energy Corp.	65,014	6,418,182

Edison International	59,089	3,416,526

Exelon Corp.	88,749	3,932,468

FirstEnergy Corp.	110,423	4,108,840

NextEra Energy, Inc.	49,108	3,598,634

NRG Energy, Inc.	84,344	3,399,063

Pinnacle West Capital Corp.	42,466	3,480,938

Sempra Energy	24,461	3,240,593

The AES Corp.	147,198	3,837,452

The Southern Co.	62,185	3,762,815

		48,604,064

Total Common Stocks (Cost $74,855,372)		86,415,941

	Principal Amount	Value
Short–Term Investment – 0.3%

Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $274,521, due 7/1/2021(1)	$274,521	274,521

Total Repurchase Agreements (Cost $274,521)		274,521

Total Investments – 99.1% (Cost $75,129,893)		86,690,462

Assets in excess of other liabilities – 0.9%		808,999

Total Net Assets – 100.0%		$87,499,461

(1)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
5-Year U.S. TIPS	0.125%	4/15/2025	$251,200	$280,076

Legend:

TIPS — Treasury Inflation–Protected Securities

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Bermuda	$—	$3,207,307	*	$—	$3,207,307
Brazil	1,128,186	—		—	1,128,186
Cayman Islands	—	3,674,021	*	—	3,674,021
China	—	7,225,825	*	—	7,225,825
France	—	3,470,422	*	—	3,470,422
Germany	—	4,507,242	*	—	4,507,242
Italy	—	3,634,353	*	—	3,634,353
Japan	—	2,243,770	*	—	2,243,770
Spain	—	5,587,372	*	—	5,587,372
United Kingdom	—	3,133,379	*	—	3,133,379
United States	48,604,064	—		—	48,604,064
Repurchase Agreements	—	274,521		—	274,521
Total	$49,732,250	$36,958,212		$—	$86,690,462

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$86,690,462

Foreign currency, at value	10,801

Receivable for investments sold	651,107

Dividends/interest receivable	258,373

Foreign tax reclaims receivable	83,933

Reimbursement receivable from adviser	10,301

Receivable for fund shares subscribed	5,534

Prepaid expenses	1,323

Total Assets	87,711,834

Liabilities

Payable for fund shares redeemed	77,728

Investment advisory fees payable	53,499

Distribution fees payable	18,321

Accrued administrative fees	17,181

Accrued audit fees	14,794

Accrued custodian and accounting fees	12,683

Accrued trustees’ and officers’ fees	242

Accrued expenses and other liabilities	17,925

Total Liabilities	212,373

Total Net Assets	$87,499,461

Net Assets Consist of:

Paid-in capital	$74,630,673

Distributable earnings	12,868,788

Total Net Assets	$87,499,461

Investments, at Cost	$75,129,893

Foreign Currency, at Cost	$10,855

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	7,573,715

Net Asset Value Per Share	$11.55

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$1,657,897

Non-cash dividends	98,303

Withholding taxes on foreign dividends	(80,823)

Total Investment Income	1,675,377

Expenses

Investment advisory fees	315,421

Distribution fees	108,021

Custodian and accounting fees	25,771

Professional fees	21,386

Shareholder reports	19,389

Trustees’ and officers’ fees	12,248

Transfer agent fees	6,246

Administrative fees	3,770

Other expenses	3,178

Total Expenses	515,430

Less: Fees waived	(70,383)

Total Expenses, Net	445,047

Net Investment Income/(Loss)	1,230,330

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	1,451,902

Net realized gain/(loss) from foreign currency transactions	(575)

Net change in unrealized appreciation/(depreciation) on investments	3,882,527

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(6,684)

Net Gain on Investments and Foreign Currency Transactions	5,327,170

Net Increase in Net Assets Resulting From Operations	$6,557,500

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$1,230,330	$1,850,460

Net realized gain/(loss) from investments and foreign currency transactions	1,451,327	(3,483,262)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	3,875,843	5,739,377

Net Increase in Net Assets Resulting from Operations	6,557,500	4,106,575

Capital Share Transactions

Proceeds from sales of shares	3,303,812	5,841,597

Cost of shares redeemed	(6,980,535)	(10,636,621)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,676,723)	(4,795,024)

Net Increase/(Decrease) in Net Assets	2,880,777	(688,449)

Net Assets

Beginning of period	84,618,684	85,307,133

End of period	$87,499,461	$84,618,684

Other Information:

Shares

Sold	283,065	676,491

Redeemed	(615,852)	(1,079,501)

Net Decrease	(332,787)	(403,010)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$10.70	$0.16	$0.69	$0.85	$11.55	7.94%	(4)

Year Ended 12/31/20	10.27	0.23	0.20	0.43	10.70	4.19%

Period Ended 12/31/19(5)	10.00	0.03	0.24	0.27	10.27	2.70%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GLOBAL UTILITIES VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$87,499	1.03%	(4)	1.19%	(4)	2.85%	(4)	2.69%	(4)	9%	(4)

84,619	1.03%		1.22%		2.35%		2.16%		43%

85,307	0.89%	(4)	1.37%	(4)	1.56%	(4)	1.08%	(4)	50%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Global Utilities VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.73% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.03% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $70,383.

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $108,021 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $7,907,924 and $11,029,128, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GLOBAL UTILITIES VIP FUND

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund, (iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided

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SUPPLEMENTAL INFORMATION (UNAUDITED)

to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds,

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the
1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10537

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Small Cap Core VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Small Cap Core VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN SMALL CAP CORE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $313,867,589

Sector Allocation[1] As of June 30, 2021

Top Ten Holdings[2] As of June 30, 2021

Holding	% of Total Net Assets
Gray Television, Inc.	1.88%
Black Hills Corp.	1.80%
Wintrust Financial Corp.	1.73%
CommVault Systems, Inc.	1.73%
Olin Corp.	1.67%
Washington Federal, Inc.	1.62%
R1 RCM, Inc.	1.54%
Textainer Group Holdings Ltd.	1.49%
Century Communities, Inc.	1.47%
Vista Outdoor, Inc.	1.45%
Total	16.38%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$1,197.40	$5.72	1.05%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 99.7%

Airlines – 0.9%

SkyWest, Inc.(1)	67,773	$2,918,983

		2,918,983
Auto Components – 2.0%

The Goodyear Tire & Rubber Co.(1)	169,290	2,903,324

Visteon Corp.(1)	27,280	3,299,243

		6,202,567
Banks – 6.8%

Bank OZK	95,045	4,007,097

Cadence BanCorp	140,270	2,928,838

First Interstate BancSystem, Inc., Class A	62,675	2,621,695

TriState Capital Holdings, Inc.(1)	144,810	2,952,676

WesBanco, Inc.	97,161	3,461,846

Wintrust Financial Corp.	71,979	5,443,772

		21,415,924
Biotechnology – 1.1%

Amarin Corp. PLC, ADR(1)	785,826	3,441,918

		3,441,918
Building Products – 1.1%

Masonite International Corp.(1)	31,690	3,542,625

		3,542,625
Capital Markets – 1.8%

CONX Corp.(1)	172,930	1,762,157

Landcadia Holdings III, Inc., Class A(1)	312,130	3,870,412

		5,632,569
Chemicals – 2.8%

Avient Corp.	72,550	3,566,558

Olin Corp.	113,110	5,232,469

		8,799,027
Construction & Engineering – 1.1%

Primoris Services Corp.	115,000	3,384,450

		3,384,450
Consumer Finance – 2.7%

Encore Capital Group, Inc.(1)	80,215	3,801,389

Oportun Financial Corp.(1)	107,054	2,144,292

PROG Holdings, Inc.	54,756	2,635,406

		8,581,087
Diversified Consumer Services – 3.2%

2U, Inc.(1)	97,224	4,051,324

frontdoor, Inc.(1)	48,000	2,391,360

Stride, Inc.(1)	113,694	3,652,988

		10,095,672
Diversified Financial Services – 0.5%

East Resources Acquisition Co.(1)	163,030	1,677,579

		1,677,579
Diversified Telecommunication Services – 1.0%

Anterix, Inc.(1)	52,870	3,171,671

		3,171,671

June 30, 2021 (unaudited)	Shares	Value
Electric Utilities – 0.8%

Portland General Electric Co.	56,110	$2,585,549

		2,585,549
Electrical Equipment – 2.0%

EnerSys	31,640	3,092,177

Shoals Technologies Group, Inc., Class A(1)	88,340	3,136,070

		6,228,247
Electronic Equipment, Instruments & Components – 2.0%

Advanced Energy Industries, Inc.	33,000	3,719,430

nLight, Inc.(1)	69,483	2,520,843

		6,240,273
Energy Equipment & Services – 0.8%

Helmerich & Payne, Inc.	73,430	2,396,021

		2,396,021
Equity Real Estate Investment – 4.2%

Kite Realty Group Trust REIT	163,002	3,587,674

Lexington Realty Trust REIT	302,404	3,613,728

Physicians Realty Trust REIT	181,870	3,359,139

RLJ Lodging Trust REIT	180,370	2,747,035

		13,307,576
Food & Staples Retailing – 1.3%

Sprouts Farmers Market, Inc.(1)	159,623	3,966,632

		3,966,632
Food Products – 1.1%

UTZ Brands, Inc.	163,490	3,562,447

		3,562,447
Health Care Equipment & Supplies – 2.1%

Lantheus Holdings, Inc.(1)	146,860	4,059,210

Quotient Ltd.(1)	658,525	2,397,031

		6,456,241
Health Care Providers & Services – 6.5%

Acadia Healthcare Co., Inc.(1)	68,391	4,291,535

CareMax, Inc.(1)(2)	213,620	2,755,698

Covetrus, Inc.(1)	100,000	2,700,000

HealthEquity, Inc.(1)	51,999	4,184,880

R1 RCM, Inc.(1)	216,656	4,818,430

SOC Telemed, Inc.(1)	309,560	1,761,396

		20,511,939
Health Care Technology – 2.0%

Health Catalyst, Inc.(1)	48,370	2,685,019

Omnicell, Inc.(1)	24,430	3,699,923

		6,384,942
Hotels, Restaurants & Leisure – 2.4%

Bloomin’ Brands, Inc.(1)	128,000	3,473,920

Everi Holdings, Inc.(1)	160,990	4,015,091

		7,489,011
Household Durables – 1.5%

Century Communities, Inc.	69,310	4,611,887

		4,611,887

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Insurance – 2.9%

Assured Guaranty Ltd.	76,809	$3,646,891

BRP Group, Inc., Class A(1)	101,780	2,712,437

Metromile, Inc.(1)(3)	313,100	2,864,865

		9,224,193
Interactive Media & Services – 0.7%

QuinStreet, Inc.(1)	114,919	2,135,195

		2,135,195
Internet & Direct Marketing Retail – 1.8%

1stdibs.com, Inc.(1)	90,800	3,160,748

ThredUp, Inc., Class A(1)	87,206	2,535,950

		5,696,698
IT Services – 2.9%

CSG Systems International, Inc.	59,000	2,783,620

Switch, Inc., Class A	168,980	3,567,168

TaskUS, Inc., Class A(1)	81,960	2,806,310

		9,157,098
Leisure Products – 1.5%

Vista Outdoor, Inc.(1)	98,620	4,564,134

		4,564,134
Life Sciences Tools & Services – 1.4%

Syneos Health, Inc.(1)	47,286	4,231,624

		4,231,624
Machinery – 2.0%

EnPro Industries, Inc.	33,595	3,263,754

Evoqua Water Technologies Corp.(1)	89,240	3,014,527

		6,278,281
Media – 3.7%

Advantage Solutions, Inc.(1)	292,958	3,161,017

Gray Television, Inc.	252,536	5,909,342

PLAYSTUDIOS, Inc.(1)(2)	325,000	2,411,500

		11,481,859
Metals & Mining – 3.0%

Commercial Metals Co.	123,944	3,807,560

Constellium SE(1)	141,500	2,681,425

MP Materials Corp.(1)	79,000	2,911,940

		9,400,925
Multi-Utilities – 1.8%

Black Hills Corp.	86,313	5,664,722

		5,664,722
Multiline Retail – 0.8%

Macy’s, Inc.(1)	139,420	2,643,403

		2,643,403
Oil, Gas & Consumable Fuels – 2.9%

Brigham Minerals, Inc., Class A	157,030	3,343,169

CNX Resources Corp.(1)	158,650	2,167,159

International Seaways, Inc.	182,840	3,506,871

		9,017,199

June 30, 2021 (unaudited)	Shares	Value
Personal Products – 0.7%

The Honest Co., Inc.(1)	138,500	$2,242,315

		2,242,315
Pharmaceuticals – 2.0%

Aerie Pharmaceuticals, Inc.(1)	168,324	2,694,867

Intra-Cellular Therapies, Inc.(1)	83,684	3,415,981

		6,110,848
Professional Services – 2.1%

ICF International, Inc.	36,836	3,236,411

Korn Ferry	48,210	3,497,635

		6,734,046
Real Estate Management & Development – 0.8%

Real Matters, Inc. (Canada)(1)	168,970	2,437,225

		2,437,225
Road & Rail – 0.7%

Marten Transport Ltd.	131,940	2,175,691

		2,175,691
Semiconductors & Semiconductor Equipment – 1.5%

Semtech Corp.(1)	44,502	3,061,738

SMART Global Holdings, Inc.(1)	35,500	1,692,640

		4,754,378
Software – 3.4%

CommVault Systems, Inc.(1)	69,299	5,417,103

Rapid7, Inc.(1)	30,944	2,928,231

WalkMe Ltd.(1)	77,200	2,258,872

		10,604,206
Specialty Retail – 3.2%

Murphy USA, Inc.	31,792	4,240,099

Petco Health & Wellness Co., Inc.(1)	115,600	2,590,596

Urban Outfitters, Inc.(1)	80,290	3,309,554

		10,140,249
Technology Hardware, Storage & Peripherals – 1.4%

NCR Corp.(1)	93,990	4,286,884

		4,286,884
Thrifts & Mortgage Finance – 2.4%

NMI Holdings, Inc., Class A(1)	109,190	2,454,591

Washington Federal, Inc.	159,540	5,070,181

		7,524,772
Trading Companies & Distributors – 4.4%

Custom Truck One Source, Inc.(1)(3)	400,059	3,808,562

GATX Corp.	31,380	2,776,188

Rush Enterprises, Inc., Class A	61,672	2,666,697

Textainer Group Holdings Ltd.(1)	138,710	4,684,237

		13,935,684

Total Common Stocks (Cost $234,154,851)		313,046,466

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Short–Term Investment – 0.3%
Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $835,566, due 7/1/2021(4)	$835,566	$835,566

Total Repurchase Agreements (Cost $835,566)		835,566

Total Investments – 100.0% (Cost $234,990,417)		313,882,032

Liabilities in excess of other assets – (0.0)%		(14,443)

Total Net Assets – 100.0%		$313,867,589

(1)	Non–income–producing security.
(2)

Security is restricted and deemed illiquid by the investment adviser. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Information concerning restricted and illiquid securities is as follows:

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
CareMax, Inc.	213,620	$2,136,200	$2,755,698	6/9/2021	0.88%
PLAYSTUDIOS, Inc.	325,000	3,250,000	2,411,500	2/2/2021	0.77%

(3)

Security is restricted. Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Information concerning restricted securities is as follows:

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Custom Truck One Source, Inc.	400,059	$2,000,295	$3,808,562	12/22/2020	1.21%
Metromile, Inc.	313,100	3,131,000	2,864,865	11/30/2020	0.91%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
5-Year U.S. TIPS	0.125%	4/15/2025	$764,500	$852,380

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$307,879,268	$5,167,198	*	$—	$313,046,466
Repurchase Agreements	—	835,566		—	835,566
Total	$307,879,268	$6,002,764		$—	$313,882,032

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Notes to Schedule of Investments). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$313,882,032

Receivable for investments sold	778,024

Dividends/interest receivable	141,024

Receivable for fund shares subscribed	41,468

Prepaid expenses	4,760

Total Assets	314,847,308

Liabilities

Payable for investments purchased	409,188

Payable for fund shares redeemed	242,859

Investment advisory fees payable	181,766

Distribution fees payable	65,231

Accrued audit fees	13,797

Accrued custodian and accounting fees	10,395

Accrued trustees’ and officers’ fees	2,244

Accrued expenses and other liabilities	54,239

Total Liabilities	979,719

Total Net Assets	$313,867,589

Net Assets Consist of:

Paid-in capital	$202,611,121

Distributable earnings	111,256,468

Total Net Assets	$313,867,589

Investments, at Cost	$234,990,417

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	22,992,964

Net Asset Value Per Share	$13.65

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$1,418,021

Total Investment Income	1,418,021

Expenses

Investment advisory fees	1,102,969

Distribution fees	399,626

Trustees’ and officers’ fees	49,975

Professional fees	40,849

Shareholder reports	26,182

Custodian and accounting fees	25,445

Administrative fees	23,376

Transfer agent fees	6,553

Other expenses	10,860

Total Expenses	1,685,835

Less: Fees waived	(7,403)

Total Expenses, Net	1,678,432

Net Investment Income/(Loss)	(260,411)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	33,550,636

Net realized gain/(loss) from foreign currency transactions	(769)

Net change in unrealized appreciation/(depreciation) on investments	26,172,908

Net Gain on Investments and Foreign Currency Transactions	59,722,775

Net Increase in Net Assets Resulting From Operations	$59,462,364

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$(260,411)	$1,442,080

Net realized gain/(loss) from investments and foreign currency transactions	33,549,867	(10,295,649)

Net change in unrealized appreciation/(depreciation) on investments	26,172,908	28,681,811

Net Increase in Net Assets Resulting from Operations	59,462,364	19,828,242

Capital Share Transactions

Proceeds from sales of shares	132,856	51,279,707

Cost of shares redeemed	(83,254,617)	(44,032,454)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(83,121,761)	7,247,253

Net Increase/(Decrease) in Net Assets	(23,659,397)	27,075,495

Net Assets

Beginning of period	337,526,986	310,451,491

End of period	$313,867,589	$337,526,986

Other Information:

Shares

Sold	9,950	6,471,589

Redeemed	(6,617,998)	(4,765,958)

Net Increase/(Decrease)	(6,608,048)	1,705,631

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)	Net Realized and Unrealized Gain	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$11.40	$(0.01)	$2.26	$2.25	$13.65	19.74%	(4)

Year Ended 12/31/20	11.13	0.05	0.22	0.27	11.40	2.43%

Period Ended 12/31/19(5)	10.00	0.01	1.12	1.13	11.13	11.30%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN SMALL CAP CORE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$313,868	1.05%	(4)	1.05%	(4)	(0.16)%	(4)	(0.16)%	(4)	27%	(4)

337,527	1.05%		1.05%		0.53%		0.53%		69%

310,451	1.01%	(4)	1.09%	(4)	0.57%	(4)	0.49%	(4)	98%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.‘s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Small Cap Core VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices.

Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, price below current market value, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, private investment in public equity, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.69% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.05% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $7,403.

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $399,626 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $86,302,236 and $165,330,786, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political,

regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2021, the Fund held two illiquid securities.

f. Private Investment in Public Equity A Fund may invest in securities that are purchased in private investment in public equity (“PIPE”) transactions. PIPEs

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

are an accredited investor’s purchase of stock in a public company at a discount to the current market value per share for the purpose of raising capital and may also issue warrants enabling a Fund to purchase additional shares at a price equal to or at a premium to current market prices. Securities acquired by a Fund in such transactions are subject to resale restrictions under securities laws. Because the shares issued in a PIPE transaction are “restricted securities” under the federal securities laws, a Fund cannot freely trade the securities until the issuer files a registration statement to provide for the public resale of the shares, which typically occurs after the completion of the PIPE transaction and the public registration process with the SEC is completed, a period which can last many months. While issuers in PIPE transactions typically agree that they will register the securities for resale by a Fund after the transaction closes (thereby removing resale restrictions), there is no guarantee that the securities will in fact be registered, or that the registration will be maintained. In addition, a PIPE issuer may require a Fund to agree to other resale restrictions as a condition to the sale of such securities. Thus, a Fund’s ability to resell securities acquired in PIPE transactions may be limited, and even though a public market may exist for such securities, the securities held by a Fund may be deemed illiquid.

g. Special Purpose Acquisition Companies A Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities in a private placement transaction or as part of a public offering. A SPAC, sometimes referred to as “blank check company,” is a private or publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which time each security typically is freely tradeable. Private companies can combine with a SPAC to go public by taking the SPAC’s place on an exchange as an alternative to making an initial public offering. Additionally, a Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s IPO or through a PIPE offering. PIPE transactions involve the purchase of securities typically at a discount to the market price of the company’s common stock and may be subject to transfer restrictions, which typically would make them less liquid than equity issued through a public offering. Investments in SPACs also have risks peculiar to the SPAC structure and investment process. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. To the extent a SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. SPAC shareholders may not approve any proposed acquisition or merger, or an acquisition or merger, once effected, may prove unsuccessful. If an acquisition or merger is not completed within a pre-established period (typically, two years), the remainder of funds invested in the SPAC are returned to its shareholders. While a SPAC investor may receive both stock in the SPAC, as well as warrants or other rights at no marginal cost, those warrants or other rights may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price. A Fund may also be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. Moreover, interests in SPACs may be illiquid and/or be subject to restrictions on resale, which may remain for an extended time, and may only be traded in the over-the-counter market.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN SMALL CAP CORE VIP FUND

general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund, (iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

23

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10526

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Integrated Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTEGRATED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $13,361,782

Sector Allocation[1] As of June 30, 2021

Top Ten Holdings[2] As of June 30, 2021

Holding	% of Total Net Assets
Microsoft Corp.	6.98%
Alphabet, Inc., Class C	5.72%
Amazon.com, Inc.	5.17%
Apple, Inc.	4.30%
Johnson & Johnson	2.51%
Bank of America Corp.	2.44%
The Procter & Gamble Co.	2.13%
The Home Depot, Inc.	2.10%
Mastercard, Inc., Class A	2.05%
Comcast Corp., Class A	2.00%
Total	35.40%
[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$1,168.80	$5.16	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 99.2%

Aerospace & Defense – 1.0%

Howmet Aerospace, Inc.(1)	3,954	$136,294

		136,294
Air Freight & Logistics – 1.6%

United Parcel Service, Inc., Class B	1,015	211,090

		211,090
Airlines – 1.1%

Southwest Airlines Co.(1)	2,832	150,351

		150,351
Automobiles – 1.6%

General Motors Co.(1)	2,625	155,321

Tesla, Inc.(1)	79	53,697

		209,018
Banks – 4.1%

Bank of America Corp.	7,922	326,624

Popular, Inc.	1,480	111,074

Zions Bancorporation N.A.	2,033	107,464

		545,162
Biotechnology – 3.6%

AbbVie, Inc.	2,133	240,261

BioMarin Pharmaceutical, Inc.(1)	1,018	84,942

Exact Sciences Corp.(1)	622	77,321

Horizon Therapeutics PLC(1)	867	81,186

		483,710
Building Products – 2.3%

Masco Corp.	2,583	152,164

Trane Technologies PLC	876	161,307

		313,471
Capital Markets – 6.6%

BlackRock, Inc.	286	250,242

Intercontinental Exchange, Inc.	1,492	177,100

State Street Corp.	2,554	210,143

The Charles Schwab Corp.	3,310	241,001

		878,486
Communications Equipment – 1.8%

Cisco Systems, Inc.	4,474	237,122

		237,122
Electronic Equipment, Instruments & Components – 1.3%

TE Connectivity Ltd.	1,317	178,072

		178,072
Entertainment – 1.4%

Electronic Arts, Inc.	1,349	194,027

		194,027
Equity Real Estate Investment – 1.6%

Prologis, Inc. REIT	1,789	213,839

		213,839
Food Products – 1.5%

Mondelez International, Inc., Class A	3,175	198,247

		198,247

June 30, 2021 (unaudited)	Shares	Value
Health Care Equipment & Supplies – 3.4%

Medtronic PLC	1,931	$239,695

Stryker Corp.	826	214,537

		454,232
Health Care Providers & Services – 1.6%

Centene Corp.(1)	2,858	208,434

		208,434
Household Products – 2.1%

The Procter & Gamble Co.	2,109	284,567

		284,567
Insurance – 1.6%

The Allstate Corp.	1,669	217,704

		217,704
Interactive Media & Services – 5.7%

Alphabet, Inc., Class C(1)	305	764,428

		764,428
Internet & Direct Marketing Retail – 5.2%

Amazon.com, Inc.(1)	201	691,472

		691,472
IT Services – 4.4%

Fiserv, Inc.(1)	1,639	175,193

Mastercard, Inc., Class A	751	274,183

Square, Inc., Class A(1)	559	136,284

		585,660
Life Sciences Tools & Services – 1.4%

IQVIA Holdings, Inc.(1)	778	188,525

		188,525
Machinery – 1.1%

AGCO Corp.	1,134	147,851

		147,851
Media – 2.0%

Comcast Corp., Class A	4,692	267,538

		267,538
Multi-Utilities – 2.7%

Ameren Corp.	2,185	174,887

DTE Energy Co.	1,398	181,181

		356,068
Multiline Retail – 1.5%

Target Corp.	836	202,095

		202,095
Oil, Gas & Consumable Fuels – 2.3%

ConocoPhillips	2,753	167,658

Pioneer Natural Resources Co.	855	138,954

		306,612
Pharmaceuticals – 4.3%

Eli Lilly and Co.	1,037	238,012

Johnson & Johnson	2,035	335,246

		573,258
Road & Rail – 1.6%

Union Pacific Corp.	948	208,494

		208,494

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2021 (unaudited)	Shares	Value

Semiconductors & Semiconductor Equipment – 6.6%

Applied Materials, Inc.	1,504	$214,170

Broadcom, Inc.	479	228,406

NVIDIA Corp.	326	260,832

NXP Semiconductors N.V.	876	180,211

		883,619
Software – 10.4%

Adobe, Inc.(1)	442	258,853

Intuit, Inc.	415	203,420

Microsoft Corp.	3,441	932,167

		1,394,440
Specialty Retail – 5.8%

The Gap, Inc.	4,342	146,108

The Home Depot, Inc.	878	279,985

The TJX Cos., Inc.	2,643	178,191

Ulta Beauty, Inc.(1)	484	167,353

		771,637
Technology Hardware, Storage & Peripherals – 4.3%

Apple, Inc.	4,192	574,136

		574,136
Tobacco – 1.7%

Philip Morris International, Inc.	2,281	226,070

		226,070

Total Common Stocks (Cost $9,024,750)		13,255,729

June 30, 2021 (unaudited)	Principal Amount	Value
Short–Term Investment – 1.2%

Repurchase Agreements – 1.2%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $156,916, due 7/1/2021(2)	$156,916	$156,916

Total Repurchase Agreements (Cost $156,916)		156,916

Total Investments – 100.4% (Cost $9,181,666)		13,412,645

Liabilities in excess of other assets – (0.4)%		(50,863)

Total Net Assets – 100.0%		$13,361,782

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.375%	7/15/2025	$129,500	$160,162

Legend:

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$13,255,729	$—	$—	$13,255,729
Repurchase Agreements	—	156,916	—	156,916
Total	$13,255,729	$156,916	$—	$13,412,645

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$13,412,645

Dividends/interest receivable	11,036

Reimbursement receivable from adviser	3,147

Prepaid expenses	219

Total Assets	13,427,047

Liabilities

Accrued custodian and accounting fees	18,462

Accrued audit fees	13,798

Accrued administrative fees	10,305

Accrued transfer agent fees	7,606

Investment advisory fees payable	5,968

Accrued shareholder reports fees	4,261

Distribution fees payable	2,713

Payable for fund shares redeemed	1,459

Accrued trustees’ and officers’ fees	18

Accrued expenses and other liabilities	675

Total Liabilities	65,265

Total Net Assets	$13,361,782

Net Assets Consist of:

Paid-in capital	$3,488,301

Distributable earnings	9,873,481

Total Net Assets	$13,361,782

Investments, at Cost	$9,181,666

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	670,195

Net Asset Value Per Share	$19.94

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$96,849

Withholding taxes on foreign dividends	(273)

Total Investment Income	96,576

Expenses

Investment advisory fees	35,301

Distribution fees	16,046

Professional fees	14,821

Custodian and accounting fees	14,108

Transfer agent fees	5,295

Trustees’ and officers’ fees	1,859

Shareholder reports	1,181

Administrative fees	18

Other expenses	572

Total Expenses	89,201

Less: Fees waived	(27,585)

Total Expenses, Net	61,616

Net Investment Income/(Loss)	34,960

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	764,543

Net change in unrealized appreciation/(depreciation) on investments	1,228,649

Net Gain on Investments	1,993,192

Net Increase in Net Assets Resulting From Operations	$2,028,152

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$34,960	$151,666

Net realized gain/(loss) from investments	764,543	547,603

Net change in unrealized appreciation/(depreciation) on investments	1,228,649	1,371,548

Net Increase in Net Assets Resulting from Operations	2,028,152	2,070,817

Capital Share Transactions

Proceeds from sales of shares	63,407	53,166

Cost of shares redeemed	(1,162,110)	(1,544,032)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,098,703)	(1,490,866)

Net Increase in Net Assets	929,449	579,951

Net Assets

Beginning of period	12,432,333	11,852,382

End of period	$13,361,782	$12,432,333

Other Information:

Shares

Sold	3,250	3,833

Redeemed	(61,944)	(103,333)

Net Decrease	(58,694)	(99,500)

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$17.06	$0.05		$2.83	$2.88	$19.94	16.88%	(4)

Year Ended 12/31/20	14.31	0.20	(5)	2.55	2.75	17.06	19.22%

Year Ended 12/31/19	11.26	0.14		2.91	3.05	14.31	27.09%

Year Ended 12/31/18	12.28	0.12		(1.14)	(1.02)	11.26	(8.31)%

Year Ended 12/31/17	10.24	0.09		1.95	2.04	12.28	19.92%

Period Ended 12/31/16(6)	10.00	0.03		0.21	0.24	10.24	2.40%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$13,362	0.96%	(4)	1.39%	(4)	0.54%	(4)	0.11	%(4)	26%	(4)

12,432	0.96%		2.08%		1.36%	(5)	0.24	%(5)	61%

11,852	0.96%		2.30%		1.08%		(0.26)%		117%

9,814	0.96%		2.39%		0.93%		(0.50)%		58%

12,171	0.96%		1.91%		0.84%		(0.11)%		80%

14,915	0.96%	(4)	2.65%	(4)	0.92%	(4)	(0.77	)%(4)	15%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.11, the Net Ratio of Net Investment Income to Average Net Assets would have been 0.76%, and the Gross Ratio of Net Investment Income/(Loss) to Average Net Assets would have been (0.36)%.

(6)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% up to $100 million, 0.50% up to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $27,585.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2021 are as follows:

	Potential Recoupment Amounts	Expiration Date
	$70,859	2021
	$149,391	2022
	$125,043	2023
	$27,585	2024

Total Potential Recoupment Amounts	$372,878

Park Avenue has entered into a Sub-Advisory Agreement with Columbia Management Investment Advisers LLC (“CMIA”). CMIA is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustetes. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $16,046 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $3,308,943 and $4,501,875, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund, (iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston

Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations

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SUPPLEMENTAL INFORMATION (UNAUDITED)

provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the
1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.
•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian International Growth VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $155,424,011

Geographic Region Allocation[1] As of June 30, 2021

Sector Allocation[2] As of June 30, 2021

1

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Top Ten Holdings[1] As of June 30, 2021

Holding	Country	% of Total Net Assets
Nestle S.A. (Reg S)	Switzerland	5.23%
ASML Holding N.V.	Netherlands	5.01%
LVMH Moet Hennessy Louis Vuitton SE	France	4.19%
Novo Nordisk A/S, Class B	Denmark	3.16%
Diageo PLC	United Kingdom	3.05%
AIA Group Ltd.	Hong Kong	2.82%
L’Oreal S.A.	France	2.67%
Keyence Corp.	Japan	2.43%
Hong Kong Exchanges & Clearing Ltd.	Hong Kong	2.34%
Sony Group Corp.	Japan	2.33%
Total		33.23%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$1,060.60	$6.03	1.18%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 98.4%

Australia – 2.8%

CSL Ltd.	13,257	$2,836,039

IDP Education Ltd.	85,833	1,580,255

		4,416,294
Cayman Islands – 6.1%

Alibaba Group Holding Ltd.(1)	58,168	1,648,063

Bilibili, Inc., ADR(1)	13,782	1,679,199

Budweiser Brewing Co. APAC Ltd.(2)	507,300	1,596,770

Sea Ltd., ADR(1)	9,674	2,656,480

Tencent Holdings Ltd.	24,500	1,842,869

		9,423,381
Denmark – 5.6%

Genmab A/S(1)	4,619	1,884,007

Novo Nordisk A/S, Class B	58,786	4,918,156

Orsted A/S(2)	13,901	1,955,636

		8,757,799
Finland – 1.5%

Kone OYJ, Class B	28,605	2,333,813

		2,333,813
France – 11.5%

Capgemini SE	10,727	2,062,705

L’Oreal S.A.	9,316	4,154,111

LVMH Moet Hennessy Louis Vuitton SE	8,300	6,516,885

Safran S.A.	18,955	2,629,900

Schneider Electric SE	15,834	2,492,502

		17,856,103
Germany – 6.9%

adidas AG	9,429	3,511,066

Delivery Hero SE(1)(2)	22,460	2,967,517

Symrise AG	14,232	1,984,030

Zalando SE(1)(2)	18,895	2,284,153

		10,746,766
Hong Kong – 5.1%

AIA Group Ltd.	352,000	4,374,895

Hong Kong Exchanges & Clearing Ltd.	61,000	3,635,975

		8,010,870
India – 1.2%

HDFC Bank Ltd., ADR(1)	25,764	1,883,864

		1,883,864
Ireland – 1.5%

Linde PLC	8,199	2,368,999

		2,368,999
Japan – 17.0%

Daikin Industries Ltd.	14,000	2,606,113

Hoya Corp.	25,400	3,366,487

Keyence Corp.	7,500	3,783,328

Kyowa Kirin Co. Ltd.	40,100	1,415,768

Makita Corp.	39,600	1,863,681

June 30, 2021 (unaudited)	Shares	Value
Japan (continued)

Shimano, Inc.	8,600	$2,039,262

SMC Corp.	4,500	2,657,971

Sony Group Corp.	37,300	3,620,080

Sysmex Corp.	20,800	2,456,721

Tokyo Electron Ltd.	6,000	2,583,251

		26,392,662

Luxembourg – 0.9%

InPost S.A.(1)	68,713	1,380,495

		1,380,495
Netherlands – 8.0%

Adyen N.V.(1)(2)	1,203	2,940,039

Argenx SE(1)	5,511	1,660,238

ASML Holding N.V.	11,303	7,782,131

		12,382,408
Republic of Korea – 1.8%

LG Chem Ltd.	1,667	1,258,469

Samsung Electronics Co. Ltd.	22,066	1,581,588

		2,840,057
Spain – 1.6%

Cellnex Telecom S.A.(2)	38,722	2,466,725

		2,466,725
Sweden – 3.7%

Assa Abloy AB, Class B	87,127	2,625,041

Atlas Copco AB, Class A	51,379	3,147,585

		5,772,626
Switzerland – 9.8%

Lonza Group AG (Reg S)	4,570	3,239,639

Nestle S.A. (Reg S)	65,233	8,123,815

Partners Group Holding AG	1,256	1,903,426

Straumann Holding AG (Reg S)	1,267	2,020,339

		15,287,219
Taiwan – 1.1%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,930	1,673,829

		1,673,829
United Kingdom – 12.3%

Diageo PLC	98,765	4,733,165

Ferguson PLC	17,179	2,391,298

InterContinental Hotels Group PLC(1)	26,214	1,747,288

Intertek Group PLC	26,522	2,029,954

London Stock Exchange Group PLC	24,421	2,693,584

Reckitt Benckiser Group PLC	24,675	2,183,767

RELX PLC	122,658	3,271,717

		19,050,773

Total Common Stocks (Cost $100,169,965)		153,044,683
Preferred Stocks – 0.9%

Germany – 0.9%

Sartorius AG, 0.35%	2,600	1,353,406

Total Preferred Stocks (Cost $821,869)		1,353,406

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Short–Term Investment – 0.5%

Repurchase Agreements – 0.5%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $738,496, due 7/1/2021(3)	$738,496	$738,496

Total Repurchase Agreements (Cost $738,496)		738,496

Total Investments – 99.8% (Cost $101,730,330)		155,136,585

Assets in excess of other liabilities – 0.2%		287,426

Total Net Assets – 100.0%		$155,424,011
(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2021, the aggregate market value of these securities amounted to $14,210,840, representing 9.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.375%	7/15/2025	$609,100	$753,318

Legend:

ADR — American Depositary Receipt

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$—	$4,416,294	*	$—	$4,416,294
Cayman Islands	4,335,679	5,087,702	*	—	9,423,381
Denmark	—	8,757,799	*	—	8,757,799
Finland	—	2,333,813	*	—	2,333,813
France	—	17,856,103	*	—	17,856,103
Germany	—	10,746,766	*	—	10,746,766
Hong Kong	—	8,010,870	*	—	8,010,870
India	1,883,864	—		—	1,883,864
Ireland	—	2,368,999	*	—	2,368,999
Japan	—	26,392,662	*	—	26,392,662
Luxembourg	—	1,380,495	*	—	1,380,495
Netherlands	—	12,382,408	*	—	12,382,408
Republic of Korea	—	2,840,057	*	—	2,840,057
Spain	—	2,466,725	*	—	2,466,725
Sweden	—	5,772,626	*	—	5,772,626
Switzerland	—	15,287,219	*	—	15,287,219
Taiwan	1,673,829	—		—	1,673,829
United Kingdom	—	19,050,773	*	—	19,050,773
Preferred Stocks
Germany	—	1,353,406	*	—	1,353,406
Repurchase Agreements	—	738,496		—	738,496
Total	$7,893,372	$147,243,213		$—	$155,136,585

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$155,136,585

Foreign currency, at value	19,354

Foreign tax reclaims receivable	477,879

Receivable for fund shares subscribed	95,776

Dividends/interest receivable	17,837

Prepaid expenses	2,759

Total Assets	155,750,190

Liabilities

Investment advisory fees payable	102,566

Payable for fund shares redeemed	98,320

Distribution fees payable	32,364

Accrued custodian and accounting fees	28,940

Accrued administrative fees	17,056

Accrued audit fees	14,795

Accrued trustees’ and officers’ fees	1,102

Accrued expenses and other liabilities	31,036

Total Liabilities	326,179

Total Net Assets	$155,424,011

Net Assets Consist of:

Paid-in capital	$96,165,884

Distributable earnings	59,258,127

Total Net Assets	$155,424,011

Investments, at Cost	$101,730,330

Foreign Currency, at Cost	$20,333

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	8,452,826

Net Asset Value Per Share	$18.39

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$1,362,478

Withholding taxes on foreign dividends	(143,232)

Total Investment Income	1,219,246

Expenses

Investment advisory fees	581,694

Distribution fees	185,633

Custodian and accounting fees	39,649

Professional fees	29,468

Trustees’ and officers’ fees	21,895

Shareholder reports	14,112

Administrative fees	9,730

Transfer agent fees	6,333

Other expenses	6,339

Total Expenses	894,853

Less: Fees waived	(18,664)

Total Expenses, Net	876,189

Net Investment Income/(Loss)	343,057

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	7,008,538

Net realized gain/(loss) from foreign currency transactions	9,299

Net change in unrealized appreciation/(depreciation) on investments	1,419,513

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(16,969)

Net Gain on Investments and Foreign Currency Transactions	8,420,381

Net Increase in Net Assets Resulting From Operations	$8,763,438

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$343,057	$(5,331)

Net realized gain/(loss) from investments and foreign currency transactions	7,017,837	7,738,661

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	1,402,544	27,030,199

Net Increase in Net Assets Resulting from Operations	8,763,438	34,763,529

Capital Share Transactions

Proceeds from sales of shares	10,811,244	808,832

Cost of shares redeemed	(11,148,784)	(35,129,005)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(337,540)	(34,320,173)

Net Increase in Net Assets	8,425,898	443,356

Net Assets

Beginning of period	146,998,113	146,554,757

End of period	$155,424,011	$146,998,113

Other Information:

Shares

Sold	601,170	54,586

Redeemed	(624,819)	(2,410,177)

Net Decrease	(23,649)	(2,355,591)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$17.34	$0.04		$1.01	$1.05	$18.39	6.06	%(4)

Year Ended 12/31/20	13.53	(0.00	)(5)	3.81	3.81	17.34	28.16%

Year Ended 12/31/19	10.24	0.07		3.22	3.29	13.53	32.13%

Year Ended 12/31/18	12.61	0.12		(2.49)	(2.37)	10.24	(18.79)%

Year Ended 12/31/17	9.62	0.09		2.90	2.99	12.61	31.08%

Period Ended 12/31/16(7)	10.00	(0.00	)(5)	(0.38)	(0.38)	9.62	(3.80)	%(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$155,424	1.18%	(4)	1.21%	(4)	0.46%	(4)	0.43%	(4)	19%	(4)

146,998	1.18%		1.24%		(0.00)%	(6)	(0.06)%		25%

146,555	1.18%		1.26%		0.56%		0.48%		25%

131,137	1.18%		1.32%		1.07%		0.93%		61%

10,636	1.22%		2.49%		0.79%		(0.48)%		32%

10,980	1.22%	(4)	3.20%	(4)	(0.06)%	(4)	(2.04)%	(4)	8%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Rounds to $(0.00) per share.

(6)	Rounds to (0.00)%.

(7)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.18% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $18,664.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The entitlement to recoupment by Park Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day- to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $185,633 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $28,274,551 and $27,307,413, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund, (iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations,

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at

http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at

https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Mid Cap Relative Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $236,198,607

Sector Allocation[1] As of June 30, 2021

Top Ten Holdings[2] As of June 30, 2021

Holding	% of Total Net Assets
Carlisle Cos., Inc.	3.28%
CBRE Group, Inc., Class A	2.94%
Stanley Black & Decker, Inc.	2.66%
AerCap Holdings N.V.	2.65%
Arch Capital Group Ltd.	2.65%
Amdocs Ltd.	2.57%
Republic Services, Inc.	2.55%
Brown & Brown, Inc.	2.48%
Reynolds Consumer Products, Inc.	2.37%
Euronet Worldwide, Inc.	2.27%
Total	26.42%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$ 1,000.00	$1,179.50	$5.78	1.07%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,019.49	$5.36	1.07%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 97.6%

Aerospace & Defense – 2.6%

General Dynamics Corp.	15,785	$2,971,685

L3Harris Technologies, Inc.	14,235	3,076,895

		6,048,580
Auto Components – 3.2%

Aptiv PLC(1)	24,487	3,852,540

Lear Corp.	21,720	3,807,081

		7,659,621
Banks – 4.6%

Fifth Third Bancorp	110,176	4,212,029

PacWest Bancorp	39,776	1,637,180

Regions Financial Corp.	168,420	3,398,716

Zions Bancorporation N.A.	29,884	1,579,668

		10,827,593
Beverages – 1.6%

Keurig Dr Pepper, Inc.	109,423	3,856,067

		3,856,067
Building Products – 1.3%

Masco Corp.	51,628	3,041,406

		3,041,406
Capital Markets – 1.6%

LPL Financial Holdings, Inc.	27,356	3,692,513

		3,692,513
Chemicals – 1.7%

Celanese Corp.	19,187	2,908,749

Diversey Holdings Ltd.(1)	61,346	1,098,707

		4,007,456
Commercial Services & Supplies – 2.6%

Republic Services, Inc.	54,814	6,030,088

		6,030,088
Communications Equipment – 0.9%

Juniper Networks, Inc.	78,246	2,140,028

		2,140,028
Construction & Engineering – 1.1%

MasTec, Inc.(1)	25,010	2,653,561

		2,653,561
Consumer Finance – 1.7%

Discover Financial Services	33,484	3,960,822

		3,960,822
Containers & Packaging – 1.0%

AptarGroup, Inc.	15,950	2,246,398

		2,246,398
Distributors – 2.0%

LKQ Corp.(1)	96,969	4,772,814

		4,772,814
Diversified Consumer Services – 0.4%

Terminix Global Holdings, Inc.(1)	18,652	889,887

		889,887

June 30, 2021 (unaudited)	Shares	Value
Diversified Financial Services – 1.7%

Liberty Media Acquisition Corp.(1)	39,475	$418,040

Pershing Square Tontine Holdings Ltd., Class A(1)	153,187	3,486,536

		3,904,576
Electric Utilities – 3.1%

American Electric Power Co., Inc.	43,276	3,660,717

FirstEnergy Corp.	96,464	3,589,425

		7,250,142
Electronic Equipment, Instruments & Components – 0.6%

Keysight Technologies, Inc.(1)	9,761	1,507,196

		1,507,196
Energy Equipment & Services – 1.1%

Baker Hughes Co.	25,536	584,008

NOV, Inc.(1)	134,449	2,059,759

		2,643,767
Equity Real Estate Investment – 3.8%

American Campus Communities, Inc. REIT	65,112	3,042,033

Equity LifeStyle Properties, Inc. REIT	12,327	916,019

Invitation Homes, Inc. REIT	132,550	4,942,790

		8,900,842
Food & Staples Retailing – 1.9%

BJ’s Wholesale Club Holdings, Inc.(1)	93,742	4,460,244

		4,460,244
Food Products – 1.7%

Lamb Weston Holdings, Inc.	49,722	4,010,577

		4,010,577
Health Care Equipment & Supplies – 4.1%

Alcon, Inc.	73,334	5,152,447

Zimmer Biomet Holdings, Inc.	28,304	4,551,849

		9,704,296
Health Care Providers & Services – 3.2%

Humana, Inc.	8,531	3,776,844

Universal Health Services, Inc., Class B	25,069	3,670,854

		7,447,698
Hotels, Restaurants & Leisure – 3.5%

Expedia Group, Inc.(1)	24,620	4,030,540

Yum China Holdings, Inc.	63,229	4,188,921

		8,219,461
Household Durables – 2.6%

D.R. Horton, Inc.	57,768	5,220,494

Helen of Troy Ltd.(1)	4,409	1,005,781

		6,226,275
Household Products – 3.3%

Church & Dwight Co., Inc.	25,650	2,185,893

Reynolds Consumer Products, Inc.	184,108	5,587,678

		7,773,571
Industrial Conglomerates – 3.3%

Carlisle Cos., Inc.	40,474	7,745,914

		7,745,914

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Insurance – 8.2%

Arch Capital Group Ltd.(1)	160,652	$6,255,789

Brown & Brown, Inc.	110,129	5,852,255

Loews Corp.	55,420	3,028,703

The Allstate Corp.	32,576	4,249,213

		19,385,960
IT Services – 4.8%

Amdocs Ltd.	78,557	6,077,170

Euronet Worldwide, Inc.(1)	39,646	5,366,086

		11,443,256
Machinery – 4.3%

Donaldson Co., Inc.	37,396	2,375,768

Gates Industrial Corp. PLC(1)	89,164	1,611,194

Stanley Black & Decker, Inc.	30,671	6,287,248

		10,274,210
Metals & Mining – 1.1%

Freeport-McMoRan, Inc.	73,126	2,713,706

		2,713,706
Oil, Gas & Consumable Fuels – 3.0%

Devon Energy Corp.	60,834	1,775,744

EOG Resources, Inc.	23,287	1,943,067

Hess Corp.	19,886	1,736,446

Valero Energy Corp.	21,915	1,711,123

		7,166,380
Professional Services – 2.1%

Jacobs Engineering Group, Inc.	37,535	5,007,920

		5,007,920
Real Estate Management & Development – 2.9%

CBRE Group, Inc., Class A(1)	80,882	6,934,014

		6,934,014
Road & Rail – 0.0%

Kansas City Southern	232	65,742

		65,742
Semiconductors & Semiconductor Equipment – 1.7%

Analog Devices, Inc.	22,957	3,952,277

		3,952,277
Software – 0.5%

ironSource Ltd., Class A(1)	105,550	1,108,275

		1,108,275
Specialty Retail – 1.6%

Best Buy Co., Inc.	33,708	3,875,746

		3,875,746
Technology Hardware, Storage & Peripherals – 1.8%

NCR Corp.(1)	94,949	4,330,624

		4,330,624
Trading Companies & Distributors – 3.4%

AerCap Holdings N.V.(1)	122,419	6,269,077

United Rentals, Inc.(1)	5,427	1,731,267

		8,000,344

June 30, 2021 (unaudited)	Shares	Value

Water Utilities – 2.0%

American Water Works Co., Inc.	30,071	$4,634,843

		4,634,843

Total Common Stocks (Cost $165,756,835)		230,514,690
Exchange–Traded Funds – 0.8%

SPDR S&P Oil & Gas Exploration & Production ETF	18,858	1,823,380

Total Exchange–Traded Funds (Cost $854,011)		1,823,380
Warrants – 0.0%

Pershing Square Tontine Holdings Ltd., Class A(1)	17,930	112,959

Total Warrants (Cost $103,615)		112,959

	Principal Amount
Short–Term Investment – 0.6%

Repurchase Agreements – 0.6%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $1,379,455, due 7/1/2021(2)	$1,379,455	1,379,455

Total Repurchase Agreements (Cost $1,379,455)		1,379,455

Total Investments – 99.0% (Cost $168,093,916)		233,830,484

Assets in excess of other liabilities – 1.0%		2,368,123

Total Net Assets – 100.0%		$236,198,607

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.375%	7/15/2025	$1,137,700	$1,407,077

Legend:
REIT — Real Estate Investment Trust
TIPS — Treasury Inflation–Protected Securities

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$230,514,690	$—	$—	$230,514,690
Exchange–Traded Funds	1,823,380	—	—	1,823,380
Warrants	—	112,959	—	112,959
Repurchase Agreements	—	1,379,455	—	1,379,455
Total	$232,338,070	$1,492,414	$—	$233,830,484

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)

Assets

Investments, at value	$233,830,484

Cash	5,539

Receivable for investments sold	2,715,963

Dividends/interest receivable	200,812

Receivable for fund shares subscribed	173,261

Foreign tax reclaims receivable	1,792

Prepaid expenses	4,094

Total Assets	236,931,945

Liabilities

Payable for investments purchased	270,419

Payable for fund shares redeemed	188,921

Investment advisory fees payable	137,426

Distribution fees payable	49,745

Accrued custodian and accounting fees	14,535

Accrued audit fees	13,798

Accrued trustees’ and officers’ fees	31

Accrued expenses and other liabilities	58,463

Total Liabilities	733,338

Total Net Assets	$236,198,607

Net Assets Consist of:

Paid-in capital	$135,021,007

Distributable earnings	101,177,600

Total Net Assets	$236,198,607

Investments, at Cost	$168,093,916

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,982,282

Net Asset Value Per Share	$16.89

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$1,632,592

Withholding taxes on foreign dividends	(1,344)

Total Investment Income	1,631,248

Expenses

Investment advisory fees	855,984

Distribution fees	310,145

Professional fees	37,735

Trustees’ and officers’ fees	36,539

Custodian and accounting fees	22,973

Administrative fees	17,645

Shareholder reports	8,056

Transfer agent fees	5,823

Other expenses	9,685

Total Expenses	1,304,585

Expenses recouped by adviser	17,687

Total Expenses	1,322,272

Net Investment Income/(Loss)	308,976

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	23,908,689

Net change in unrealized appreciation/(depreciation) on investments	17,991,870

Net Gain on Investments	41,900,559

Net Increase in Net Assets Resulting From Operations	$42,209,535

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$308,976	$1,504,522

Net realized gain/(loss) from investments	23,908,689	(6,677,297)

Net change in unrealized appreciation/(depreciation) on investments	17,991,870	17,472,269

Net Increase in Net Assets Resulting from Operations	42,209,535	12,299,494

Capital Share Transactions

Proceeds from sales of shares	597,872	27,688,850

Cost of shares redeemed	(51,538,733)	(30,399,919)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(50,940,861)	(2,711,069)

Net Increase/(Decrease) in Net Assets	(8,731,326)	9,588,425

Net Assets

Beginning of period	244,929,933	235,341,508

End of period	$236,198,607	$244,929,933

Other Information:

Shares

Sold	37,667	2,665,950

Redeemed	(3,154,796)	(2,464,020)

Net Increase/(Decrease)	(3,117,129)	201,930

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$14.32	$0.02	$2.55	$2.57	$16.89	17.95	%(4)

Year Ended 12/31/20	13.93	0.09	0.30	0.39	14.32	2.80%

Year Ended 12/31/19	10.28	0.10	3.55	3.65	13.93	35.51%

Year Ended 12/31/18	12.02	0.08	(1.82)	(1.74)	10.28	(14.48)%

Year Ended 12/31/17	10.81	0.10	1.11	1.21	12.02	11.19%

Period Ended 12/31/16(5)	10.00	0.03	0.78	0.81	10.81	8.10	%(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$236,199	1.07%	(4)	1.07%	(4)	0.24%	(4)	0.24%	(4)	17%	(4)

244,930	1.06%		1.11%		0.70%		0.65%		56%

235,342	1.00%		1.10%		0.83%		0.73%		37%

204,185	1.00%		1.14%		0.66%		0.52%		31%

12,797	1.09%		2.09%		0.87%		(0.13)%		76%

14,921	1.09%	(4)	2.80%	(4)	0.93%	(4)	(0.76)%	(4)	14%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices.

Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing

sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% up to $300 million, 0.62% up to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.08% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue did not waive any fees or pay any Fund expenses.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. During the six months ended June 30, 2021, Park Avenue recouped previously waived or reimbursed expenses in the amount of $17,687. The entitlement to recoupment by Park

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

Park Avenue has entered into a Sub-Advisory Agreement with Wells Capital Management Incorporated (“Wells Capital”). Wells Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $310,145 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $41,382,494 and $92,744,568, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly

changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Meeting Results

At a meeting held on June 15-16, 2021, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposal (“Proposal”) to shareholders of the Guardian Mid Cap Relative Value VIP Fund (the “Fund”) at a special meeting to be held on July 30, 2021 (with any postponements or adjournments, “Special Meeting”):

1. To approve a new investment sub-advisory agreement between Park Avenue Institutional Advisers LLC and Wells Capital Management, LLC with respect to the Fund prompted by the Transaction (defined in the Proxy Statement).

On or about July 9, 2021, shareholders of record of the Fund as of the close of business on May 28, 2021 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposal and options shareholders had to do so.

The Special Meeting was held on July 30, 2021, and the Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To approve a new investment sub-advisory agreement between Park Avenue Institutional Advisers LLC and Wells Capital Management, LLC with respect to the Fund prompted by the Transaction (defined in the Proxy Statement):

Votes For	Votes Against	Abstentions
13,121,020.422	422,304.622	676,373.721

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund,

(iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not

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Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

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Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current

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and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the

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Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group,

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that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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Approval of Investment Sub-advisory Agreement – Guardian Mid Cap Relative Value VIP Fund (the “Fund”)

At a meeting of the Board held on June 15-16, 2021 (the “June 2021 Meeting”), the Board, including a majority of the Independent Trustees, considered and approved a proposed investment sub-advisory agreement between Park Avenue Institutional Advisers LLC (the “Manager”) and Wells Capital Management Incorporated (“WellsCap”)1 with respect to the Fund (the “Proposed Sub-Advisory Agreement”) for an initial two-year term. The Board, including a majority of the Independent Trustees, also considered and approved an interim investment sub-advisory agreement between the Manager and WellsCap (the “Interim Sub-Advisory Agreement”), which will take effect upon the closing of the proposed sale of Wells Fargo Asset Management (“WFAM”), the asset management businesses of Wells Fargo & Company, which includes WellsCap, the current sub-adviser to the Fund (the “Transaction”) if the shareholders of the Fund do not approve the Proposed Sub-Advisory Agreement before the Transaction is completed. The Board noted that, if approved by shareholders of the Fund, the Proposed Sub-Advisory Agreement would go into effect upon the closing of the Transaction.

In connection with its approvals, the Board considered materials provided in advance of the June 2021 Meeting that detailed among other things, the overall summary of the structure, terms, and conditions of the Transaction, the post-Transaction ownership structure of WFAM, and the continuity of services expected to be provided by WellsCap after the Transaction. The Board also considered the terms of the Proposed Sub-Advisory Agreement and the Interim Sub-Advisory Agreement, noting that the terms were the same as those of the current investment sub-advisory agreement between the Manager and WellsCap (the “Current Sub-Advisory Agreement”), except that the Interim Sub-Advisory Agreement: (1) is terminable by the Board or Fund shareholders without penalty on 10 days’ notice; (2) has a duration of no longer than 150 days; and (3) requires all compensation payable under the agreement to WellsCap to be held in an interest bearing escrow account until the Proposed Sub-Advisory Agreement is approved by shareholders. The Board also determined that it was reasonable to

[1]

In connection with the Transaction, WellsCap is expected to convert from a California corporation to a Delaware limited liability company. As applicable, references to “WellsCap” refer to Wells Capital Management Incorporated for periods before such conversion, and to Wells Capital Management, LLC for periods after such conversion.

take into account its conclusions made when considering and evaluating the most recent renewal of the Current Sub-Advisory Agreement for WellsCap, which occurred at a Board meeting held on March 23-24, 2021 (the “March 2021 Meeting”), as part of its considerations to approve the Proposed Sub-Advisory Agreement and the Interim Sub-Advisory Agreement. The Current Sub-Advisory Agreement, the Proposed Sub-Advisory Agreement, and the Interim Sub-Advisory Agreement are collectively referred to as the “Agreements.”

The discussion immediately below outlines the materials and information presented to the Board in connection with the Board’s renewal of the Current Sub-Advisory Agreement at the March 2021 Meeting, and the conclusions made by the Board when determining to renew the Current Sub-Advisory Agreement for an additional one-year term.

In connection with the annual review process and in advance of the March 2021 Meeting, the Manager and WellsCap provided information to the Board in response to requests for information by the Independent Trustees to facilitate the Board’s evaluation of the Current Sub-Advisory Agreement. Individual Trustees may have given different weight to different factors and information with respect to the Current Sub-Advisory Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Current Sub-Advisory Agreement. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Current Sub-Advisory Agreement rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Fund by WellsCap; (ii) the investment performance of the Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for the Fund, and the extent to which the Fund benefits from economies of scale; and (v) any other benefits derived by WellsCap from its relationship with the Fund. At the March 2021 Meeting, representatives of the Manager made presentations and responded to questions regarding services, fees, and other aspects of the Fund’s advisory relationship with the Manager and WellsCap.

In addition to the March 2021 Meeting, the Board met periodically over the course of the year since the prior annual renewal of the Current Sub-Advisory Agreement in 2020. At these meetings, representatives of the Manager furnished reports and other information to the Board regarding the performance of the Fund, the

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services provided to the Fund by the Manager and WellsCap, and compliance and operations matters related to the Trust, the Fund, the Manager, and WellsCap.

At the March 2021 and June 2021 Meetings, the Board received advice from Fund counsel, and the Independent Trustees received additional advice from their independent legal counsel, including advice regarding the legal standards applicable to the consideration of the approval of the Agreements. The Independent Trustees met in executive session, outside the presence of the interested Trustees, Trust officers, and representatives of the Manager and WellsCap, to discuss the Agreements and the services provided by WellsCap.

In considering the approval of the Agreements, the Board considered various factors, as discussed in further detail below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the services provided to the Fund by WellsCap, including its responsibilities for management of the Fund. In this regard, the Board considered WellsCap’s role in the day-to-day management of the Fund’s portfolio. The Board also considered the Manager’s oversight of WellsCap, which includes continuous analysis of, and regular discussions with WellsCap about, the investment strategies and performance of the Fund, and periodic meetings with WellsCap.

The Board also noted WellsCap’s operations, including resources devoted to support such operations. The Board considered WellsCap’s ability to attract and retain qualified investment professionals and the experience and skills of management and investment personnel of WellsCap. The Board also noted the compliance program and compliance record of WellsCap.

The Board considered that the Transaction is not expected to result in any material changes in the services that WellsCap provides to the Fund or any changes in the personnel providing portfolio management services to the Fund. The Board noted that WFAM anticipates being able to draw upon the combined resources of its buyers, GTCR LLC and Reverence Capital Partners, L.P.

Based on the above factors, as well as those discussed below, the Board concluded, within the context of its full deliberations, that WellsCap is capable of continuing to provide services of the nature, extent and quality contemplated by the terms of the Agreements.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of the Fund, including net performance, relative performance rankings within the Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team review with the Board the economic and market environment, risk management, and style consistency in connection with management of the Fund. The Board considered investment performance for the Fund over the one-year, three-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of the Fund on an absolute basis and in comparison to an appropriate benchmark index and the Fund’s respective peer group as independently selected by Broadridge.

The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

Costs and Profitability

The Board considered the management fees paid by the Fund to the Manager under a management agreement and evaluated the reasonableness of these fees. The Board received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge.

The Board considered the sub-advisory fees paid under the Current Sub-Advisory Agreement and evaluated the reasonableness of those fees. The Board also considered that the fees paid to WellsCap would be paid by the Manager and not the Fund and that the Manager had negotiated the fees with WellsCap at arm’s-length. The Board also received and considered estimated profitability information from WellsCap. The Board noted that the sub-advisory fees to be paid under the Proposed Sub-Advisory Agreement and Interim

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Sub-Advisory Agreement would remain that same as the fees payable under the Current Sub-Advisory Agreement.

The Board received comparative information relating to the Fund’s operating expense ratio and the operating expense ratios of a peer group of funds. The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group. The Board considered the Manager’s commitment to limit the Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Fund and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Fund by WellsCap.

Economies of Scale

The Board considered whether the Fund’s fee structure is designed to share economies of scale with shareholders as the Fund’s assets grow. In this regard,

the Board noted that the management fee and sub-advisory fee for the Fund included breakpoints that are tiered based on growth in asset levels of the Fund. The Board also noted that the Fund’s expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee. The Board noted that the Proposed Sub-Advisory Agreement and Interim Sub-Advisory Agreement would not result in any change in fees, breakpoints or expense limitations.

Ancillary Benefits

The Board considered the potential benefits, other than sub-advisory fees, that WellsCap and its affiliates may receive because of its relationship with the Fund, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Board concluded that the benefits that may accrue to WellsCap and its affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Proposed Sub-Advisory Agreement and Interim Sub-Advisory Agreement.

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

26

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Diversified Research VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $203,533,008

Sector Allocation[1] As of June 30, 2021

Top Ten Holdings[2] As of June 30, 2021

Holding	% of Total Net Assets
Microsoft Corp.	6.26%
Amazon.com, Inc.	5.04%
Alphabet, Inc., Class A	4.78%
Apple, Inc.	4.39%
Facebook, Inc., Class A	2.86%
Citigroup, Inc.	2.30%
PayPal Holdings, Inc.	2.19%
NVIDIA Corp.	2.03%
The Home Depot, Inc.	1.90%
The Goldman Sachs Group, Inc.	1.77%
Total	33.52%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$ 1,000.00	$1,139.60	$5.15	0.97%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,019.98	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 99.6%

Aerospace & Defense – 2.1%

CAE, Inc. (Canada)(1)	9,316	$286,935

General Dynamics Corp.	3,020	568,545

Northrop Grumman Corp.	3,695	1,342,874

Raytheon Technologies Corp.	21,362	1,822,392

The Boeing Co.(1)	1,425	341,373

		4,362,119
Airlines – 0.2%

Southwest Airlines Co.(1)	8,939	474,572

		474,572
Automobiles – 1.5%

General Motors Co.(1)	7,948	470,283

Tesla, Inc.(1)	3,823	2,598,493

		3,068,776
Banks – 2.3%

Citigroup, Inc.	66,144	4,679,688

		4,679,688
Beverages – 2.3%

Constellation Brands, Inc., Class A	882	206,291

Molson Coors Beverage Co., Class B(1)	10,733	576,255

PepsiCo, Inc.	17,291	2,562,007

The Coca-Cola Co.	25,650	1,387,922

		4,732,475
Biotechnology – 2.7%

AbbVie, Inc.	19,299	2,173,839

Amgen, Inc.	2,160	526,500

Biogen, Inc.(1)	2,741	949,126

Gilead Sciences, Inc.	6,319	435,126

Ironwood Pharmaceuticals, Inc.(1)	40,848	525,714

Regeneron Pharmaceuticals, Inc.(1)	1,603	895,340

		5,505,645
Building Products – 0.8%

Fortune Brands Home & Security, Inc.	1,735	172,824

Johnson Controls International PLC	21,437	1,471,221

		1,644,045
Capital Markets – 4.7%

Apollo Global Management, Inc.	21,727	1,351,419

Intercontinental Exchange, Inc.	4,294	509,698

KKR & Co., Inc.	31,070	1,840,587

Morgan Stanley	14,622	1,340,691

Quilter PLC (United Kingdom)(2)	440,107	905,734

The Goldman Sachs Group, Inc.	9,484	3,599,462

		9,547,591
Chemicals – 1.6%

Corteva, Inc.	9,121	404,516

Diversey Holdings Ltd.(1)	9,208	164,915

Dow, Inc.	5,149	325,829

DuPont de Nemours, Inc.	3,490	270,161

Eastman Chemical Co.	2,392	279,266

Ecolab, Inc.	1,447	298,039

June 30, 2021 (unaudited)	Shares	Value
Chemicals (continued)

Linde PLC	2,154	$622,721

The Sherwin-Williams Co.	3,328	906,714

		3,272,161
Containers & Packaging – 0.5%

Avery Dennison Corp.	3,761	790,712

Ball Corp.	3,842	311,279

		1,101,991
Diversified Financial Services – 0.3%

Berkshire Hathaway, Inc., Class B(1)	2,308	641,439

		641,439
Electric Utilities – 2.5%

Exelon Corp.	29,459	1,305,328

NextEra Energy, Inc.	17,419	1,276,464

NRG Energy, Inc.	63,949	2,577,145

		5,158,937
Electrical Equipment – 1.3%

Eaton Corp. PLC	10,789	1,598,714

Emerson Electric Co.	10,229	984,439

		2,583,153
Electronic Equipment, Instruments & Components – 0.5%

Vontier Corp.	27,793	905,496

		905,496
Entertainment – 2.7%

Activision Blizzard, Inc.	33,532	3,200,294

Sea Ltd., ADR(1)	5,488	1,507,005

The Walt Disney Co.(1)	4,042	710,462

		5,417,761
Equity Real Estate Investment – 1.2%

Boston Properties, Inc. REIT	4,925	564,356

Gaming and Leisure Properties, Inc. REIT	40,802	1,890,356

		2,454,712
Food & Staples Retailing – 1.5%

BJ’s Wholesale Club Holdings, Inc.(1)	3,480	165,579

Costco Wholesale Corp.	2,297	908,854

Walmart, Inc.	14,058	1,982,459

		3,056,892
Food Products – 0.4%

Bunge Ltd.	1,599	124,962

McCormick & Co., Inc.	7,009	619,035

		743,997
Health Care Equipment & Supplies – 3.7%

Abbott Laboratories	13,054	1,513,350

Boston Scientific Corp.(1)	18,733	801,023

Danaher Corp.	6,375	1,710,795

Dexcom, Inc.(1)	1,464	625,128

Edwards Lifesciences Corp.(1)	7,922	820,482

Intuitive Surgical, Inc.(1)	413	379,811

Medtronic PLC	6,082	754,959

The Cooper Cos., Inc.	1,342	531,794

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Health Care Equipment & Supplies (continued)

Zimmer Biomet Holdings, Inc.	2,785	$447,884

		7,585,226
Health Care Providers & Services – 2.5%

Anthem, Inc.	1,961	748,710

Cigna Corp.	4,889	1,159,035

CVS Health Corp.	6,592	550,036

McKesson Corp.	1,762	336,965

UnitedHealth Group, Inc.	5,670	2,270,495

		5,065,241
Hotels, Restaurants & Leisure – 2.7%

Aramark	10,286	383,153

Booking Holdings, Inc.(1)	517	1,131,242

Chipotle Mexican Grill, Inc.(1)	552	855,788

Evolution AB (Sweden)(2)	10,303	1,628,803

Hilton Worldwide Holdings, Inc.(1)	7,598	916,471

Penn National Gaming, Inc.(1)	7,087	542,085

		5,457,542
Household Durables – 0.3%

PulteGroup, Inc.	10,837	591,375

		591,375
Household Products – 1.6%

The Procter & Gamble Co.	23,307	3,144,813

		3,144,813
Industrial Conglomerates – 1.1%

General Electric Co.	43,969	591,823

Honeywell International, Inc.	7,120	1,561,772

		2,153,595
Insurance – 3.9%

AIA Group Ltd. (Hong Kong)	52,600	653,748

American International Group, Inc.	37,748	1,796,805

Assured Guaranty Ltd.	46,227	2,194,858

AXA S.A. (France)	50,167	1,270,928

Prudential PLC (United Kingdom)	87,496	1,660,135

The Hartford Financial Services Group, Inc.	5,575	345,483

		7,921,957
Interactive Media & Services – 7.6%

Alphabet, Inc., Class A(1)	3,983	9,725,649

Facebook, Inc., Class A(1)	16,739	5,820,318

		15,545,967
Internet & Direct Marketing Retail – 5.0%

Amazon.com, Inc.(1)	2,981	10,255,117

		10,255,117
IT Services – 6.7%

Fidelity National Information Services, Inc.	24,197	3,427,989

Mastercard, Inc., Class A	9,092	3,319,398

PayPal Holdings, Inc.(1)	15,278	4,453,232

Visa, Inc., Class A	10,615	2,481,999

		13,682,618

June 30, 2021 (unaudited)	Shares	Value
Leisure Products – 0.2%

Hasbro, Inc.	3,733	$352,843

		352,843
Life Sciences Tools & Services – 1.4%

Bio-Rad Laboratories, Inc., Class A(1)	1,461	941,308

Thermo Fisher Scientific, Inc.	3,686	1,859,476

		2,800,784
Machinery – 0.9%

Deere & Co.	2,367	834,865

Otis Worldwide Corp.	12,499	1,022,043

		1,856,908
Metals & Mining – 0.7%

Alamos Gold, Inc., Class A	30,730	235,085

Anglo American PLC (United Kingdom)	6,358	253,359

Freeport-McMoRan, Inc.	10,012	371,545

Newmont Corp.	7,199	456,273

		1,316,262
Multi-Utilities – 0.4%

Ameren Corp.	7,201	576,368

CenterPoint Energy, Inc.	12,331	302,356

		878,724
Multiline Retail – 1.2%

Dollar General Corp.	3,117	674,488

Target Corp.	7,454	1,801,930

		2,476,418
Oil, Gas & Consumable Fuels – 3.0%

Cenovus Energy, Inc. (Canada)	191,590	1,833,057

Exxon Mobil Corp.	43,000	2,712,440

Phillips 66	3,884	333,325

Royal Dutch Shell PLC, Class A (United Kingdom)	33,977	682,784

Thungela Resources Ltd. (South Africa)(1)	635	1,748

TotalEnergies SE (France)	11,362	515,464

		6,078,818
Pharmaceuticals – 2.4%

Bristol Myers Squibb Co.	9,486	633,854

Eli Lilly and Co.	4,962	1,138,878

Johnson & Johnson	8,789	1,447,900

Merck & Co., Inc.	10,758	836,650

Pfizer, Inc.	20,629	807,832

		4,865,114
Professional Services – 0.3%

CoStar Group, Inc.(1)	6,840	566,489

		566,489
Road & Rail – 1.7%

CSX Corp.	18,363	589,085

Union Pacific Corp.	13,226	2,908,794

		3,497,879
Semiconductors & Semiconductor Equipment – 4.8%

Applied Materials, Inc.	12,305	1,752,232

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment (continued)

NVIDIA Corp.	5,157	$4,126,116

NXP Semiconductors N.V.	12,250	2,520,070

ON Semiconductor Corp.(1)	35,922	1,375,094

		9,773,512
Software – 8.8%

Adobe, Inc.(1)	5,320	3,115,605

Microsoft Corp.	47,059	12,748,283

Oracle Corp.	26,071	2,029,367

		17,893,255
Specialty Retail – 2.9%

Advance Auto Parts, Inc.	1,643	337,045

Burlington Stores, Inc.(1)	120	38,639

CarMax, Inc.(1)	5,769	745,066

L Brands, Inc.	4,294	309,425

The Home Depot, Inc.	12,128	3,867,498

The TJX Cos., Inc.	9,873	665,638

		5,963,311
Technology Hardware, Storage & Peripherals – 4.4%

Apple, Inc.	65,312	8,945,132

		8,945,132
Textiles, Apparel & Luxury Goods – 0.6%

Lululemon Athletica, Inc.(1)	576	210,223

NIKE, Inc., Class B	7,044	1,088,227

		1,298,450
Tobacco – 0.3%

Altria Group, Inc.	12,764	608,588

		608,588
Trading Companies & Distributors – 0.4%

United Rentals, Inc.(1)	2,224	709,478

		709,478
Wireless Telecommunication Services – 1.0%

T-Mobile US, Inc.(1)	14,237	2,061,945

		2,061,945

Total Common Stocks (Cost $137,991,381)		202,698,811

June 30, 2021 (unaudited)	Principal Amount	Value
Short–Term Investment – 0.4%

Repurchase Agreements – 0.4%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $775,289, due 7/1/2021(3)	$775,289	$775,289

Total Repurchase Agreements (Cost $775,289)		775,289

Total Investments – 100.0% (Cost $138,766,670)		203,474,100

Assets in excess of other liabilities – 0.0%		58,908

Total Net Assets – 100.0%		$203,533,008

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2021, the aggregate market value of these securities amounted to $2,534,537, representing 1.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.375%	7/15/2025	$639,500	$790,916

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$195,127,856	$7,570,955	*	$—	$202,698,811
Repurchase Agreements	—	775,289		—	775,289
Total	$195,127,856	$8,346,244		$—	$203,474,100

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$203,474,100

Cash	653

Foreign currency, at value	2,119

Receivable for fund shares subscribed	288,721

Receivable for investments sold	158,439

Dividends/interest receivable	74,094

Foreign tax reclaims receivable	14,454

Prepaid expenses	3,586

Total Assets	204,016,166

Liabilities

Payable for fund shares redeemed	154,106

Payable for investments purchased	105,786

Investment advisory fees payable	101,282

Distribution fees payable	41,789

Accrued custodian and accounting fees	21,223

Accrued audit fees	13,798

Accrued trustees’ and officers’ fees	591

Accrued expenses and other liabilities	44,583

Total Liabilities	483,158

Total Net Assets	$203,533,008

Net Assets Consist of:

Paid-in capital	$97,442,217

Distributable earnings	106,090,791

Total Net Assets	$203,533,008

Investments, at Cost	$138,766,670

Foreign Currency, at Cost	$2,121

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	9,376,081

Net Asset Value Per Share	$21.71

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$1,404,376

Withholding taxes on foreign dividends	(25,336)

Total Investment Income	1,379,040

Expenses

Investment advisory fees	594,511

Distribution fees	247,713

Professional fees	29,513

Custodian and accounting fees	29,046

Trustees’ and officers’ fees	28,826

Administrative fees	13,793

Transfer agent fees	5,799

Shareholder reports	1,586

Other expenses	8,080

Total Expenses	958,867

Less: Fees waived	(396)

Total Expenses, Net	958,471

Net Investment Income/(Loss)	420,569

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	10,988,785

Net realized gain/(loss) from foreign currency transactions	665

Net change in unrealized appreciation/(depreciation) on investments	14,681,334

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(497)

Net Gain on Investments and Foreign Currency Transactions	25,670,287

Net Increase in Net Assets Resulting From Operations	$26,090,856

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$420,569	$949,312

Net realized gain/(loss) from investments and foreign currency transactions	10,989,450	12,483,578

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	14,680,837	20,952,938

Net Increase in Net Assets Resulting from Operations	26,090,856	34,385,828

Capital Share Transactions

Proceeds from sales of shares	1,246,486	3,609,135

Cost of shares redeemed	(17,188,740)	(40,660,530)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,942,254)	(37,051,395)

Net Increase/(Decrease) in Net Assets	10,148,602	(2,665,567)

Net Assets

Beginning of period	193,384,406	196,049,973

End of period	$203,533,008	$193,384,406

Other Information:

Shares

Sold	60,854	241,654

Redeemed	(838,751)	(2,460,511)

Net Decrease	(777,897)	(2,218,857)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$19.05	$0.04	$2.62	$2.66	$21.71	13.96%	(4)

Year Ended 12/31/20	15.85	0.08	3.12	3.20	19.05	20.19%

Year Ended 12/31/19	11.84	0.11	3.90	4.01	15.85	33.87%

Year Ended 12/31/18	12.65	0.09	(0.90)	(0.81)	11.84	(6.40)%

Year Ended 12/31/17	10.37	0.08	2.20	2.28	12.65	21.99%

Period Ended 12/31/16(5)	10.00	0.04	0.33	0.37	10.37	3.70%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$203,533	0.97%	(4)	0.97%	(4)	0.42%	(4)	0.42%	(4)	25%	(4)

193,384	1.01%		1.02%		0.52%		0.51%		76%

196,050	1.01%		1.03%		0.77%		0.75%		88%

148,193	1.02%		1.09%		0.68%		0.61%		88%

12,129	0.96%		2.43%		0.67%		(0.80)%		154%

10,139	0.96%	(4)	3.07%	(4)	1.12%	(4)	(0.99)%	(4)	61%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2021, the expense limitation was 1.00%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $396.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The entitlement to recoupment by Park Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management LLC

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

(“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $247,713 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $47,981,094 and $61,738,716,

respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund,

(iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since- inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Multi-Sector Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Multi-Sector Bond VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MULTI-SECTOR BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $333,146,449

Bond Sector Allocation[1] As of June 30, 2021

Bond Quality Allocation[2] As of June 30, 2021

1

GUARDIAN MULTI-SECTOR BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2021

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	1.500%	9/30/2024	7.84%
SPDR Blackstone Senior Loan ETF	—	—	4.63%
Invesco Senior Loan ETF	—	—	4.59%
Ovintiv Exploration, Inc.	5.375%	1/1/2026	2.42%
Credit Suisse Group AG	3.869%	1/12/2029	2.31%
NXP B.V. / NXP Funding LLC / NXP USA, Inc.	3.400%	5/1/2030	2.29%
Simon Property Group LP	2.200%	2/1/2031	2.28%
FirstEnergy Corp.	2.650%	3/1/2030	2.00%
Marriott International, Inc.	2.850%	4/15/2031	1.95%
Hess Corp.	4.300%	4/1/2027	1.92%
Total			32.23%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$1,001.90	$4.37	0.88%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41	0.88%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Asset–Backed Securities – 5.3%

AIMCO CLO 2017-AA DR 3.338% (LIBOR 3 Month + 3.15%) due 4/20/2034(1)(2)	$1,800,000	$1,808,330

AIMCO CLO 14 Ltd. 2021-14A D 3.088% (LIBOR 3 Month + 2.90%) due 4/20/2034(1)(2)	2,000,000	1,996,864

AmeriCredit Automobile Receivables Trust 2017-1 C 2.71% due 8/18/2022	59,322	59,380

Ares XXXIV CLO Ltd. 2015-2A BR2 1.79% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	300,000	302,585

Battalion CLO XIX Ltd. 2021-19A D 3.428% (LIBOR 3 Month + 3.25%) due 4/15/2034(1)(2)	2,000,000	1,996,984

BlueMountain CLO Ltd. 2014-2A BR2 1.938% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	600,000	599,698

CIFC Funding Ltd. 2013-4A BRR 1.781% (LIBOR 3 Month + 1.60%) due 4/27/2031(1)(2)	1,200,000	1,196,400

Commonbond Student Loan Trust 2021-AGS A 1.20% due 3/25/2052(1)	857,397	853,165

Elmwood CLO IX Ltd. 2021-2A C 2.039% (LIBOR 3 Month + 1.90%) due 7/20/2034(1)(2)	1,000,000	999,500

Greywolf CLO II Ltd. 2013-1A C2RR 4.384% (LIBOR 3 Month + 4.20%) due 4/15/2034(1)(2)	2,400,000	2,396,364

ICG U.S. CLO Ltd. 2018-2A B 1.934% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	1,500,000	1,500,790

Neuberger Berman CLO XVII Ltd. 2014-17A BR2 1.684% (LIBOR 3 Month + 1.50%) due 4/22/2029(1)(2)	1,400,000	1,396,080

OHA Credit Funding 2 Ltd. 2019-2A CR 2.386% (LIBOR 3 Month + 2.20%) due 4/21/2034(1)(2)	1,800,000	1,795,680

Voya CLO Ltd. 2016-3A A3R 1.94% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	835,000	841,016

Total Asset–Backed Securities (Cost $17,712,281)		17,742,836

June 30, 2021 (unaudited)	Principal Amount	Value
Corporate Bonds & Notes – 69.6%

Aerospace & Defense – 2.0%

The Boeing Co. 3.75% due 2/1/2050	$1,150,000	$1,186,282
5.15% due 5/1/2030	4,600,000	5,451,230

		6,637,512
Agriculture – 1.6%

Altria Group, Inc. 2.45% due 2/4/2032	5,400,000	5,219,370

		5,219,370
Airlines – 1.0%

American Airlines, Inc. 11.75% due 7/15/2025(1)	2,600,000	3,262,506

		3,262,506
Auto Manufacturers – 3.2%

Ford Motor Co. 9.625% due 4/22/2030	875,000	1,254,251

Ford Motor Credit Co. LLC 4.00% due 11/13/2030	2,190,000	2,297,310
4.125% due 8/17/2027	1,000,000	1,061,360

General Motors Co. 5.95% due 4/1/2049	850,000	1,157,258

General Motors Financial Co., Inc. 3.60% due 6/21/2030	4,500,000	4,877,820

		10,647,999
Beverages – 1.4%

Constellation Brands, Inc. 2.875% due 5/1/2030	2,000,000	2,100,500
4.10% due 2/15/2048	2,100,000	2,412,228

		4,512,728
Building Materials – 0.5%

Cornerstone Building Brands, Inc. 6.125% due 1/15/2029(1)	1,500,000	1,611,450

		1,611,450
Commercial Banks – 7.9%

Bank of America Corp. 2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(2)	4,600,000	4,738,368
2.831% (2.831% fixed rate until 10/24/2050; SOFR + 1.88% thereafter) due 10/24/2051(2)	2,500,000	2,443,625

Citigroup, Inc. 2.572% (2.572% fixed rate until 6/3/2030; SOFR + 2.11% thereafter) due 6/3/2031(2)	500,000	513,845
4.65% due 7/23/2048	600,000	785,904

Credit Suisse Group AG 3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41%
thereafter) due 1/12/2029(1)(2)	7,000,000	7,703,360

Discover Bank 2.70% due 2/6/2030	6,100,000	6,386,578

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

JPMorgan Chase & Co. 2.58% (2.580% fixed rate until 4/22/2031; SOFR + 1.25% thereafter) due 4/22/2032(2)	$2,000,000	$2,054,780
3.328% (3.328% fixed rate until 4/22/2051; SOFR + 1.58% thereafter) due 4/22/2052(2)	500,000	533,615

Morgan Stanley 3.217% (3.217% fixed rate until 4/22/2041; SOFR + 1.49% thereafter) due 4/22/2042(2)	1,000,000	1,058,130

		26,218,205
Commercial Services – 0.1%

Team Health Holdings, Inc. 6.375% due 2/1/2025(1)	500,000	475,940

		475,940
Diversified Financial Services – 2.1%

Air Lease Corp. 3.00% due 2/1/2030	1,700,000	1,722,338
4.625% due 10/1/2028	4,700,000	5,311,517

		7,033,855
Electric – 2.0%

FirstEnergy Corp. 2.65% due 3/1/2030	6,700,000	6,663,150

		6,663,150
Entertainment – 1.1%

Affinity Gaming 6.875% due 12/15/2027(1)	2,000,000	2,126,460

Cinemark USA, Inc. 5.25% due 7/15/2028(1)	1,650,000	1,691,993

		3,818,453
Environmental Control – 1.5%

Waste Connections, Inc. 2.60% due 2/1/2030	3,400,000	3,516,586

Waste Management, Inc. 1.50% due 3/15/2031	1,500,000	1,419,615
2.50% due 11/15/2050	200,000	186,492

		5,122,693
Food – 2.0%

Kraft Heinz Foods Co. 4.25% due 3/1/2031	4,840,000	5,508,549

Post Holdings, Inc. 5.75% due 3/1/2027(1)	1,000,000	1,047,280

		6,555,829
Food Service – 0.3%

Aramark Services, Inc. 6.375% due 5/1/2025(1)	1,000,000	1,062,270

		1,062,270
Healthcare-Services – 1.1%

Surgery Center Holdings, Inc. 10.00% due 4/15/2027(1)	2,200,000	2,416,216

June 30, 2021 (unaudited)	Principal Amount	Value
Healthcare-Services (continued)

Tenet Healthcare Corp. 6.75% due 6/15/2023	$1,000,000	$1,088,930

		3,505,146
Insurance – 4.9%

Aon Corp. 2.80% due 5/15/2030	2,565,000	2,698,483

Chubb INA Holdings, Inc. 1.375% due 9/15/2030	3,900,000	3,710,187

CNA Financial Corp. 2.05% due 8/15/2030	5,810,000	5,711,520

Liberty Mutual Group, Inc. 3.951% due 10/15/2050(1)	700,000	776,692

Willis North America, Inc. 2.95% due 9/15/2029	3,155,000	3,318,334

		16,215,216
Internet – 1.7%

Expedia Group, Inc. 2.95% due 3/15/2031	5,500,000	5,595,700

		5,595,700
Leisure Time – 1.3%

Life Time, Inc. 5.75% due 1/15/2026(1)	2,000,000	2,072,360

Viking Cruises Ltd. 13.00% due 5/15/2025(1)	1,965,000	2,310,919

		4,383,279
Lodging – 2.9%

Boyd Gaming Corp. 4.75% due 12/1/2027	1,500,000	1,552,335

Marriott International, Inc. 2.85% due 4/15/2031	6,400,000	6,503,808

MGM Resorts International 5.50% due 4/15/2027	1,500,000	1,646,880

		9,703,023
Machinery-Construction & Mining – 0.6%

Caterpillar, Inc. 1.90% due 3/12/2031	1,400,000	1,402,702
3.25% due 4/9/2050	400,000	443,324

		1,846,026
Media – 6.5%

AMC Networks, Inc. 4.25% due 2/15/2029	2,000,000	2,020,680

Audacy Capital Corp. 6.75% due 3/31/2029(1)	1,500,000	1,559,055

Charter Communications Operating LLC / Charter Communications Operating Capital 2.30% due 2/1/2032	1,500,000	1,444,695
3.70% due 4/1/2051	1,000,000	995,160

Comcast Corp. 2.45% due 8/15/2052	1,400,000	1,263,920

CSC Holdings LLC 7.50% due 4/1/2028(1)	1,500,000	1,642,800

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Media (continued)

Gray Television, Inc. 7.00% due 5/15/2027(1)	$2,000,000	$2,171,300

iHeartCommunications, Inc. 5.25% due 8/15/2027(1)	2,100,000	2,198,112

Scripps Escrow, Inc. 5.875% due 7/15/2027(1)	1,425,000	1,475,488

Sinclair Television Group, Inc. 5.50% due 3/1/2030(1)	1,750,000	1,782,935

Sirius XM Radio, Inc. 5.50% due 7/1/2029(1)	500,000	544,745

TEGNA, Inc. 5.00% due 9/15/2029	2,250,000	2,355,345

Univision Communications, Inc. 4.50% due 5/1/2029(1)	200,000	201,504

ViacomCBS, Inc. 4.375% due 3/15/2043	1,100,000	1,269,829
4.95% due 5/19/2050	500,000	631,810

		21,557,378
Mining – 0.5%

Freeport-McMoRan, Inc. 5.45% due 3/15/2043	1,300,000	1,589,328

		1,589,328
Oil & Gas – 6.0%

Antero Resources Corp. 8.375% due 7/15/2026(1)	1,070,000	1,216,793

Cenovus Energy, Inc. 4.25% due 4/15/2027	1,000,000	1,118,190
5.40% due 6/15/2047	1,700,000	2,110,822

Hess Corp. 4.30% due 4/1/2027	5,750,000	6,405,270

Marathon Petroleum Corp. 4.50% due 4/1/2048	1,020,000	1,166,513

Ovintiv Exploration, Inc. 5.375% due 1/1/2026	7,150,000	8,062,054

		20,079,642
Oil & Gas Services – 0.2%

TechnipFMC PLC 6.50% due 2/1/2026(1)	700,000	755,174

		755,174
Packaging & Containers – 1.7%

Amcor Flexibles North America, Inc. 2.69% due 5/25/2031	5,500,000	5,607,195

		5,607,195
Pharmaceuticals – 1.4%

AbbVie, Inc. 4.25% due 11/21/2049	1,600,000	1,918,384

Bausch Health Cos., Inc. 5.25% due 1/30/2030(1)	2,000,000	1,865,960
6.125% due 4/15/2025(1)	969,000	992,915

		4,777,259

June 30, 2021 (unaudited)	Principal Amount	Value
Pipelines – 0.9%

Energy Transfer LP 3.75% due 5/15/2030	$1,000,000	$1,087,180
5.00% due 5/15/2050	1,300,000	1,501,812

ONEOK, Inc. 4.45% due 9/1/2049	400,000	444,236

		3,033,228
Real Estate Investment Trusts – 2.3%

Simon Property Group LP 2.20% due 2/1/2031	7,700,000	7,606,137

		7,606,137
Retail – 2.1%

Kohl’s Corp. 5.55% due 7/17/2045	1,400,000	1,678,824

Magic Mergeco, Inc. 7.875% due 5/1/2029(1)	2,000,000	2,060,780

PetSmart, Inc. / PetSmart Finance Corp. 7.75% due 2/15/2029(1)	3,000,000	3,308,880

		7,048,484
Semiconductors – 4.4%

Broadcom, Inc. 4.30% due 11/15/2032	5,200,000	5,920,824

KLA Corp. 4.10% due 3/15/2029	1,000,000	1,152,950

NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.40% due 5/1/2030(1)	7,000,000	7,630,980

		14,704,754
Telecommunications – 4.2%

AT&T, Inc. 3.50% due 9/15/2053(1)	3,150,000	3,159,198
4.30% due 2/15/2030	2,700,000	3,121,740

Frontier Communications Holdings LLC 5.00% due 5/1/2028(1)	2,000,000	2,068,720

Level 3 Financing, Inc. 4.625% due 9/15/2027(1)	1,000,000	1,037,610

Sprint Corp. 7.625% due 3/1/2026	500,000	611,670

T-Mobile USA, Inc. 3.50% due 4/15/2031	2,990,000	3,089,806
4.75% due 2/1/2028	1,000,000	1,070,870

		14,159,614
Transportation – 0.2%

Cargo Aircraft Management, Inc. 4.75% due 2/1/2028(1)	800,000	819,128

		819,128

Total Corporate Bonds & Notes (Cost $227,060,794)		231,827,671
Non–Agency Mortgage–Backed Securities – 5.7%

BANK 2019-BN24 AS 3.283% due 11/15/2062(2)(3)	1,412,000	1,526,084

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(1)	$1,200,000	$1,271,773

Benchmark Mortgage Trust 2019-B12 AS 3.419% due 8/15/2052	5,000,000	5,462,134

Citigroup Commercial Mortgage Trust 2016-C3 AS 3.366% due 11/15/2049(2)(3)	1,000,000	1,076,686

GS Mortgage Securities Trust 2017-FARM A 3.659% due 1/10/2043(1)(2)(3)	1,300,000	1,428,714

Jackson Park Trust 2019-LIC B 2.914% due 10/14/2039(1)	640,000	659,527

JPMCC Commercial Mortgage Securities Trust 2017-JP5 B 4.077% due 3/15/2050(2)(3)	625,000	689,086

Morgan Stanley Capital I Trust 2020-L4 AS 2.88% due 2/15/2053	1,000,000	1,060,640

ONE Park Mortgage Trust 2021-PARK B 1.023% due 3/15/2036(1)(2)(3)	1,000,000	998,729

SLG Office Trust 2021-OVA A 2.585% due 7/15/2041(1)	1,600,000	1,665,040

Stack Infrastructure Issuer LLC 2021-1A A2 1.877% due 3/26/2046(1)	750,000	759,672

Wells Fargo Commercial Mortgage Trust 2017-C42 B 4.002% due 12/15/2050(2)(3)	500,000	551,626

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,500,000	1,617,141

Total Non–Agency Mortgage–Backed Securities (Cost $18,409,765)		18,766,852
U.S. Government Securities – 8.7%

U.S. Treasury Note 1.25% due 5/31/2028	1,400,000	1,403,719
1.50% due 9/30/2024	25,300,000	26,106,438
1.625% due 8/15/2029	100,000	102,281
1.625% due 5/15/2031	1,450,000	1,472,656

Total U.S. Government Securities (Cost $28,207,821)		29,085,094

June 30, 2021 (unaudited)	Shares	Value
Exchange–Traded Funds – 9.2%

Invesco Senior Loan ETF	690,000	$15,283,500

SPDR Blackstone Senior Loan ETF	333,000	15,414,570

Total Exchange–Traded Funds (Cost $30,672,945)		30,698,070

	Principal Amount	Value
Short–Term Investment – 0.8%

Repurchase Agreements – 0.8%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $2,560,881, due 7/1/2021(4)	$2,560,881	2,560,881

Total Repurchase Agreements (Cost $2,560,881)		2,560,881

Total Investments(5) – 99.3% (Cost $324,624,487)		330,681,404

Assets in excess of other liabilities(6) – 0.7%		2,465,045

Total Net Assets – 100.0%		$333,146,449

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2021, the aggregate market value of these securities amounted to $87,516,434, representing 26.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2021.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.50%	1/31/2025	$2,422,600	$2,612,169

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

(6)	Assets in excess of other liabilities include net unrealized depreciation on futures contracts as follows:

Open futures contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	September 2021	136	Long	$30,015,217	$29,963,562	$(51,655)
U.S. 5-Year Treasury Note	September 2021	8	Long	987,589	987,438	(151)
U.S. 10-Year Treasury Note	September 2021	9	Long	1,192,811	1,192,500	(311)
U.S. Long Bond	September 2021	215	Long	33,809,243	34,561,250	752,007
U.S. Ultra Bond	September 2021	104	Long	19,472,997	20,039,500	566,503
Total				$85,477,857	$86,744,250	$1,266,393

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	September 2021	774	Short	$(112,339,483)	$(113,935,219)	$(1,595,736)

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset–Backed Securities	$—	$17,742,836	$—	$17,742,836
Corporate Bonds & Notes	—	231,827,671	—	231,827,671
Non–Agency Mortgage–Backed Securities	—	18,766,852	—	18,766,852
U.S. Government Securities	—	29,085,094	—	29,085,094
Exchange–Traded Funds	30,698,070	—	—	30,698,070
Repurchase Agreements	—	2,560,881	—	2,560,881
Total	$30,698,070	$299,983,334	$—	$330,681,404
Other Financial Instruments
Futures Contracts
Assets	$1,318,510	$—	$—	$1,318,510
Liabilities	(1,647,853)	—	—	(1,647,853)
Total	$(329,343)	$—	$—	$(329,343)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$330,681,404

Receivable for investments sold	5,873,884

Interest receivable	2,845,971

Cash deposits with brokers for futures contracts	971,504

Receivable for variation margin on futures contracts	317,085

Prepaid expenses	5,180

Total Assets	340,695,028

Liabilities

Payable for investments purchased	6,840,820

Payable for fund shares redeemed	406,083

Investment advisory fees payable	142,777

Distribution fees payable	68,643

Accrued audit fees	16,797

Accrued custodian and accounting fees	14,283

Accrued trustees’ and officers’ fees	1,640

Accrued expenses and other liabilities	57,536

Total Liabilities	7,548,579

Total Net Assets	$333,146,449

Net Assets Consist of:

Paid-in capital	$311,936,060

Distributable earnings	21,210,389

Total Net Assets	$333,146,449

Investments, at Cost	$324,624,487

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	30,965,121

Net Asset Value Per Share	$10.76

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$251,027

Interest	4,017,142

Total Investment Income	4,268,169

Expenses

Investment advisory fees	823,439

Distribution fees	395,884

Trustees’ and officers’ fees	44,791

Professional fees	41,319

Shareholder reports	26,655

Custodian and accounting fees	26,497

Administrative fees	23,696

Transfer agent fees	6,465

Other expenses	12,057

Total Expenses	1,400,803

Net Investment Income/(Loss)	2,867,366

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	1,800,491

Net realized gain/(loss) from futures contracts	1,264,860

Net realized gain/(loss) from swap contracts	846,228

Net change in unrealized appreciation/(depreciation) on investments	(6,155,640)

Net change in unrealized appreciation/(depreciation) on futures contracts	48,477

Net Loss on Investments and Derivative Contracts	(2,195,584)

Net Increase in Net Assets Resulting From Operations	$671,782

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$2,867,366	$4,129,116

Net realized gain/(loss) from investments and derivative contracts	3,911,579	3,534,079

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(6,107,163)	11,971,860

Net Increase in Net Assets Resulting from Operations	671,782	19,635,055

Capital Share Transactions

Proceeds from sales of shares	48,578,957	40,170,197

Cost of shares redeemed	(22,800,058)	(62,986,425)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	25,778,899	(22,816,228)

Net Increase/(Decrease) in Net Assets	26,450,681	(3,181,173)

Net Assets

Beginning of period	306,695,768	309,876,941

End of period	$333,146,449	$306,695,768

Other Information:

Shares

Sold	4,572,841	3,832,720

Redeemed	(2,152,365)	(6,184,018)

Net Increase/(Decrease)	2,420,476	(2,351,298)

10	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

11

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)		Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$10.74	$0.10	$(0.08)		$0.02	$10.76	0.19%	(4)

Year Ended 12/31/20	10.03	0.14	0.57		0.71	10.74	7.08%

Period Ended 12/31/19(5)	10.00	0.03	0.00	(6)	0.03	10.03	0.30%	(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MULTI-SECTOR BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$333,146	0.88%	(4)	0.88%	(4)	1.82%	(4)	1.82%	(4)	123%	(4)

306,696	0.89%		0.89%		1.38%		1.38%		163%

309,877	0.93%	(4)	0.93%	(4)	1.33%	(4)	1.33%	(4)	27%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Multi-Sector Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide a high current income with a secondary objective of capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

During the six months ended June 30, 2021, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of June 30, 2021.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2021.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.52% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.00% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue did not waive any fees or pay any Fund expenses.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $395,884 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2021, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$399,461,131	$18,061,408
Sales	310,567,677	75,075,628

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2021, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

i. LIBOR Risk Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The head of the UK Financial Conduct Authority has announced that after 2021 it will no longer persuade nor compel banks to submit rates for the calculation of LIBOR. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes and other instruments or investments comprising some or all of a fund’s portfolio. A fund may continue to invest in instruments that reference LIBOR or otherwise use reference rates due to favorable liquidity or pricing. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. At this time, it is not possible to predict the effect of the establishment of any replacement rate or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2021 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MULTI-SECTOR BOND VIP FUND

As of June 30, 2021, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$1,318,510

Liability Derivatives
Futures Contracts[1]	$(1,647,853)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2021 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain (Loss)
Futures Contracts[1]	$1,264,860	$—
Swap Contracts[2]	—	846,228

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$48,477	$—

Average Number of Notional Amounts
Futures Contracts[4]	1,109	—
Swap Contracts — Sell Protection	$—	$4,571,429
[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund,

(iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not

22

SUPPLEMENTAL INFORMATION (UNAUDITED)

Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

23

SUPPLEMENTAL INFORMATION (UNAUDITED)

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the

24

SUPPLEMENTAL INFORMATION (UNAUDITED)

expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The

25

SUPPLEMENTAL INFORMATION (UNAUDITED)

Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 2nd quintile. The

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

28

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB10525

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Large Cap Disciplined Value VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $218,534,205

Sector Allocation[1] As of June 30, 2021

Top Ten Holdings[2] As of June 30, 2021

Holding	% of Total Net Assets
Johnson & Johnson	3.07%
JPMorgan Chase & Co.	3.06%
Berkshire Hathaway, Inc., Class B	2.88%
Cisco Systems, Inc.	2.77%
ConocoPhillips	2.15%
Alphabet, Inc., Class A	2.08%
AutoZone, Inc.	2.05%
Bank of America Corp.	2.03%
Applied Materials, Inc.	1.92%
Cigna Corp.	1.92%
Total	23.93%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$ 1,000.00	$1,210.50	$5.32	0.97%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,019.98	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 99.2%

Aerospace & Defense – 3.5%

General Dynamics Corp.	13,471	$2,536,051

Howmet Aerospace, Inc.(1)	59,839	2,062,650

Northrop Grumman Corp.	2,782	1,011,062

The Boeing Co.(1)	8,446	2,023,324

		7,633,087
Auto Components – 0.4%

Lear Corp.	4,571	801,205

		801,205
Automobiles – 0.7%

Harley-Davidson, Inc.	31,767	1,455,564

		1,455,564
Banks – 10.4%

Bank of America Corp.	107,500	4,432,225

Citigroup, Inc.	47,892	3,388,359

Fifth Third Bancorp	42,163	1,611,892

JPMorgan Chase & Co.	42,952	6,680,754

Truist Financial Corp.	68,508	3,802,194

Wells Fargo & Co.	64,311	2,912,645

		22,828,069
Beverages – 1.0%

Coca-Cola Europacific Partners PLC	37,454	2,221,771

		2,221,771
Biotechnology – 1.0%

AbbVie, Inc.	19,094	2,150,748

		2,150,748
Building Products – 0.9%

Allegion PLC	5,477	762,946

Owens Corning	12,353	1,209,359

		1,972,305
Capital Markets – 2.7%

The Charles Schwab Corp.	39,967	2,909,997

The Goldman Sachs Group, Inc.	8,110	3,077,988

		5,987,985
Chemicals – 3.2%

Axalta Coating Systems Ltd.(1)	35,358	1,078,065

DuPont de Nemours, Inc.	48,558	3,758,875

FMC Corp.	10,051	1,087,518

PPG Industries, Inc.	6,128	1,040,351

		6,964,809
Communications Equipment – 2.8%

Cisco Systems, Inc.	114,178	6,051,434

		6,051,434
Construction Materials – 0.5%

CRH PLC, ADR	21,541	1,095,144

		1,095,144
Consumer Finance – 1.2%

Capital One Financial Corp.	16,849	2,606,372

		2,606,372

June 30, 2021 (unaudited)	Shares	Value
Distributors – 0.8%

LKQ Corp.(1)	36,499	$1,796,481

		1,796,481
Diversified Financial Services – 2.9%

Berkshire Hathaway, Inc., Class B(1)	22,664	6,298,779

		6,298,779
Electrical Equipment – 1.9%

Eaton Corp. PLC	21,301	3,156,382

Vertiv Holdings Co.	35,386	966,038

		4,122,420
Energy Equipment & Services – 1.0%

Schlumberger N.V.	69,640	2,229,176

		2,229,176
Food & Staples Retailing – 0.6%

US Foods Holding Corp.(1)	34,685	1,330,516

		1,330,516
Health Care Providers & Services – 9.4%

AmerisourceBergen Corp.	14,768	1,690,788

Anthem, Inc.	10,772	4,112,749

Centene Corp.(1)	35,331	2,576,690

Cigna Corp.	17,669	4,188,790

CVS Health Corp.	25,856	2,157,425

McKesson Corp.	8,884	1,698,976

UnitedHealth Group, Inc.	10,198	4,083,687

		20,509,105
Hotels, Restaurants & Leisure – 0.7%

Las Vegas Sands Corp.(1)	29,614	1,560,362

		1,560,362
Household Durables – 2.6%

Lennar Corp., Class A	13,351	1,326,422

Mohawk Industries, Inc.(1)	11,559	2,221,524

Sony Group Corp., ADR	23,067	2,242,574

		5,790,520
Insurance – 4.5%

Aflac, Inc.	18,122	972,427

American International Group, Inc.	33,720	1,605,072

Chubb Ltd.	20,960	3,331,382

Everest Re Group Ltd.	5,909	1,489,127

The Progressive Corp.	24,572	2,413,216

		9,811,224
Interactive Media & Services – 3.4%

Alphabet, Inc., Class A(1)	1,858	4,536,846

Facebook, Inc., Class A(1)	8,296	2,884,602

		7,421,448
IT Services – 1.1%

Fidelity National Information Services, Inc.	16,831	2,384,448

		2,384,448
Leisure Products – 0.4%

Polaris, Inc.	6,856	938,998

		938,998

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Life Sciences Tools & Services – 1.3%

Avantor, Inc.(1)	79,188	$2,811,966

		2,811,966
Machinery – 5.7%

Allison Transmission Holdings, Inc.	17,245	685,316

Caterpillar, Inc.	13,358	2,907,101

Deere & Co.	10,705	3,775,761

Dover Corp.	10,566	1,591,240

Otis Worldwide Corp.	25,913	2,118,906

Westinghouse Air Brake Technologies Corp.	18,114	1,490,782

		12,569,106
Media – 1.0%

Charter Communications, Inc., Class A(1)	2,923	2,108,798

		2,108,798
Metals & Mining – 0.9%

Kinross Gold Corp.	124,382	789,826

Newmont Corp.	20,132	1,275,966

		2,065,792
Multi-Utilities – 1.7%

CenterPoint Energy, Inc.	76,467	1,874,971

Dominion Energy, Inc.	24,098	1,772,890

		3,647,861
Multiline Retail – 0.5%

Kohl’s Corp.	20,852	1,149,154

		1,149,154
Oil, Gas & Consumable Fuels – 6.9%

BP PLC, ADR	35,848	947,104

Canadian Natural Resources Ltd.	55,111	1,999,427

ConocoPhillips	77,101	4,695,451

EOG Resources, Inc.	8,985	749,708

HollyFrontier Corp.	31,584	1,039,114

Marathon Petroleum Corp.	53,247	3,217,184

Pioneer Natural Resources Co.	14,960	2,431,299

		15,079,287
Pharmaceuticals – 5.7%

Johnson & Johnson	40,771	6,716,614

Novartis AG, ADR	35,815	3,267,761

Pfizer, Inc.	64,067	2,508,864

		12,493,239
Road & Rail – 0.7%

Union Pacific Corp.	6,581	1,447,359

		1,447,359
Semiconductors & Semiconductor Equipment – 7.7%

Applied Materials, Inc.	29,467	4,196,101

KLA Corp.	4,256	1,379,838

Lam Research Corp.	3,422	2,226,695

Micron Technology, Inc.(1)	42,516	3,613,010

NXP Semiconductors N.V.	8,431	1,734,425

Qorvo, Inc.(1)	9,809	1,919,131

QUALCOMM, Inc.	13,122	1,875,527

		16,944,727

June 30, 2021 (unaudited)	Shares	Value
Software – 2.4%

NortonLifeLock, Inc.	43,422	$1,181,947

Oracle Corp.	30,640	2,385,018

SS&C Technologies Holdings, Inc.	21,991	1,584,671

		5,151,636
Specialty Retail – 3.3%

AutoZone, Inc.(1)	3,008	4,488,598

Lowe’s Cos., Inc.	7,052	1,367,876

The TJX Cos., Inc.	20,169	1,359,794

		7,216,268
Technology Hardware, Storage & Peripherals – 0.4%

NetApp, Inc.	10,941	895,193

		895,193
Textiles, Apparel & Luxury Goods – 1.2%

Tapestry, Inc.(1)	58,468	2,542,189

		2,542,189
Trading Companies & Distributors – 1.1%

United Rentals, Inc.(1)	7,679	2,449,678

		2,449,678
Wireless Telecommunication Services – 1.1%

T-Mobile US, Inc.(1)	16,360	2,369,419

		2,369,419

Total Common Stocks (Cost $153,921,906)		216,903,642

	Principal Amount	Value
Short–Term Investment – 0.9%

Repurchase Agreements – 0.9%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $1,869,392, due 7/1/2021(2)	$1,869,392	1,869,392

Total Repurchase Agreements (Cost $1,869,392)		1,869,392

Total Investments – 100.1% (Cost $155,791,298)		218,773,034

Liabilities in excess of other assets – (0.1)%		(238,829)

Total Net Assets – 100.0%		$218,534,205

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.375%	7/15/2025	$1,541,800	$1,906,857

Legend:

ADR — American Depositary Receipt

TIPS — Treasury Inflation–Protected Securities

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$216,903,642	$—	$—	$216,903,642
Repurchase Agreements	—	1,869,392	—	1,869,392
Total	$216,903,642	$1,869,392	$—	$218,773,034

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$218,773,034

Cash	3,131

Receivable for investments sold	846,184

Dividends/interest receivable	89,899

Foreign tax reclaims receivable	36,386

Reimbursement receivable from adviser	1,653

Prepaid expenses	3,740

Total Assets	219,754,027

Liabilities

Payable for investments purchased	779,334

Payable for fund shares redeemed	194,474

Investment advisory fees payable	113,263

Distribution fees payable	45,481

Accrued custodian and accounting fees	20,844

Accrued audit fees	13,797

Accrued expenses and other liabilities	52,629

Total Liabilities	1,219,822

Total Net Assets	$218,534,205

Net Assets Consist of:

Paid-in capital	$136,834,907

Distributable earnings	81,699,298

Total Net Assets	$218,534,205

Investments, at Cost	$155,791,298

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	12,626,025

Net Asset Value Per Share	$17.31

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$1,979,466

Withholding taxes on foreign dividends	(27,730)

Total Investment Income	1,951,736

Expenses

Investment advisory fees	713,494

Distribution fees	286,958

Professional fees	35,672

Trustees’ and officers’ fees	33,434

Custodian and accounting fees	24,679

Administrative fees	15,460

Transfer agent fees	6,221

Shareholder reports	4,928

Other expenses	8,893

Total Expenses	1,129,739

Less: Fees waived	(16,341)

Total Expenses, Net	1,113,398

Net Investment Income/(Loss)	838,338

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	20,675,454

Net change in unrealized appreciation/(depreciation) on investments	23,631,823

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	(152)

Net Gain on Investments and Foreign Currency Transactions	44,307,125

Net Increase in Net Assets Resulting From Operations	$45,145,463

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$838,338	$2,981,896

Net realized gain/(loss) from investments	20,675,454	(12,211,384)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	23,631,671	15,262,660

Net Increase in Net Assets Resulting from Operations	45,145,463	6,033,172

Capital Share Transactions

Proceeds from sales of shares	544,606	23,627,784

Cost of shares redeemed	(50,565,929)	(19,500,365)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(50,021,323)	4,127,419

Net Increase/(Decrease) in Net Assets	(4,875,860)	10,160,591

Net Assets

Beginning of period	223,410,065	213,249,474

End of period	$218,534,205	$223,410,065

Other Information:

Shares

Sold	31,946	2,101,370

Redeemed	(3,029,912)	(1,564,027)

Net Increase/(Decrease)	(2,997,966)	537,343

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
`	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$14.30	$0.06		$2.95	$3.01	$17.31	21.05%	(4)

Year Ended 12/31/20	14.13	0.19	(5)	(0.02)	0.17	14.30	1.20%

Year Ended 12/31/19	11.45	0.16		2.52	2.68	14.13	23.41%

Year Ended 12/31/18	12.85	0.15		(1.55)	(1.40)	11.45	(10.89)%

Year Ended 12/31/17	10.78	0.10		1.97	2.07	12.85	19.20%

Period Ended 12/31/16(6)	10.00	0.03		0.75	0.78	10.78	7.80%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$218,534	0.97%	(4)	0.98%	(4)	0.73%	(4)	0.72%	(4)	23%	(4)

223,410	0.97%		1.02%		1.53%	(5)	1.48%	(5)	73%

213,249	0.97%		1.03%		1.22%		1.16%		66%

185,363	0.97%		1.08%		1.16%		1.05%		56%

15,905	0.98%		1.91%		0.89%		(0.04)%		71%

17,081	0.98%	(4)	2.70%	(4)	0.88%	(4)	(0.84)%	(4)	19%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)

Reflects a special dividend paid out during the year by one of the Fund’s holdings. Had the Fund not received the special dividend, the Net Investment Income per share would have been $0.14, the Net Ratio of Net Investment Income to Average Net Assets would have been 1.15%, and the Gross Ratio of Net Investment Income/(Loss) to Average Net Assets would have been 1.10%.

(6) Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $16,341.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The entitlement to recoupment by Park Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $286,958 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments)

amounted to $51,223,233 and $97,831,683, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund,

(iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and

20

SUPPLEMENTAL INFORMATION (UNAUDITED)

that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

21

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Growth & Income VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GROWTH & INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $194,360,489

Sector Allocation[1] As of June 30, 2021

Top Ten Holdings[2] As of June 30, 2021

Holding	% of Total Net Assets
Berkshire Hathaway, Inc., Class B	3.80%
Philip Morris International, Inc.	3.62%
Wells Fargo & Co.	3.55%
Comcast Corp., Class A	3.36%
The Allstate Corp.	2.69%
Target Corp.	2.68%
CBRE Group, Inc., Class A	2.46%
Amgen, Inc.	2.36%
Verizon Communications, Inc.	2.31%
Alexion Pharmaceuticals, Inc.	2.30%
Total	29.13%

[1]	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
[2]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$1,000.00	$1,202.70	$5.35	0.98%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.94	$4.91	0.98%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Common Stocks – 97.6%

Aerospace & Defense – 3.9%

Curtiss-Wright Corp.	11,049	$1,312,179

Hexcel Corp.(1)	26,012	1,623,149

Raytheon Technologies Corp.	28,558	2,436,283

Textron, Inc.	33,156	2,280,138

		7,651,749
Auto Components – 2.4%

BorgWarner, Inc.	45,704	2,218,472

Gentex Corp.	72,746	2,407,165

		4,625,637
Banks – 7.3%

Citigroup, Inc.	49,945	3,533,609

JPMorgan Chase & Co.	24,286	3,777,445

Wells Fargo & Co.	152,370	6,900,837

		14,211,891
Biotechnology – 4.7%

Alexion Pharmaceuticals, Inc.(1)	24,370	4,477,013

Amgen, Inc.	18,796	4,581,525

		9,058,538
Capital Markets – 3.0%

Northern Trust Corp.	22,530	2,604,919

The Goldman Sachs Group, Inc.	8,702	3,302,670

		5,907,589
Communications Equipment – 3.4%

Cisco Systems, Inc.	79,323	4,204,119

F5 Networks, Inc.(1)	13,337	2,489,484

		6,693,603
Construction & Engineering – 1.8%

EMCOR Group, Inc.	21,705	2,673,839

Valmont Industries, Inc.	3,260	769,523

		3,443,362
Consumer Finance – 1.1%

Capital One Financial Corp.	14,122	2,184,532

		2,184,532
Distributors – 2.1%

LKQ Corp.(1)	83,416	4,105,736

		4,105,736
Diversified Financial Services – 3.8%

Berkshire Hathaway, Inc., Class B(1)	26,565	7,382,945

		7,382,945
Diversified Telecommunication Services – 2.3%

Verizon Communications, Inc.	80,236	4,495,623

		4,495,623
Electrical Equipment – 2.6%

Acuity Brands, Inc.	3,704	692,759

Emerson Electric Co.	32,670	3,144,161

Hubbell, Inc.	6,554	1,224,549

		5,061,469

June 30, 2021 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components – 1.6%

Keysight Technologies, Inc.(1)	14,907	$2,301,790

Littelfuse, Inc.	2,975	758,000

		3,059,790
Energy Equipment & Services – 0.8%

Helmerich & Payne, Inc.	45,651	1,489,592

		1,489,592
Equity Real Estate Investment – 0.6%

Mid-America Apartment Communities, Inc. REIT	7,150	1,204,203

		1,204,203
Food & Staples Retailing – 2.1%

Walmart, Inc.	28,498	4,018,788

		4,018,788
Health Care Providers & Services – 4.8%

Anthem, Inc.	10,873	4,151,311

Cigna Corp.	16,530	3,918,767

Quest Diagnostics, Inc.	9,871	1,302,676

		9,372,754
Household Durables – 2.8%

D.R. Horton, Inc.	41,742	3,772,225

Garmin Ltd.	11,871	1,717,021

		5,489,246
Industrial Conglomerates – 1.1%

3M Co.	10,515	2,088,594

		2,088,594
Insurance – 4.3%

Aflac, Inc.	25,955	1,392,745

Fidelity National Financial, Inc.	38,097	1,655,696

The Allstate Corp.	40,128	5,234,296

		8,282,737
Internet & Direct Marketing Retail – 1.4%

eBay, Inc.	39,684	2,786,214

		2,786,214
IT Services – 4.1%

Cognizant Technology Solutions Corp., Class A	41,581	2,879,900

FleetCor Technologies, Inc.(1)	8,304	2,126,322

Maximus, Inc.	34,558	3,040,068

		8,046,290
Life Sciences Tools & Services – 0.1%

Bio-Rad Laboratories, Inc., Class A(1)	403	259,649

		259,649
Machinery – 2.3%

Altra Industrial Motion Corp.	9,127	593,438

Flowserve Corp.	33,251	1,340,680

The Middleby Corp.(1)	5,248	909,268

Westinghouse Air Brake Technologies Corp.	20,383	1,677,521

		4,520,907

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Media – 3.4%

Comcast Corp., Class A	114,506	$6,529,132

		6,529,132
Metals & Mining – 2.1%

BHP Group Ltd., ADR	28,110	2,047,252

Steel Dynamics, Inc.	32,362	1,928,775

		3,976,027
Multiline Retail – 3.8%

Dollar General Corp.	9,765	2,113,048

Target Corp.	21,496	5,196,443

		7,309,491
Oil, Gas & Consumable Fuels – 3.8%

Chevron Corp.	14,546	1,523,548

ConocoPhillips	35,787	2,179,428

EOG Resources, Inc.	28,442	2,373,201

Phillips 66	16,042	1,376,724

		7,452,901
Pharmaceuticals – 4.3%

Pfizer, Inc.	99,078	3,879,894

Roche Holding AG, ADR	93,500	4,393,565

		8,273,459
Professional Services – 3.1%

Leidos Holdings, Inc.	33,914	3,428,705

Robert Half International, Inc.	28,714	2,554,685

		5,983,390
Real Estate Management & Development – 2.5%

CBRE Group, Inc., Class A(1)	55,649	4,770,789

		4,770,789
Road & Rail – 2.3%

Kansas City Southern	6,795	1,925,499

Knight-Swift Transportation Holdings, Inc.	54,358	2,471,115

		4,396,614
Semiconductors & Semiconductor Equipment – 0.7%

MKS Instruments, Inc.	7,967	1,417,728

		1,417,728
Specialty Retail – 2.0%

AutoZone, Inc.(1)	1,437	2,144,320

Murphy USA, Inc.	13,655	1,821,168

		3,965,488

June 30, 2021 (unaudited)	Shares	Value
Textiles, Apparel & Luxury Goods – 1.0%

Deckers Outdoor Corp.(1)	5,017	$1,926,879

		1,926,879
Tobacco – 3.6%

Philip Morris International, Inc.	71,022	7,038,990

		7,038,990
Trading Companies & Distributors – 0.6%

MSC Industrial Direct Co., Inc., Class A	12,151	1,090,309

		1,090,309

Total Common Stocks (Cost $137,032,601)		189,572,635

	Principal Amount	Value
Short–Term Investment – 2.1%
Repurchase Agreements – 2.1%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $4,128,699, due 7/1/2021(2)	$4,128,699	4,128,699

Total Repurchase Agreements (Cost $4,128,699)		4,128,699

Total Investments – 99.7% (Cost $141,161,300)		193,701,334

Assets in excess of other liabilities – 0.3%		659,155

Total Net Assets – 100.0%		$194,360,489

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
10-Year U.S. TIPS	0.375%	7/15/2025	$3,405,100	$4,211,336

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

TIPS — Treasury Inflation–Protected Securities

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$189,572,635	$—	$—	$189,572,635
Repurchase Agreements	—	4,128,699	—	4,128,699
Total	$189,572,635	$4,128,699	$—	$193,701,334

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$193,701,334

Receivable for investments sold	886,933

Receivable for fund shares subscribed	317,634

Dividends/interest receivable	158,062

Foreign tax reclaims receivable	92,213

Reimbursement receivable from adviser	3,278

Prepaid expenses	3,285

Total Assets	195,162,739

Liabilities

Payable for investments purchased	452,202

Payable for fund shares redeemed	135,346

Investment advisory fees payable	101,465

Distribution fees payable	40,565

Accrued audit fees	13,798

Accrued custodian and accounting fees	8,852

Accrued trustees’ and officers’ fees	207

Accrued expenses and other liabilities	49,815

Total Liabilities	802,250

Total Net Assets	$194,360,489

Net Assets Consist of:

Paid-in capital	$117,906,502

Distributable earnings	76,453,987

Total Net Assets	$194,360,489

Investments, at Cost	$141,161,300

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	10,811,484

Net Asset Value Per Share	$17.98

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$1,819,434

Withholding taxes on foreign dividends	(20,738)

Total Investment Income	1,798,696

Expenses

Investment advisory fees	629,498

Distribution fees	251,960

Professional fees	33,253

Trustees’ and officers’ fees	29,567

Custodian and accounting fees	17,892

Administrative fees	12,918

Transfer agent fees	5,838

Shareholder reports	1,549

Other expenses	7,870

Total Expenses	990,345

Less: Fees waived	(7,198)

Total Expenses, Net	983,147

Net Investment Income/(Loss)	815,549

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	16,565,925

Net change in unrealized appreciation/(depreciation) on investments	20,575,029

Net Gain on Investments	37,140,954

Net Increase in Net Assets Resulting From Operations	$37,956,503

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$815,549	$2,000,069

Net realized gain/(loss) from investments	16,565,925	(5,727,040)

Net change in unrealized appreciation/(depreciation) on investments	20,575,029	9,523,626

Net Increase in Net Assets Resulting from Operations	37,956,503	5,796,655

Capital Share Transactions

Proceeds from sales of shares	1,672,863	22,384,531

Cost of shares redeemed	(43,423,815)	(17,198,729)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(41,750,952)	5,185,802

Net Increase/(Decrease) in Net Assets	(3,794,449)	10,982,457

Net Assets

Beginning of period	198,154,938	187,172,481

End of period	$194,360,489	$198,154,938

Other Information:

Shares

Sold	100,369	1,782,110

Redeemed	(2,547,041)	(1,308,309)

Net Increase/(Decrease)	(2,446,672)	473,801

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$14.95	$0.07	$2.96	$3.03	$17.98	20.27	%(4)

Year Ended 12/31/20	14.64	0.15	0.16	0.31	14.95	2.12%

Year Ended 12/31/19	11.81	0.14	2.69	2.83	14.64	23.96%

Year Ended 12/31/18	12.85	0.12	(1.16)	(1.04)	11.81	(8.09)%

Year Ended 12/31/17	10.70	0.09	2.06	2.15	12.85	20.09%

Period Ended 12/31/16(5)	10.00	0.04	0.66	0.70	10.70	7.00	%(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$194,360	0.98	%(4)	0.98	%(4)	0.80	%(4)	0.80	%(4)	14	%(4)

198,155	1.01%		1.03%		1.17%		1.15%		36%

187,172	1.01%		1.04%		1.01%		0.98%		36%

164,861	1.01%		1.08%		0.94%		0.87%		58%

10,542	0.98%		2.04%		0.81%		(0.25)%		85%

9,457	0.98	%(4)	3.11	%(4)	1.20	%(4)	(0.93)	%(4)	11	%(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments, if any.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2021, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to May 1, 2021, the expense limitation was 1.01%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $7,198.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 are not subject to Park Avenue’s recoupment rights. The entitlement to recoupment by Park Avenue from the Fund under the Expense Limitation Agreement expired on April 9, 2021.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $251,960 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments)

amounted to $27,425,652 and $67,105,179, respectively, for the six months ended June 30, 2021. During the six months ended June 30, 2021, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund,

(iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided

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SUPPLEMENTAL INFORMATION (UNAUDITED)

to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included

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SUPPLEMENTAL INFORMATION (UNAUDITED)

breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and

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SUPPLEMENTAL INFORMATION (UNAUDITED)

that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

22

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2021

Semiannual Report

All Data as of June 30, 2021

Guardian Total Return Bond VIP Fund

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2021. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN TOTAL RETURN BOND VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $369,124,977

Bond Sector Allocation[1] As of June 30, 2021

Bond Quality Allocation[2] As of June 30, 2021

1

GUARDIAN TOTAL RETURN BOND VIP FUND

Top Ten Holdings[1] As of June 30, 2021

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Note	1.500%	9/30/2024	6.67%
SPDR Blackstone Senior Loan ETF	—	—	2.58%
Invesco Senior Loan ETF	—	—	2.54%
Hess Corp.	4.300%	4/1/2027	2.23%
Credit Suisse Group AG	3.869%	1/12/2029	2.06%
Constellation Brands, Inc.	2.875%	5/1/2030	1.98%
Federal Farm Credit Banks Funding Corp.	1.600%	1/21/2022	1.84%
General Motors Financial Co., Inc.	3.600%	6/21/2030	1.69%
U.S. Treasury Bond	2.250%	8/15/2049	1.66%
Air Lease Corp.	4.625%	10/1/2028	1.65%
Total			24.90%

[1]	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
[2]

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Park Avenue Institutional Advisers LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/21	Ending Account Value 6/30/21	Expenses Paid During Period* 1/1/21-6/30/21	Expense Ratio During Period 1/1/21-6/30/21
Based on Actual Return	$ 1,000.00	$ 993.50	$3.90	0.79%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Asset–Backed Securities – 9.9%

AIMCO CLO 2017-AA DR 3.338% (LIBOR 3 Month + 3.15%) due 4/20/2034(1)(2)	$2,000,000	$2,009,256

AIMCO CLO 14 Ltd. 2021-14A D 3.088% (LIBOR 3 Month + 2.90%) due 4/20/2034(1)(2)	2,200,000	2,196,550

Ares XXXIIR CLO Ltd. 2014-32RA B 1.956% (LIBOR 3 Month + 1.80%) due 5/15/2030(1)(2)	1,200,000	1,190,280

Ares XXXIV CLO Ltd. 2015-2A BR2 1.79% (LIBOR 3 Month + 1.60%) due 4/17/2033(1)(2)	450,000	453,877

Battalion CLO XIX Ltd. 2021-19A D 3.428% (LIBOR 3 Month + 3.25%) due 4/15/2034(1)(2)	2,200,000	2,196,682

Battalion CLO XX Ltd. 2021-20A D 3.219% (LIBOR 3 Month + 3.10%) due 7/15/2034(1)(2)	2,000,000	1,997,000

BlueMountain CLO Ltd. 2014-2A BR2 1.938% (LIBOR 3 Month + 1.75%) due 10/20/2030(1)(2)	800,000	799,597

Carlyle U.S. CLO Ltd. 2017-3A BR 2.188% (LIBOR 3 Month + 2.00%) due 7/20/2029(1)(2)	3,000,000	2,998,485

CIFC Funding Ltd. 2013-4A BRR 1.781% (LIBOR 3 Month + 1.60%) due 4/27/2031(1)(2)	800,000	797,600

Commonbond Student Loan Trust 2021-AGS A 1.20% due 3/25/2052(1)	1,579,415	1,571,619

Elmwood CLO IX Ltd. 2021-2A C 2.039% (LIBOR 3 Month + 1.90%) due 7/20/2034(1)(2)	3,000,000	2,998,500

Greywolf CLO II Ltd. 2013-1A C2RR 4.384% (LIBOR 3 Month + 4.20%) due 4/15/2034(1)(2)	2,700,000	2,695,910

ICG U.S. CLO Ltd. 2018-2A B 1.934% (LIBOR 3 Month + 1.75%) due 7/22/2031(1)(2)	2,500,000	2,501,318

Neuberger Berman CLO XVI-S Ltd. 2017-16SA BR 1.60% (LIBOR 3 Month + 1.40%) due 4/15/2034(1)(2)	1,000,000	999,498

June 30, 2021 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Neuberger Berman CLO XVII Ltd. 2014-17A BR2 1.684% (LIBOR 3 Month + 1.50%) due 4/22/2029(1)(2)	$1,100,000	$1,096,920

Octagon Loan Funding Ltd. 2014-1A CRR 2.355% (LIBOR 3 Month + 2.20%) due 11/18/2031(1)(2)	3,200,000	3,184,000

OHA Credit Funding 3 Ltd. 2019-3A CR 2.14% (LIBOR 3 Month + 1.95%) due 7/2/2035(1)(2)	3,000,000	2,998,500

Riserva CLO Ltd. 2016-3A CRR 1.99% (LIBOR 3 Month + 1.80%) due 1/18/2034(1)(2)	3,000,000	2,939,700

Voya CLO Ltd. 2016-3A A3R 1.94% (LIBOR 3 Month + 1.75%) due 10/18/2031(1)(2)	955,000	961,881

Total Asset–Backed Securities (Cost $36,644,962)		36,587,173
Corporate Bonds & Notes – 63.6%

Aerospace & Defense – 2.2%

Northrop Grumman Corp.
4.40% due 5/1/2030	1,400,000	1,655,766
5.25% due 5/1/2050	800,000	1,124,944

The Boeing Co.
3.75% due 2/1/2050	1,150,000	1,186,283
5.15% due 5/1/2030	3,550,000	4,206,927

		8,173,920
Agriculture – 1.2%

Altria Group, Inc. 2.45% due 2/4/2032	4,750,000	4,591,113

		4,591,113
Airlines – 0.6%

American Airlines, Inc. 11.75% due 7/15/2025(1)	1,700,000	2,133,177

		2,133,177
Auto Manufacturers – 2.8%

Ford Motor Co. 9.625% due 4/22/2030	875,000	1,254,251

Ford Motor Credit Co. LLC
4.00% due 11/13/2030	1,650,000	1,730,850
4.125% due 8/17/2027	1,000,000	1,061,360

General Motors Co. 5.95% due 4/1/2049	150,000	204,222

General Motors Financial Co., Inc. 3.60% due 6/21/2030	5,750,000	6,232,770

		10,483,453
Beverages – 2.0%

Constellation Brands, Inc. 2.875% due 5/1/2030	6,950,000	7,299,237

		7,299,237

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Building Materials – 2.4%

Cornerstone Building Brands, Inc. 6.125% due 1/15/2029(1)	$1,500,000	$1,611,450

Fortune Brands Home & Security, Inc. 3.25% due 9/15/2029	3,500,000	3,769,710

Owens Corning 3.95% due 8/15/2029	3,200,000	3,616,832

		8,997,992
Chemicals – 2.3%

Nutrien Ltd. 2.95% due 5/13/2030	4,600,000	4,855,668

The Sherwin-Williams Co. 2.30% due 5/15/2030	3,600,000	3,650,328

		8,505,996
Commercial Banks – 7.6%

Bank of America Corp. 2.687% (2.687% fixed rate until 4/22/2031; SOFR + 1.32% thereafter) due 4/22/2032(2)	4,850,000	4,995,888
2.831% (2.831% fixed rate until 10/24/2050; SOFR + 1.88% thereafter) due 10/24/2051(2)	1,500,000	1,466,175

Citigroup, Inc.
2.572% (2.572% fixed rate until 6/3/2030; SOFR + 2.11% thereafter) due 6/3/2031(2)	1,100,000	1,130,459
4.65% due 7/23/2048	450,000	589,428

Credit Suisse Group AG 3.869% (3.869% fixed rate until 1/12/2028; LIBOR 3 Month + 1.41% thereafter) due 1/12/2029(1)(2)	6,900,000	7,593,312

Discover Bank 2.70% due 2/6/2030	5,300,000	5,548,994

JPMorgan Chase & Co. 2.58% (2.580% fixed rate until 4/22/2031; SOFR + 1.25% thereafter) due 4/22/2032(2)	4,000,000	4,109,560

Morgan Stanley
1.928% (1.928% fixed rate until 4/28/2021; SOFR + 1.02% thereafter) due 4/28/2032(2)	1,800,000	1,750,626
3.217% (3.217% fixed rate until 4/22/2041; SOFR + 1.49% thereafter) due 4/22/2042(2)	800,000	846,504

		28,030,946
Commercial Services – 0.1%

Team Health Holdings, Inc. 6.375% due 2/1/2025(1)	500,000	475,940

		475,940
Diversified Financial Services – 2.6%

Air Lease Corp. 4.625% due 10/1/2028	5,400,000	6,102,594

June 30, 2021 (unaudited)	Principal Amount	Value
Diversified Financial Services (continued)

Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.15% due 1/23/2030	$3,100,000	$3,484,524

		9,587,118
Electric – 1.4%

FirstEnergy Corp. 2.65% due 3/1/2030	5,000,000	4,972,500

		4,972,500
Entertainment – 0.2%

Cinemark USA, Inc. 5.25% due 7/15/2028(1)	650,000	666,543

		666,543
Environmental Control – 1.5%

Waste Connections, Inc.
2.60% due 2/1/2030	3,000,000	3,102,870
3.05% due 4/1/2050	750,000	763,335

Waste Management, Inc.
1.50% due 3/15/2031	1,500,000	1,419,615
2.50% due 11/15/2050	200,000	186,492

		5,472,312
Food – 1.6%

General Mills, Inc. 2.875% due 4/15/2030	1,700,000	1,802,595

Kraft Heinz Foods Co. 4.25% due 3/1/2031	2,650,000	3,016,044

Post Holdings, Inc. 5.75% due 3/1/2027(1)	1,000,000	1,047,280

		5,865,919
Food Service – 0.5%

Aramark Services, Inc. 6.375% due 5/1/2025(1)	1,650,000	1,752,746

		1,752,746
Healthcare-Services – 0.2%

Surgery Center Holdings, Inc. 10.00% due 4/15/2027(1)	650,000	713,882

		713,882
Home Builders – 1.2%

MDC Holdings, Inc. 2.50% due 1/15/2031	1,450,000	1,412,532

NVR, Inc. 3.00% due 5/15/2030	2,800,000	2,967,216

		4,379,748
Insurance – 3.2%

Aon Corp. 2.80% due 5/15/2030	1,740,000	1,830,550

Chubb INA Holdings, Inc. 1.375% due 9/15/2030	2,600,000	2,473,458

CNA Financial Corp. 2.05% due 8/15/2030	4,705,000	4,625,250

Liberty Mutual Group, Inc. 3.951% due 10/15/2050(1)	600,000	665,736

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Insurance (continued)

Willis North America, Inc. 2.95% due 9/15/2029	$2,160,000	$2,271,823

		11,866,817
Internet – 1.1%

Expedia Group, Inc. 2.95% due 3/15/2031	4,100,000	4,171,340

		4,171,340
Leisure Time – 0.4%

Viking Cruises Ltd. 13.00% due 5/15/2025(1)	1,365,000	1,605,295

		1,605,295
Lodging – 2.1%

Boyd Gaming Corp. 4.75% due 12/1/2027	500,000	517,445

Marriott International, Inc. 2.85% due 4/15/2031	5,350,000	5,436,777

MGM Resorts International 5.50% due 4/15/2027	1,650,000	1,811,568

		7,765,790
Machinery-Construction & Mining – 1.3%

Caterpillar, Inc.
1.90% due 3/12/2031	3,300,000	3,306,369
3.25% due 4/9/2050	1,300,000	1,440,803

		4,747,172
Media – 5.6%

AMC Networks, Inc. 4.25% due 2/15/2029	2,000,000	2,020,680

Audacy Capital Corp. 6.75% due 3/31/2029(1)	500,000	519,685

Charter Communications Operating LLC / Charter Communications Operating Capital 2.30% due 2/1/2032	3,500,000	3,370,955

Comcast Corp. 2.45% due 8/15/2052	1,925,000	1,737,890

CSC Holdings LLC 7.50% due 4/1/2028(1)	1,500,000	1,642,800

Discovery Communications LLC 3.625% due 5/15/2030	2,450,000	2,674,714

iHeartCommunications, Inc. 5.25% due 8/15/2027(1)	1,900,000	1,988,768

Scripps Escrow, Inc. 5.875% due 7/15/2027(1)	325,000	336,515

Sinclair Television Group, Inc. 5.50% due 3/1/2030(1)	1,750,000	1,782,935

Sirius XM Radio, Inc. 5.50% due 7/1/2029(1)	500,000	544,745

TEGNA, Inc. 5.00% due 9/15/2029	2,250,000	2,355,345

Univision Communications, Inc. 4.50% due 5/1/2029(1)	200,000	201,504

June 30, 2021 (unaudited)	Principal Amount	Value
Media (continued)

ViacomCBS, Inc.
4.375% due 3/15/2043	$1,100,000	$1,269,829
4.95% due 5/19/2050	300,000	379,086

		20,825,451
Mining – 0.3%

Freeport-McMoRan, Inc. 5.45% due 3/15/2043	900,000	1,100,304

		1,100,304
Oil & Gas – 4.0%

Antero Resources Corp. 8.375% due 7/15/2026(1)	2,430,000	2,763,372

Cenovus Energy, Inc.
4.25% due 4/15/2027	740,000	827,460
5.40% due 6/15/2047	1,300,000	1,614,158

Hess Corp. 4.30% due 4/1/2027	7,400,000	8,243,304

Marathon Petroleum Corp. 4.50% due 4/1/2048	1,150,000	1,315,186

		14,763,480
Oil & Gas Services – 0.1%

TechnipFMC PLC 6.50% due 2/1/2026(1)	300,000	323,646

		323,646
Packaging & Containers – 1.0%

Amcor Flexibles North America, Inc. 2.69% due 5/25/2031	3,600,000	3,670,164

		3,670,164
Pharmaceuticals – 1.3%

AbbVie, Inc. 4.25% due 11/21/2049	2,150,000	2,577,829

Bausch Health Cos., Inc.
5.25% due 1/30/2030(1)	500,000	466,490
6.125% due 4/15/2025(1)	1,599,000	1,638,463

		4,682,782
Pipelines – 2.7%

Energy Transfer LP
3.75% due 5/15/2030	4,450,000	4,837,951
5.00% due 5/15/2050	700,000	808,668

ONEOK, Inc.
3.40% due 9/1/2029	1,700,000	1,812,506
4.00% due 7/13/2027	2,100,000	2,320,626

		9,779,751
Real Estate Investment Trusts – 1.5%

Simon Property Group LP 2.20% due 2/1/2031	5,500,000	5,432,955

		5,432,955
Retail – 0.9%

Kohl’s Corp. 5.55% due 7/17/2045	1,050,000	1,259,118

Magic Mergeco, Inc. 7.875% due 5/1/2029(1)	500,000	515,195

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2021 (unaudited)	Principal Amount	Value
Retail (continued)

PetSmart, Inc. / PetSmart Finance Corp. 7.75% due 2/15/2029(1)	$1,500,000	$1,654,440

		3,428,753
Semiconductors – 3.8%

Broadcom, Inc. 4.30% due 11/15/2032	4,450,000	5,066,859

KLA Corp. 4.10% due 3/15/2029	2,700,000	3,112,965

NXP B.V. / NXP Funding LLC / NXP USA, Inc.
3.40% due 5/1/2030(1)	900,000	981,126
4.30% due 6/18/2029(1)	4,300,000	4,934,766

		14,095,716
Telecommunications – 3.7%

AT&T, Inc. 3.50% due 9/15/2053(1)	2,500,000	2,507,300

4.30% due 2/15/2030	3,500,000	4,046,700

Level 3 Financing, Inc. 4.625% due 9/15/2027(1)	1,000,000	1,037,610

Sprint Corp. 7.625% due 3/1/2026	500,000	611,670

T-Mobile USA, Inc. 4.75% due 2/1/2028	1,650,000	1,766,935

Vodafone Group PLC 4.375% due 5/30/2028	3,150,000	3,664,269

		13,634,484
Transportation – 0.2%

Cargo Aircraft Management, Inc. 4.75% due 2/1/2028(1)	800,000	819,128

		819,128

Total Corporate Bonds & Notes (Cost $230,647,104)		234,815,570
Non–Agency Mortgage–Backed Securities – 6.5%

BANK 2019-BN24 AS 3.283% due 11/15/2062(2)(3)	1,413,000	1,527,165

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(1)	2,500,000	2,649,527

Citigroup Commercial Mortgage Trust 2014-GC21 A5 3.855% due 5/10/2047	1,330,000	1,434,917
2016-C3 AS 3.366% due 11/15/2049(2)(3)	1,125,000	1,211,272

Grace Trust 2020-GRCE C 2.769% due 12/10/2040(1)(2)(3)	1,100,000	1,121,287

GS Mortgage Securities Corp. II 2005-ROCK A 5.366% due 5/3/2032(1)	1,800,000	2,052,680

GS Mortgage Securities Trust
2013-GC16 A4 4.271% due 11/10/2046	750,000	805,500
2017-FARM A 3.659% due 1/10/2043(1)(2)(3)	1,200,000	1,318,813

June 30, 2021 (unaudited)	Principal Amount	Value
Non–Agency Mortgage–Backed Securities (continued)

Jackson Park Trust 2019-LIC B 2.914% due 10/14/2039(1)	$680,000	$700,747

JPMCC Commercial Mortgage Securities Trust 2017-JP5 B 4.077% due 3/15/2050(2)(3)	675,000	744,213

Life Mortgage Trust 2021-BMR C 1.173% due 3/15/2038(1)(2)(3)	1,500,000	1,503,201

Morgan Stanley Capital I Trust 2020-L4 AS 2.88% due 2/15/2053	750,000	795,480

ONE Park Mortgage Trust 2021-PARK B 1.023% due 3/15/2036(1)(2)(3)	1,500,000	1,498,093

SLG Office Trust 2021-OVA A 2.585% due 7/15/2041(1)	1,800,000	1,873,170

Stack Infrastructure Issuer LLC 2021-1A A2 1.877% due 3/26/2046(1)	1,250,000	1,266,120

Wells Fargo Commercial Mortgage Trust 2017-C42 B 4.002% due 12/15/2050(2)(3)	500,000	551,626
2021-SAVE A 1.223% due 2/15/2040(1)(2)(3)	1,181,728	1,186,860

WFRBS Commercial Mortgage Trust 2014-C19 AS 4.271% due 3/15/2047	1,500,000	1,617,141

Total Non–Agency Mortgage–Backed Securities (Cost $23,566,364)		23,857,812
U.S. Government Agencies – 1.8%

Federal Farm Credit Banks Funding Corp. 1.60% due 1/21/2022	6,750,000	6,807,105

Total U.S. Government Agencies (Cost $6,754,163)		6,807,105
U.S. Government Securities – 11.7%

U.S. Treasury Bond 2.25% due 8/15/2049	5,900,000	6,110,187

U.S. Treasury Note
0.125% due 5/31/2023	500,000	498,945
0.25% due 10/31/2025	4,500,000	4,399,805
0.375% due 1/31/2026	2,000,000	1,960,156
0.625% due 5/15/2030	700,000	654,391
0.875% due 11/15/2030	2,200,000	2,092,406
1.25% due 5/31/2028	1,600,000	1,604,250
1.50% due 9/30/2024	23,850,000	24,610,219
1.625% due 5/15/2031	1,060,000	1,076,563

Total U.S. Government Securities (Cost $42,119,685)		43,006,922

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2021 (unaudited)	Shares	Value
Exchange–Traded Funds – 5.1%

Invesco Senior Loan ETF	423,000	$9,369,450

SPDR Blackstone Senior Loan ETF	206,000	9,535,740

Total Exchange–Traded Funds (Cost $18,893,679)		18,905,190

	Principal Amount	Value
Short–Term Investment – 2.0%

Repurchase Agreements – 2.0%

Fixed Income Clearing Corp., 0.00%, dated 6/30/2021, proceeds at maturity value of $7,366,265, due 7/1/2021(4)	$7,366,265	7,366,265

Total Repurchase Agreements (Cost $7,366,265)		7,366,265

Total Investments(5) – 100.6% (Cost $365,992,222)		$371,346,037

Liabilities in excess of other assets(6) – (0.6)%		(2,221,060)

Total Net Assets – 100.0%		$369,124,977

(1)

Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2021, the aggregate market value of these securities amounted to $94,681,520, representing 25.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2021.
(3)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.50%	1/31/2025	$6,968,400	$7,513,678

(5)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).
(6)	Liabilities in excess of other assets include net unrealized depreciation on futures contracts as follows:

Open futures contracts at June 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. 2-Year Treasury Note	September 2021	193	Long	$42,597,079	$42,521,820	$(75,259)
U.S. 10-Year Treasury Note	September 2021	34	Long	4,491,377	4,505,000	13,623
U.S. Long Bond	September 2021	335	Long	52,606,371	53,851,250	1,244,879
U.S. Ultra Bond	September 2021	81	Long	15,288,410	15,607,688	319,278
Total				$114,983,237	$116,485,758	$1,502,521

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	September 2021	957	Short	$(138,908,176)	$(140,873,391)	$(1,965,215)

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Asset–Backed Securities	$—	$36,587,173	$—	$36,587,173
Corporate Bonds & Notes	—	234,815,570	—	234,815,570
Non–Agency Mortgage–Backed Securities	—	23,857,812	—	23,857,812
U.S. Government Agencies	—	6,807,105	—	6,807,105
U.S. Government Securities	—	43,006,922	—	43,006,922
Exchange–Traded Funds	18,905,190	—	—	18,905,190
Repurchase Agreements	—	7,366,265	—	7,366,265
Total	$18,905,190	$352,440,847	$—	$371,346,037
Other Financial Instruments
Futures Contracts
Assets	$1,577,780	$—	$—	$1,577,780
Liabilities	(2,040,474)	—	—	(2,040,474)
Total	$(462,694)	$—	$—	$(462,694)

The accompanying notes are an integral part of these financial statements.	9

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statement of Assets and Liabilities As of June 30, 2021 (unaudited)
Assets

Investments, at value	$371,346,037

Interest receivable	2,667,244

Cash deposits with brokers for futures contracts	1,225,693

Receivable for fund shares subscribed	182,960

Receivable for variation margin on futures contracts	44,927

Prepaid expenses	5,632

Total Assets	375,472,493

Liabilities

Payable for investments purchased	6,000,000

Investment advisory fees payable	136,281

Distribution fees payable	75,975

Payable for fund shares redeemed	40,532

Accrued audit fees	20,846

Accrued custodian and accounting fees	12,770

Accrued trustees’ and officers’ fees	1,803

Accrued expenses and other liabilities	59,309

Total Liabilities	6,347,516

Total Net Assets	$369,124,977

Net Assets Consist of:

Paid-in capital	$349,576,754

Distributable earnings	19,548,223

Total Net Assets	$369,124,977

Investments, at Cost	$365,992,222

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	34,708,932

Net Asset Value Per Share	$10.63

Statement of Operations For the Six Months Ended June 30, 2021 (unaudited)
Investment Income

Dividends	$151,437

Interest	3,938,272

Total Investment Income	4,089,709

Expenses

Investment advisory fees	769,169

Distribution fees	434,241

Trustees’ and officers’ fees	48,648

Professional fees	44,450

Administrative fees	25,942

Custodian and accounting fees	25,033

Shareholder reports	20,430

Transfer agent fees	6,418

Other expenses	13,128

Total Expenses	1,387,459

Less: Fees waived	(15,257)

Total Expenses, Net	1,372,202

Net Investment Income/(Loss)	2,717,507

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Derivative Contracts

Net realized gain/(loss) from investments	1,214,054

Net realized gain/(loss) from futures contracts	949,588

Net realized gain/(loss) from swap contracts	840,777

Net change in unrealized appreciation/(depreciation) on investments	(7,250,320)

Net change in unrealized appreciation/(depreciation) on futures contracts	(139,081)

Net Loss on Investments and Derivative Contracts	(4,384,982)

Net Decrease in Net Assets Resulting From Operations	$(1,667,475)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/21	For the Year Ended 12/31/20

Operations

Net investment income/(loss)	$2,717,507	$4,539,913

Net realized gain/(loss) from investments and derivative contracts	3,004,419	3,264,228

Net change in unrealized appreciation/(depreciation) on investments and derivative contracts	(7,389,401)	12,381,990

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,667,475)	20,186,131

Capital Share Transactions

Proceeds from sales of shares	59,228,351	46,551,088

Cost of shares redeemed	(21,827,099)	(70,658,113)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	37,401,252	(24,107,025)

Net Increase/(Decrease) in Net Assets	35,733,777	(3,920,894)

Net Assets

Beginning of period	333,391,200	337,312,094

End of period	$369,124,977	$333,391,200

Other Information:

Shares

Sold	5,616,938	4,420,774

Redeemed	(2,077,992)	(6,878,416)

Net Increase/(Decrease)	3,538,946	(2,457,642)

The accompanying notes are an integral part of these financial statements.	11

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)		Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/21	$10.70	$0.08	$(0.15)		$(0.07)	$10.63	(0.65)%	(4)

Year Ended 12/31/20	10.03	0.14	0.53		0.67	10.70	6.68%

Period Ended 12/31/19(5)	10.00	0.03	0.00	(6)	0.03	10.03	0.30%	(4)

12	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN TOTAL RETURN BOND VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$369,125	0.79%	(4)	0.80%	(4)	1.56%	(4)	1.55%	(4)	118%	(4)

333,391	0.79%		0.81%		1.40%		1.38%		112%

337,312	0.75%	(4)	0.85%	(4)	1.56%	(4)	1.46%	(4)	18%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2019, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on October 21, 2019.

(6)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

June 30, 2021 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has twenty-four series. Guardian Total Return Bond VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on October 21, 2019. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return with an emphasis on current income as well as capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5c). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2021, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2021 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2021, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, (iii) to enhance potential return, or (iv) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

During the six months ended June 30, 2021, the Fund entered into credit default swaps for risk exposure management and to enhance potential return. There were no credit default swaps held as of June 30, 2021.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2021.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a

16

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2022 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.79% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation will not be subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2021, Park Avenue waived fees and/or paid Fund expenses in the amount of $15,257.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2021, the Fund paid distribution fees in the amount of $434,241 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be announced (TBA) securities) for the six months ended June 30, 2021, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$398,864,572	$50,707,763
Sales	272,798,825	129,255,017

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn

17

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

d. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

e. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2021, the Fund did not hold any restricted, other than 144A restricted securities, or illiquid securities.

f. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

g. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

h. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

18

NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

i. LIBOR Risk Many financial instruments may be tied to the London Interbank Offered Rate, or “LIBOR,” to determine payment obligations, financing terms, hedging strategies, or investment value. LIBOR is the offered rate for short-term Eurodollar deposits between major international banks. The head of the UK Financial Conduct Authority has announced that after 2021 it will no longer persuade nor compel banks to submit rates for the calculation of LIBOR. As a result, it is possible that commencing in 2022, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain loans, notes and other instruments or investments comprising some or all of a fund’s portfolio. A fund may continue to invest in instruments that reference LIBOR or otherwise use reference rates due to favorable liquidity or pricing. Regulators and market participants have been working together to identify or develop successor reference rates and how the calculation of associated spreads (i.e., the amounts above the relevant reference rates paid by borrowers in the market) (if any) should be adjusted. At this time, it is not possible to predict the effect of the establishment of any replacement rate or any other reforms to LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. In addition, there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The transition process might lead to increased volatility and illiquidity in markets for instruments with terms tied to LIBOR, reduced values of LIBOR related investments, and reduced effectiveness of hedging strategies, adversely affecting the Fund’s performance or NAV. In addition, the alternative reference rate may be an ineffective substitute resulting in prolonged adverse market conditions for the Fund.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2021 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

Under certain market conditions, the Fund may use credit default swaps to seek to (i) hedge various investments, (ii) manage or adjust duration and yield curve exposure, (iii) manage risk, (iv) enhance returns, or (v) as substitutes for permitted Fund investments. Credit default swaps involve the exchange of a floating or fixed rate payment in return for assuming potential credit losses of an underlying security or pool of securities.

The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or security, or in a “basket” of securities representing a particular index. Cleared swaps are transacted through futures commission merchants (“FCM”s) that are members of central clearinghouses with the clearinghouse serving as a central counterparty similar to transactions in futures contracts. Funds post initial and variation margin by making payments to their clearing member FCMs.

Generally, the Fund will enter into credit default swaps on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Credit default swaps do not normally involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to credit default swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a credit default swap defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any.

In addition to the risks generally applicable to derivatives, risks associated with credit default swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN TOTAL RETURN BOND VIP FUND

As of June 30, 2021, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$1,577,780

Liability Derivatives
Futures Contracts[1]	$(2,040,474)
[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2021 were as follows:

	Interest Rate Contracts	Credit Default Contracts

Net Realized Gain (Loss)
Futures Contracts[1]	$949,588	$—
Swap Contracts[2]	—	840,777

Net Change in Unrealized Appreciation/(Depreciation)
Futures Contracts[3]	$(139,081)	$—

Average Number of Notional Amounts
Futures Contracts[4]	1,311	—
Swap Contracts —Sell Protection	$—	$5,000,000

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net realized gain/(loss) from swap contracts.
[3]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[4]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until January 7, 2022. The Fund did not utilize the credit facility during the six months ended June 30, 2021.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Additional Information

The outbreak of COVID-19 has materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, strained healthcare systems, and adversely impacting local and global economies, including those in which the Funds invest. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. As with other serious economic disruptions, governmental authorities and regulators are responding to this crisis with significant fiscal and monetary policy changes, including by providing direct capital infusions into companies, introducing new monetary programs and considerably lowering interest rates, which, in some cases resulted in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, heighten investor uncertainty, and lead to sustained economic downturn or a global recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations. As a result, the value of a Fund’s shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Guardian Variable Products Trust (the “Trust”) has adopted and implemented a written liquidity risk management program (the “Program”) for each series of the Trust (each, a “Fund”), which is reasonably designed to assess and manage each Fund’s liquidity risk. The Fund’s “liquidity risk” is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund.

The Board of Trustees of the Trust (the “Board”) approved the designation of Park Avenue Institutional Advisers LLC (the “Administrator” or “PAIA”) as Program administrator. The Administrator established a Liquidity Risk Management Committee, which is comprised of certain officers of the Trust and PAIA, that assists the Administrator in the implementation and day-to-day administration of the Program and in carrying out the Administrator’s liquidity risk management responsibilities.

In accordance with the Program, each Fund’s liquidity risk is assessed no less frequently than monthly taking into consideration a variety of factors, including, as applicable, the Fund’s investment strategy and liquidity of portfolio investments, cash flow projections, and holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below) based on a determination of the number of days it is reasonably expected to take to convert the investment to cash, or sell or dispose of the investment, in current market conditions without significantly changing the investment’s market value. The Liquidity Rule limits the Fund’s investments in illiquid investments by prohibiting the Fund from acquiring any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. The Program includes provisions reasonably designed to comply with this investment limitation. In addition, the Program includes provisions reasonably designed to comply with the Liquidity Rule’s requirements relating to highly liquid investment minimums, which is a minimum amount of Fund net assets to be invested in highly liquid investments that are assets, as applicable. The Fund was not required to adopt a highly liquid investment minimum during the period.

At a meeting of the Board held on March 23-24, 2021, the Board received a report (the “Report”) prepared by the Administrator addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). The Report noted that the Administrator believes the Program operated effectively during the Reporting Period and continues to be reasonably designed to effectively assess and manage each Fund’s liquidity risk. The Report also noted that the Administrator believes the Program has been adequately and effectively implemented since its inception. During the Reporting Period, the Administrator presented to the Board regarding the impact of the COVID-19 pandemic on the Fund’s liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic.

There can be no assurance that the Program will achieve its objectives under all circumstances. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and Sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 23-24, 2021 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Large Cap Fundamental Growth VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Integrated Research VIP Fund, Guardian Diversified Research VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Growth & Income VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund, Guardian Small Cap Core VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Core Plus Fixed Income VIP Fund, Guardian Global Utilities VIP Fund, Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund, and Guardian U.S. Government Securities VIP Fund (each, a “Fund,” and collectively, the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-year term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing Sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds (the “Sub-advised Funds”), namely (i) Wellington Management Company LLP with respect to Guardian Large Cap Disciplined Growth VIP Fund and Guardian Global Utilities VIP Fund, (ii) Columbia Management Investment Advisers, LLC with respect to Guardian Integrated Research VIP Fund,

(iii) Putnam Investment Management, LLC with respect to Guardian Diversified Research VIP Fund, (iv) Boston Partners Global Investors, Inc. with respect to Guardian Large Cap Disciplined Value VIP Fund, (v) AllianceBernstein L.P. with respect to Guardian Growth & Income VIP Fund, (vi) Janus Capital Management LLC with respect to Guardian Mid Cap Traditional Growth VIP Fund, (vii) Wells Capital Management Incorporated with respect to Guardian Mid Cap Relative Value VIP Fund (viii) J.P. Morgan Investment Management Inc. with respect to Guardian International Growth VIP Fund, (ix) Lazard Asset Management LLC with respect to Guardian International Value VIP Fund, and (x) Lord, Abbett & Co. LLC with respect to Guardian Core Plus Fixed Income VIP Fund (each, a “Sub-adviser” and collectively, the “Sub-advisers”) for a one-year term. A new Sub-advisory agreement with ClearBridge Investments, LLC with respect to Guardian Large Cap Fundamental Growth VIP Fund and Guardian Small Cap Core VIP Fund was previously approved in 2020 for a two-year initial term and will be subject to renewal in 2022. There is no sub-adviser for Guardian Multi-Sector Bond VIP Fund, Guardian Total Return Bond VIP Fund or Guardian U.S. Government Securities VIP Fund.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met twice to discuss and evaluate the materials, information and Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above, as well as other materials and information provided to the Board throughout the year. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to renew its approval of the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and to the Sub-advised Funds by the Sub-advisers; (ii) the investment performance of each Fund; (iii) estimated profitability of the Manager; (iv) fees and expenses; (v) the extent to which economies of scale may exist, and the extent to the benefits of economies of scale are shared with the Funds; and (vi) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials, and assisting the Board with certain valuation matters. The Board also received a description of the Manager’s and each Sub-adviser’s business continuity plans and of their respective approaches to data privacy and cybersecurity, and related testing. The Board received information regarding the response of the Manager and the Sub-advisers to the COVID-19 pandemic, including the implementation of remote work arrangements. The Board also received information about the Manager’s role as administrator of the Funds’ liquidity risk management program, the Manager’s approach to risk management, and the Manager’s vendor oversight programs.

The Trustees considered that the Sub-advised Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct oversight meetings with the Sub-advisers on a periodic basis, follow through with additional inquiries on any questions or concerns that arise during the meetings and, as necessary, then report the results of the meetings to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Sub-advised Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approaches to managing the respective Sub-advised Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals who serve as portfolio managers for the Sub-advised Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and the Sub-advised Funds by each respective Sub-adviser were appropriate.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within the relevant Morningstar peer group, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s funds management team review with the Board the economic and market environment, absolute and relative performance of each Fund, and any relevant information about risk management and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year, three-year (where available) and since-inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data, which included comparisons of the performance of each Fund to performance of an appropriate peer universe. For details regarding each Fund’s performance, see the “Fund-by-Fund Factors” section below.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager provided to the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by the Manager and each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory.

Profitability

The Board received and considered the Manager’s estimate of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis.

The Board received and considered profitability information from most of the Sub-advisers, but noted that the Manager had negotiated the fees with the Sub-advisers at arm’s-length. Accordingly, the Board concluded that the profitability of the Sub-advisers is a less relevant factor than Manager profitability.

Based on the consideration of this information, the Board concluded that the profitability of the Funds to the Manager was acceptable.

Fees and Expenses

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fee and total expenses for each Fund and the management fees and total expenses for a peer group of other funds selected by Broadridge. The Trustees considered the Manager’s commitment to limit the total expenses of each Fund through an expense limitation agreement with the Trust. The Trustees also considered that the Manager proposed (and the Board approved) changes to the expense limitation for three Funds, in each case bringing total expenses closer to the median for the peer group. Although the Board recognized that the comparisons between the management fees and actual expenses of the Funds and those of the identified peer group are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the total expenses. For details regarding each Fund’s fee and expense comparisons, see the “Fund-by-Fund Factors” section below.

The Trustees considered the Sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the management and Sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers.

Economies of Scale

The Board considered the extent to which economies of scale may exist, and the extent to which the benefits of economies of scale are shared with the Funds. In this regard, the Board noted that for eleven of sixteen Funds, the management and Sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund and that for the other Funds, the fees reflected appropriate levels based on current and expected asset levels. The Board also noted that the

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SUPPLEMENTAL INFORMATION (UNAUDITED)

expenses of the Funds are subject to expense limitations provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees considered that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than Sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the ability to receive research from soft dollar commissions consistent with Trust policies. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Fund-by-Fund Factors

The Broadridge report groups fees, expenses and performance into five quintiles, with the top quintile having the highest performance or lowest fees/expenses, and the bottom quintile having the lowest performance or highest fees/expenses. For purposes of the descriptions below, a Fund’s performance is considered “in line with” the benchmark index if it is within 0.20%.

Guardian Large Cap Fundamental Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Guardian Large Cap Disciplined Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 3-year period and below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian Integrated Research VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Diversified Research VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•

The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 4th quintile. The

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Large Cap Disciplined Value VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period, in the 5th quintile for the 3-year period and in the 3rd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 3rd quintile.

Guardian Growth & Income VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 2nd quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1- and 3-year periods and above the benchmark index for the since-inception period.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 4th quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile based on data as of the reporting period in the Broadridge report.

Guardian Mid Cap Traditional Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year, 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group, that the actual management fee was in the 4th quintile and that actual total expenses were in the 3rd quintile.

Guardian Mid Cap Relative Value VIP Fund

•	The Board noted that the Fund’s performance was in the 3rd quintile of its performance universe for the 1-year period and in the 2nd quintile for the 3-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year period and above the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 2nd quintile of the expense group.

Guardian Small Cap Core VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee and the actual management fee were in the 1st quintile of the expense group and that actual total expenses were in the 2nd quintile.

Guardian International Growth VIP Fund

•	The Board noted that the Fund’s performance was in the 1st quintile of its performance universe for the 1-year and since-inception periods and in the 2nd quintile for the 3-year period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year, 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 2nd quintile of the expense group and that the actual management fee and actual total expenses were in the 3rd quintile.

Guardian International Value VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period, in the 4th quintile for the 3-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 3rd quintile of the expense group, that the actual management fee was in the 4th quintile and

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SUPPLEMENTAL INFORMATION (UNAUDITED)

that actual total expenses were in the 2nd quintile. The Board also noted that the Manager proposed, and the Board approved, a revision to the expense limitation that would move actual total expenses to the 3rd quintile of the expense group based on data as of the reporting period in the Broadridge report.

Guardian Core Plus Fixed Income VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year and 3-year periods and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was in-line with the benchmark index for the 1-year period and below the benchmark index for the 3-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian Global Utilities VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was above the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Multi-Sector Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 2nd quintile of its performance universe for the 1-year period and in the 4th quintile for the since-inception period. The Board also noted that the
Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 3rd quintile and that actual total expenses were in the 2nd quintile.

Guardian Total Return Bond VIP Fund

•	The Board noted that the Fund’s performance was in the 5th quintile of its performance universe for the 1-year and since-inception periods. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee was in the 1st quintile of the expense group, that the actual management fee was in the 2nd quintile and that actual total expenses were in the 3rd quintile.

Guardian U.S. Government Securities VIP Fund

•	The Board noted that the Fund’s performance was in the 4th quintile of its performance universe for the 1-year period and in the 5th quintile for the since-inception period. The Board also noted that the Fund’s performance was below the benchmark index for the 1-year and since-inception periods.

•	The Board noted that the contractual management fee, the actual management fee and actual total expenses were in the 1st quintile of the expense group.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/
GuardianVPT/Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

28

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

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Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1)	Code of ethics – not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the registrant.

(a)(4)	There was no change in the registrant’s independent public accountant during the reporting period.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)	/s/ Dominique Baede
Dominique Baede, President (Principal Executive Officer)

Date: September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dominique Baede
Dominique Baede, President (Principal Executive Officer)

Date: September 3, 2021

By (Signature and Title)	/s/ John H Walter
John H Walter, Treasurer (Principal Financial and Accounting Officer)

Date: September 3, 2021